UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number: 811-07470

CARILLON SERIES TRUST

(Exact name of Registrant as Specified in Charter)

880 Carillon Parkway

St. Petersburg, FL 33716

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 567-1000

SUSAN L. WALZER, PRINCIPAL EXECUTIVE OFFICER

880 Carillon Parkway

St. Petersburg, FL 33716

(Name and Address of Agent for Service)

Copy to:

KATHY KRESCH INGBER, ESQ.

K&L Gates, LLP

1601 K Street, NW

Washington, D.C. 20006

Date of fiscal year end: October 31

Date of reporting period: April 30, 2021

Item 1. Reports to Shareholders

Carillon Mutual Funds
Semiannual Report
for the six-month period ended April 30, 2021 (unaudited)
Equity Funds
Carillon ClariVest Capital Appreciation Fund
Carillon ClariVest International Stock Fund
Carillon Eagle Growth & Income Fund
Carillon Eagle Mid Cap Growth Fund
Carillon Eagle Small Cap Growth Fund
Carillon Scout International Fund
Carillon Scout Mid Cap Fund Carillon Scout Small Cap Fund
Fixed Income Funds
Carillon Reams Core Bond Fund
Carillon Reams Core Plus Bond Fund
Carillon Reams Unconstrained Bond Fund
880 Carillon Parkway
| St. Petersburg, FL 33716
| 800.421.4184
| carillontower.com
Not FDIC Insured
May Lose Value
No Bank Guarantee
Carillon Fund Distributors, Inc. , Member FINRA

President’s Letter1
Investment Portfolios
Carillon ClariVest Capital Appreciation Fund2
Carillon ClariVest International Stock Fund3
Carillon Eagle Growth & Income Fund5
Carillon Eagle Mid Cap Growth Fund6
Carillon Eagle Small Cap Growth Fund7
Carillon Scout International Fund9
Carillon Scout Mid Cap Fund 10
Carillon Scout Small Cap Fund12
Carillon Reams Core Bond Fund14
Carillon Reams Core Plus Bond Fund17
Carillon Reams Unconstrained Bond Fund20

Statements of Assets and Liabilities24
Statements of Operations27
Statements of Changes in Net Assets 30
Financial Highlights33
Notes to Financial Statements42
Understanding Your Ongoing Costs56
Amendments to Investment Advisory and Subadvisory Agreements58
Principal Risks58

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President’s Letter

Dear Shareholders:

I hope this letter finds you healthy. The semiannual report of the Carillon Family of Funds for the six-month period ended April 30, 2021 follows.

I am honored to write to you for the first time as the new President of your fund family. I have spent more than 20 years in the financial industry and have been the funds’ Principal Executive Officer since 2010. In addition, just after the period end, we welcomed new leadership at the funds’ investment adviser, Carillon Tower Advisers, Inc. Robert D. Kendall, who has worked in the financial industry since 1996, started as the firm’s president on May 7.

I am proud to share that the funds reached important milestones and saw significant growth during this period. For the first time, thanks to your trust in us, the Carillon Family of Funds surpassed $20 billion in assets, reaching more than $21 billion at the end of this six-month period.

We entered this period in the depths of the COVID-19 pandemic and left it as multiple vaccines have been administered to hundreds of millions of people, though much work remains. Your fund family has continued to work efficiently and effectively on your behalf amid physical distancing requirements and shifting market dynamics.

The pace of change continues to be rapid, reinforcing the need for investors to focus on long-term goals and plans. We see opportunity in the current market environment for our research-driven investment managers and their actively managed strategies. We believe that Carillon’s diverse array of funds, spanning small-cap, mid-cap, large-cap, and international equities, as well as fixed income, can help investors navigate current conditions and build toward long-term plans.

As with all investments, investing in any mutual fund carries certain risks. The principal risk factors for each fund are described at the end of this report. Carefully consider the investment objectives, risks, charges and expenses of any fund before you invest. Contact us at 800.421.4184 or carillontower.com or call your financial professional for a prospectus, or summary prospectus, which contains this and other important information about the Carillon Family of Funds. Read the prospectus, or summary prospectus, carefully before you invest or send money.

We are grateful for your continued support of the Carillon Family of Funds and hope we can continue to be a partner in helping you achieve your financial goals.

Sincerely,

Susan Walzer

President

June 18, 2021

This commentary reflects the President’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at carillontower.com.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

1

Investment Portfolios

(UNAUDITED)    |    04.30.2021

CARILLON CLARIVEST CAPITAL APPRECIATION FUND

COMMON STOCKS—99.7%	Shares	Value
Air freight & logistics—1.2%
FedEx Corp.	22,400	$6,502,944

Automobiles—1.6%
Tesla, Inc.*	12,800	9,080,832

Beverages—0.5%
Keurig Dr Pepper, Inc.	70,700	2,534,595

Biotechnology—3.2%
AbbVie, Inc.	76,100	8,485,150
Amgen, Inc.	24,500	5,871,180
Vertex Pharmaceuticals, Inc.*	15,500	3,382,100

Building products—0.8%
Carrier Global Corp.	106,631	4,646,979

Capital markets—1.3%
The Charles Schwab Corp.	59,800	4,209,920
The Goldman Sachs Group, Inc.	8,500	2,961,825

Chemicals—0.3%
Olin Corp.	40,600	1,747,018

Electrical equipment—0.7%
Generac Holdings, Inc.*	12,800	4,146,560

Electronic equipment, instruments & components—0.6%
Keysight Technologies, Inc.*	25,300	3,652,055

Entertainment—2.0%
Activision Blizzard, Inc.	56,200	5,124,878
Netflix, Inc.*	11,600	5,956,252

Food & staples retailing—1.9%
Costco Wholesale Corp.	13,700	5,097,633
Wal-Mart, Inc.	41,700	5,834,247

Health care equipment & supplies—0.9%
Danaher Corp.	6,000	1,523,640
Zimmer Biomet Holdings, Inc.	19,700	3,490,052

Health care providers & services—4.9%
CVS Health Corp.	54,700	4,179,080
Laboratory Corp. of America Holdings*	11,000	2,924,570
McKesson Corp.	20,600	3,863,736
UnitedHealth Group, Inc.	41,400	16,510,320

Health care technology—0.8%
Veeva Systems, Inc., Class A*	15,100	4,264,995

Hotels, restaurants & leisure—0.5%
Darden Restaurants, Inc.	19,800	2,905,056

Household durables—2.4%
D.R. Horton, Inc.	39,100	3,843,139
Lennar Corp., Class A	48,800	5,055,680
PulteGroup, Inc.	78,400	4,635,008

Insurance—0.5%
MetLife, Inc.	45,600	2,901,528

Interactive media & services—9.4%
Alphabet, Inc., Class A*	6,314	14,859,999
Alphabet, Inc., Class C*	5,312	12,802,558
Facebook, Inc., Class A*	69,400	22,560,552
Pinterest, Inc., Class A*	41,000	2,721,170

Internet & direct marketing retail—8.9%
Amazon.com, Inc.*	11,200	38,835,104

COMMON STOCKS—99.7%	Shares	Value
Internet & direct marketing retail (cont'd)
eBay, Inc.	109,900	$ 6,131,321
Etsy, Inc.*	25,200	5,009,508

IT services—7.7%
Akamai Technologies, Inc.*	33,000	3,587,100
Global Payments, Inc.	20,000	4,292,600
MasterCard, Inc., Class A	25,330	9,677,580
PayPal Holdings, Inc.*	61,100	16,025,919
Visa, Inc., Class A	40,500	9,459,180

Life sciences tools & services—1.6%
Thermo Fisher Scientific, Inc.	19,700	9,263,531

Machinery—0.6%
Cummins, Inc.	12,600	3,175,704

Multiline retail—1.4%
Target Corp.	37,800	7,834,428

Pharmaceuticals—1.9%
Bristol-Myers Squibb Co.	100,000	6,242,000
Eli Lilly & Co.	24,300	4,441,311

Professional services—0.5%
ManpowerGroup, Inc.	21,000	2,538,690

Road & rail—1.1%
Kansas City Southern	11,200	3,272,752
Old Dominion Freight Line, Inc.	11,000	2,835,910

Semiconductors & semiconductor equipment—10.7%
Advanced Micro Devices, Inc.*	54,300	4,431,966
Broadcom, Inc.	6,800	3,102,160
KLA Corp.	20,400	6,433,140
Lam Research Corp.	9,600	5,956,320
NVIDIA Corp.	25,500	15,309,690
Qorvo, Inc.*	19,300	3,631,681
QUALCOMM, Inc.	57,700	8,008,760
Teradyne, Inc.	60,400	7,554,832
Texas Instruments, Inc.	33,000	5,956,830

Software—15.9%
Adobe, Inc.*	23,200	11,793,488
Cloudflare, Inc., Class A*	35,500	3,008,270
Crowdstrike Holdings, Inc., Class A*	12,000	2,502,120
Fortinet, Inc.*	16,900	3,451,487
Microsoft Corp.	182,900	46,123,722
salesforce.com, Inc.*	35,700	8,222,424
SS&C Technologies Holdings, Inc.	36,800	2,731,296
Synopsys, Inc.*	39,800	9,832,988
Zoom Video Communications, Inc., Class A*	5,700	1,821,549

Specialty retail—4.5%
Advance Auto Parts, Inc.	14,000	2,802,240
AutoZone, Inc.*	2,700	3,953,124
Dick’s Sporting Goods, Inc.	34,900	2,882,042
Lowe’s Cos., Inc.	21,800	4,278,250
The Home Depot, Inc.	35,300	11,425,551

Technology hardware, storage & peripherals—9.6%
Apple, Inc.	411,664	54,117,349

Textiles, apparel & luxury goods—0.7%
NIKE, Inc., Class B	30,300	4,018,386

2	The accompanying notes are an integral part of the financial statements.

Investment Portfolios

(UNAUDITED)    |    04.30.2021

CARILLON CLARIVEST CAPITAL APPRECIATION FUND (cont’d)

COMMON STOCKS—99.7%	Shares	Value
Trading companies & distributors—1.1%
United Rentals, Inc.*	19,200	$ 6,143,040
Total common stocks (cost $238,584,739)		560,390,594

Total investment portfolio (cost $238,584,739)—99.7%		560,390,594

Other assets in excess of liabilities—0.3%		1,834,439

Total net assets—100.0%		$562,225,033

* Non-income producing security

Sector allocation

Sector	Percent of net assets
Information technology	44.6%
Consumer discretionary	20.0%
Health care	13.3%
Communication services	11.4%
Industrials	5.9%
Consumer staples	2.4%
Financials	1.8%
Materials	0.3%

CARILLON CLARIVEST INTERNATIONAL STOCK FUND
COMMON STOCKS—95.5%	Shares	Value
Australia—5.1%
BHP Group Ltd.	1,333	$48,516
Commonwealth Bank of Australia	2,374	162,516
Fortescue Metals Group Ltd.	7,187	124,345
National Australia Bank Ltd.	2,234	45,717
Sandfire Resources Ltd.	8,519	43,598
Sonic Healthcare Ltd.	1,647	45,523

Austria—0.5%
voestalpine AG	1,122	48,677

Belgium—0.2%
UCB S.A.	191	17,686

Denmark—3.3%
AP Moeller-Maersk A/S, Class B	50	124,381
Danske Bank A/S	1,438	27,333
Novo Nordisk A/S, Class B	1,284	94,718
Pandora A/S*	173	19,592
Scandinavian Tobacco Group A/S	1,739	31,673

Finland—2.2%
Nordea Bank Abp	19,404	201,114

France—7.3%
BNP Paribas S.A.*	1,091	69,953
Capgemini S.A.	185	33,901
Cie de Saint-Gobain*	1,705	107,578
Cie Generale des Etablissements Michelin	594	85,953
Eiffage S.A.*	716	78,429
ENGIE S.A.*	4,564	67,983
Fnac Darty S.A.*	613	43,229

COMMON STOCKS—95.5%	Shares	Value
France (cont'd)
Rexel S.A.	1,382	$ 27,166
Sanofi	556	58,293
Sartorius Stedim Biotech	85	39,039
Societe Generale S.A.*	2,003	56,980

Germany—8.5%
Bayer AG	800	51,767
Daimler AG	1,817	161,711
Deutsche Post AG	2,481	146,125
Deutsche Telekom AG	5,439	104,674
HeidelbergCement AG	831	76,148
Hornbach Holding AG & Co. KGaA	151	14,108
Infineon Technologies AG	1,031	41,344
Merck KGaA	700	122,980
TAG Immobilien AG	1,835	56,750

Hong Kong—2.1%
ASM Pacific Technology Ltd.	3,100	46,821
CK Hutchison Holdings Ltd.	7,000	57,212
Kerry Properties Ltd.	13,000	43,801
WH Group Ltd.	49,000	42,694

Israel—0.7%
Teva Pharmaceutical Industries Ltd., Sponsored ADR*	5,800	62,060

Italy—1.6%
Enel SpA	8,482	84,221
Eni SpA	3,597	42,844
Unipol Gruppo SpA*	4,087	22,336

Japan—29.5%
AGC, Inc.	2,600	118,558
Arcland Sakamoto Co. Ltd.	700	9,553
Central Glass Co. Ltd.	1,300	26,803
Cosmo Energy Holdings Co. Ltd.	800	17,137
FUJIFILM Holdings Corp.	2,800	181,371
Fujitsu Ltd.	600	95,315
Hirogin Holdings, Inc.	3,000	16,584
Hitachi Ltd.	3,400	168,292
Hokkaido Electric Power Co., Inc.	4,000	19,059
Honda Motor Co. Ltd.	2,000	59,640
Ibiden Co. Ltd.	700	33,042
ITOCHU Corp.	6,500	202,922
Kajima Corp.	7,800	107,897
Marubeni Corp.	11,700	97,452
Mitsubishi Corp.	1,800	49,771
Mitsubishi UFJ Financial Group, Inc.	14,800	78,737
Mitsui & Co. Ltd.	5,300	111,849
Mizuho Financial Group, Inc.	2,380	33,497
Murata Manufacturing Co. Ltd.	1,000	79,507
NEC Corp.	3,400	197,661
NEC Networks & System Integration Corp.	3,700	63,650
Nippon Telegraph & Telephone Corp.	6,900	173,969
Nippon Yusen KK	2,600	102,189
Nomura Holdings, Inc.	18,000	96,753
Ricoh Co. Ltd.	4,300	45,950
Sawai Group Holdings Co. Ltd.	800	38,503
Sekisui House Ltd.	3,700	74,935
Sony Group Corp.	2,300	229,952
Toyota Motor Corp.	2,300	172,096

Netherlands—5.7%
Aegon N.V.	7,227	33,492

The accompanying notes are an integral part of the financial statements.	3

Investment Portfolios

(UNAUDITED)    |    04.30.2021

CARILLON CLARIVEST INTERNATIONAL STOCK FUND (cont’d)

COMMON STOCKS—95.5%	Shares	Value

Netherlands (cont'd)
Akzo Nobel N.V.	316	$ 37,942
ASM International N.V.	372	112,857
ASR Nederland N.V.	496	21,663
Koninklijke Ahold Delhaize N.V.	2,336	62,867
Koninklijke Philips N.V.	674	38,110
NN Group N.V.	1,453	72,474
PostNL N.V.*	10,902	56,946
Prosus N.V.*	284	30,823
Signify N.V.	890	50,543

New Zealand—0.2%
Fisher & Paykel Healthcare Corp. Ltd.	726	18,800

Norway—0.5%
Aker Solutions ASA*	14,065	24,477
Austevoll Seafood ASA	1,650	21,061

Singapore—2.0%
DBS Group Holdings Ltd.	4,500	100,850
Yangzijiang Shipbuilding Holdings Ltd.	58,700	62,995
Yanlord Land Group Ltd.	15,800	15,778

Spain—1.9%
Banco Bilbao Vizcaya Argentaria S.A.	5,020	28,110
Iberdrola S.A.	6,858	92,679
Repsol S.A.	1,477	17,630
Telefonica S.A.	7,841	36,338

Sweden—1.0%
Telefonaktiebolaget LM Ericsson, Class B	6,697	91,977

Switzerland—8.1%
Alcon, Inc.*	1,579	118,600
Credit Suisse Group AG	4,680	49,046
Nestle S.A.	736	87,827
Novartis AG	2,066	176,305
Roche Holding AG	257	83,822
Swiss Life Holding AG	171	83,317
UBS Group AG	7,179	109,628
Zurich Insurance Group AG	83	34,051

United Kingdom—15.1%
3i Group PLC	3,966	70,245
Anglo American PLC	1,636	69,367
AstraZeneca PLC	995	105,911
Aviva PLC	7,790	43,067
Barclays PLC	30,175	73,052
Bellway PLC	599	29,881
BP PLC	9,530	39,896
British American Tobacco PLC	1,820	67,528
BT Group PLC*	13,913	31,735
Coca-Cola European Partners PLC	875	49,717
Computacenter PLC	1,621	59,957
Ferguson PLC	466	58,774
GlaxoSmithKline PLC	3,381	62,480
Imperial Brands PLC	4,485	93,483
Kingfisher PLC*	9,582	47,303
Lloyds Banking Group PLC	62,013	38,887
Persimmon PLC	2,221	96,081
Redrow PLC*	2,910	27,777
Rio Tinto PLC	1,025	85,851
Royal Dutch Shell PLC, Class B	2,769	49,547
Royal Mail PLC*	2,652	18,169

COMMON STOCKS—95.5%	Shares	Value
United Kingdom (cont'd)
Standard Chartered PLC	5,468	$ 39,227
Tesco PLC	8,675	26,480
Unilever PLC	327	19,155
Vodafone Group PLC	41,806	78,896
Total common stocks (cost $6,985,337)		8,737,607

PREFERRED STOCKS—2.0%
Germany—2.0%
Draegerwerk AG & Co. KGaA	132	12,323
Volkswagen AG	643	167,412
Total preferred stocks (cost $116,102)		179,735

RIGHTS—0.0%
Switzerland—0.0%
Credit Suisse Group AG Rights, expires 05/07/21* (a)	4,680	—
Total rights (cost $—)		—

EXCHANGE TRADED FUNDS—1.8%
United States—1.8%
iShares MSCI EAFE ETF	2,100	164,031
Total exchange traded funds (cost $160,380)		164,031

Total investment portfolio (cost $7,261,819)—99.3%		9,081,373

Other assets in excess of liabilities—0.7%		68,531

Total net assets—100.0%		$9,149,904

* Non-income producing security

ADR—American Depositary Receipt

ETF—Exchange Traded Fund

(a) For every 2,713 Rights held, the holder is allowed to acquire 1 Series B Mandatory Convertible Note (“MCNs”). MCNs can then be converted into 115.60694 shares of Credit Suisse Group AG at a cost of 1,000 CHF.

Sector allocation

Sector	Percent of net assets
Financials	17.6%
Industrials	17.5%
Consumer discretionary	13.9%
Information technology	13.7%
Health care	12.5%
Materials	5.8%
Consumer staples	5.5%
Communication services	4.7%
Utilities	2.9%
Energy	2.1%
Exchange traded funds	1.8%
Real estate	1.3%

4	The accompanying notes are an integral part of the financial statements.

Investment Portfolios

(UNAUDITED)    |    04.30.2021

CARILLON EAGLE GROWTH & INCOME FUND

COMMON STOCKS—98.3%	Shares	Value

Domestic—87.5%
Aerospace & defense—2.6%
Raytheon Technologies Corp.	294,448	$24,509,852

Banks—8.3%
JPMorgan Chase & Co.	199,907	30,747,696
The PNC Financial Services Group, Inc.	158,512	29,633,818
Truist Financial Corp.	280,555	16,639,717

Beverages—5.6%
PepsiCo, Inc.	153,549	22,135,624
The Coca-Cola Co.	543,709	29,349,412

Biotechnology—2.0%
AbbVie, Inc.	162,507	18,119,531

Capital markets—3.5%
BlackRock, Inc.	17,749	14,541,755
CME Group, Inc.	87,826	17,739,974

Chemicals—3.2%
Eastman Chemical Co.	122,630	14,150,276
PPG Industries, Inc.	91,069	15,594,655

Communications equipment—3.4%
Cisco Systems, Inc.	611,977	31,155,749

Diversified telecommunication services—3.0%
Verizon Communications, Inc.	483,605	27,947,533

Electric utilities—3.0%
NextEra Energy, Inc.	360,252	27,923,133

Electrical equipment—1.9%
Rockwell Automation, Inc.	67,444	17,822,751

Equity real estate investment trusts (REITs)—4.7%
Crown Castle International Corp.	114,684	21,682,157
Prologis, Inc.	187,390	21,836,557

Food products—1.0%
Mondelez International, Inc.	151,588	9,218,066

Health care equipment & supplies—1.1%
Abbott Laboratories	85,887	10,313,311

Health care providers & services—1.6%
UnitedHealth Group, Inc.	37,503	14,956,196

Hotels, restaurants & leisure—3.4%
McDonald’s Corp.	131,692	31,089,847

Household products—2.0%
The Procter & Gamble Co.	136,282	18,182,744

Industrial conglomerates—1.8%
Honeywell International, Inc.	73,473	16,387,418

IT services—2.8%
Automatic Data Processing, Inc.	140,382	26,250,030

Media—2.6%
Comcast Corp., Class A	424,161	23,816,640

Multiline retail—3.0%
Target Corp.	132,975	27,560,399

Oil, gas & consumable fuels—3.4%
Chevron Corp.	302,012	31,128,377

Pharmaceuticals—5.5%
Eli Lilly & Co.	63,599	11,623,989

COMMON STOCKS—98.3%	Shares	Value
Pharmaceuticals (cont'd)
Johnson & Johnson	130,722	$ 21,272,391
Merck & Co., Inc.	247,367	18,428,842

Road & rail—2.9%
Union Pacific Corp.	119,975	26,645,248

Semiconductors & semiconductor equipment—7.2%
Broadcom, Inc.	71,029	32,403,430
Texas Instruments, Inc.	191,864	34,633,370

Software—4.5%
Microsoft Corp.	163,729	41,289,179

Specialty retail—3.5%
The Home Depot, Inc.	101,142	32,736,631
Total domestic common stocks (cost $535,096,356)		809,466,298

Foreign—10.8%
Electrical equipment—2.8%
Eaton Corp. PLC	180,786	25,839,743

Electronic equipment, instruments & components—1.5%
TE Connectivity Ltd.	103,118	13,866,278

Health care equipment & supplies—2.9%
Medtronic PLC	202,488	26,509,729

Household durables—1.7%
Garmin Ltd.	114,014	15,647,281

Insurance—1.9%
Chubb Ltd.	104,428	17,918,801
Total foreign common stocks (cost $52,899,274)		99,781,832

Total common stocks (cost $587,995,630)		909,248,130

Total investment portfolio (cost $587,995,630)—98.3%		909,248,130

Other assets in excess of liabilities—1.7%		15,421,503

Total net assets—100.0%		$924,669,633

Sector allocation

Sector	Percent of net assets
Information technology	19.4%
Financials	13.8%
Health care	13.1%
Industrials	12.0%
Consumer discretionary	11.6%
Consumer staples	8.5%
Communication services	5.6%
Real estate	4.7%
Energy	3.4%
Materials	3.2%
Utilities	3.0%

The accompanying notes are an integral part of the financial statements.	5

Investment Portfolios

(UNAUDITED)    |    04.30.2021

CARILLON EAGLE MID CAP GROWTH FUND

COMMON STOCKS—99.0%	Shares	Value
Aerospace & defense—1.0%
L3Harris Technologies, Inc.	403,122	$84,345,216

Auto components—0.8%
Aptiv PLC*	475,627	68,437,969

Beverages—2.2%
Constellation Brands, Inc., Class A	387,272	93,069,207
Monster Beverage Corp.*	926,857	89,951,472

Biotechnology—4.0%
Acceleron Pharma, Inc.*	362,248	45,270,132
Alnylam Pharmaceuticals, Inc.*	201,572	28,349,086
BioMarin Pharmaceutical, Inc.*	444,026	34,598,506
Exact Sciences Corp.*	311,569	41,071,026
Moderna, Inc.*	673,722	120,474,968
Seagen, Inc.*	426,867	61,366,400

Building products—1.4%
Fortune Brands Home & Security, Inc.	1,108,717	116,393,111

Capital markets—6.0%
LPL Financial Holdings, Inc.	1,096,290	171,788,643
MarketAxess Holdings, Inc.	209,400	102,283,524
Moody’s Corp.	220,949	72,186,248
MSCI, Inc.	297,729	144,627,816

Chemicals—2.0%
Albemarle Corp.	505,903	85,077,708
Corteva, Inc.	1,668,187	81,340,798

Commercial services & supplies—4.2%
IAA, Inc.*	1,057,789	66,439,727
Ritchie Bros Auctioneers, Inc.	1,641,456	104,396,602
Waste Connections, Inc.	1,471,284	175,244,637

Construction materials—1.3%
Martin Marietta Materials, Inc.	294,663	104,051,398

Containers & packaging—0.8%
Ball Corp.	700,106	65,557,926

Distributors—2.3%
Pool Corp.	448,562	189,526,416

Electronic equipment, instruments & components—3.4%
Cognex Corp.	1,482,358	127,660,671
Coherent, Inc.*	259,114	67,367,049
Keysight Technologies, Inc.*	559,725	80,796,304

Energy equipment & services—0.9%
Baker Hughes Co.	3,535,373	70,990,290

Entertainment—1.1%
Spotify Technology S.A.*	122,901	30,985,800
Take-Two Interactive Software, Inc.*	334,711	58,701,615

Equity real estate investment trusts (REITs)—1.5%
SBA Communications Corp.	413,625	123,971,685

Health care equipment & supplies—8.3%
Align Technology, Inc.*	333,047	198,339,480
IDEXX Laboratories, Inc.*	267,606	146,913,018
Insulet Corp.*	309,793	91,457,089
Masimo Corp.*	317,034	73,764,301
ResMed, Inc.	323,155	60,743,445
Teleflex, Inc.	94,172	39,785,786
West Pharmaceutical Services, Inc.	202,153	66,411,304

COMMON STOCKS—99.0%	Shares	Value
Health care providers & services—2.6%
Amedisys, Inc.*	232,478	$ 62,734,188
Guardant Health, Inc.*	335,487	53,335,723
McKesson Corp.	284,667	53,392,143
Molina Healthcare, Inc.*	175,636	44,804,744

Health care technology—1.0%
Veeva Systems, Inc., Class A*	276,150	77,998,567

Hotels, restaurants & leisure—4.5%
Caesars Entertainment, Inc.*	1,367,323	133,778,882
Chipotle Mexican Grill, Inc.*	47,300	70,573,019
DraftKings, Inc., Class A*	601,956	34,106,827
Planet Fitness, Inc., Class A*	317,589	26,674,300
Royal Caribbean Cruises Ltd.*	744,024	64,692,887
Vail Resorts, Inc.*	132,403	43,052,160

Household durables—0.6%
Lennar Corp., Class A	437,611	45,336,500

Interactive media & services—2.8%
Bumble, Inc., Class A*	826,159	49,767,818
Pinterest, Inc., Class A*	2,733,428	181,417,616

IT services—4.1%
FleetCor Technologies, Inc.*	473,581	136,258,725
Global Payments, Inc.	639,082	137,166,170
Shopify, Inc., Class A*	55,711	65,878,815

Leisure products—1.1%
Peloton Interactive, Inc., Class A*	898,974	88,414,093

Life sciences tools & services—2.7%
Avantor, Inc.*	2,252,287	72,163,275
Charles River Laboratories International, Inc.*	154,537	51,375,826
PPD, Inc.*	1,101,020	50,867,124
Repligen Corp.*	215,045	45,527,177

Machinery—0.9%
Westinghouse Air Brake Technologies Corp.	905,909	74,347,952

Pharmaceuticals—2.3%
Horizon Therapeutics PLC*	1,325,162	125,386,829
Zoetis, Inc.	382,676	66,214,428

Professional services—3.6%
Booz Allen Hamilton Holding Corp.	665,315	55,187,879
Clarivate PLC*	2,059,050	57,509,266
IHS Markit Ltd.	590,626	63,539,545
TransUnion	1,135,885	118,802,212

Road & rail—1.2%
Old Dominion Freight Line, Inc.	378,010	97,454,758

Semiconductors & semiconductor equipment—5.2%
Advanced Micro Devices, Inc.*	1,290,293	105,313,715
Enphase Energy, Inc.*	379,301	52,817,664
Marvell Technology, Inc.	1,943,839	87,880,961
Microchip Technology, Inc.	630,109	94,699,082
Monolithic Power Systems, Inc.	116,127	41,965,975
Universal Display Corp.	191,198	42,769,081

Software—19.0%
Anaplan, Inc.*	849,270	50,658,955
Coupa Software, Inc.*	195,830	52,686,103
Crowdstrike Holdings, Inc., Class A*	944,784	196,996,912
DocuSign, Inc.*	441,638	98,458,776
Elastic N.V.*	692,692	83,552,509

6	The accompanying notes are an integral part of the financial statements.

Investment Portfolios

(UNAUDITED)    |    04.30.2021

CARILLON EAGLE MID CAP GROWTH FUND (cont’d)

COMMON STOCKS—99.0%	Shares	Value
Software (cont'd)
Fair Isaac Corp.*	153,994	$ 80,294,012
Five9, Inc.*	530,893	99,791,957
PTC, Inc.*	523,916	68,601,561
RingCentral, Inc., Class A*	539,261	171,997,296
ServiceNow, Inc.*	113,319	57,381,342
Splunk, Inc.*	698,684	88,327,631
Synopsys, Inc.*	688,709	170,152,446
Tyler Technologies, Inc.*	340,370	144,609,598
Workday, Inc., Class A*	259,282	64,042,654
Zendesk, Inc.*	868,891	126,988,420

Specialty retail—2.6%
AutoZone, Inc.*	50,114	73,372,910
Burlington Stores, Inc.*	422,183	137,770,978

Textiles, apparel & luxury goods—1.1%
Lululemon Athletica, Inc.*	267,074	89,541,900

Trading companies & distributors—2.5%
United Rentals, Inc.*	302,220	96,695,289
W.W. Grainger, Inc.	245,139	106,277,562
Total common stocks (cost $4,403,838,512)		8,115,141,110

Total investment portfolio (cost $4,403,838,512)—99.0%		8,115,141,110

Other assets in excess of liabilities—1.0%		79,385,151

Total net assets—100.0%		$8,194,526,261

* Non-income producing security

Sector allocation

Sector	Percent of net assets
Information technology	31.7%
Health care	20.9%
Industrials	14.8%
Consumer discretionary	13.0%
Financials	6.0%
Materials	4.1%
Communication services	3.9%
Consumer staples	2.2%
Real estate	1.5%
Energy	0.9%

CARILLON EAGLE SMALL CAP GROWTH FUND
COMMON STOCKS—98.3%	Shares	Value
Beverages—0.7%
Celsius Holdings, Inc.*	362,076	$20,746,955

Biotechnology—15.5%
Aldeyra Therapeutics, Inc.*	683,368	8,589,936
Amicus Therapeutics, Inc.*	1,031,838	10,153,286
Arrowhead Pharmaceuticals, Inc.*	380,352	27,674,412
Biohaven Pharmaceutical Holding Co., Ltd.*	265,694	19,953,619
Blueprint Medicines Corp.*	299,516	28,849,381

COMMON STOCKS—98.3%	Shares	Value
Biotechnology (cont'd)
BridgeBio Pharma, Inc.*	326,756	$ 18,272,196
CareDx, Inc.*	221,413	17,507,126
Denali Therapeutics, Inc.*	209,850	12,683,334
Dicerna Pharmaceuticals, Inc.*	871,159	27,171,449
Emergent BioSolutions, Inc.*	227,055	13,845,814
Fate Therapeutics, Inc.*	190,482	16,646,222
Halozyme Therapeutics, Inc.*	992,782	49,589,461
Insmed, Inc.*	651,593	21,978,232
Invitae Corp.* (a)	303,406	10,588,869
Karuna Therapeutics, Inc.*	183,606	20,382,102
Kodiak Sciences, Inc.*	160,775	19,428,051
Kura Oncology, Inc.*	557,986	15,026,563
Mirati Therapeutics, Inc.*	146,705	24,385,305
Natera, Inc.*	304,744	33,527,935
Novavax, Inc.*	90,011	21,326,306
PTC Therapeutics, Inc.*	99,030	4,081,026
TG Therapeutics, Inc.*	496,327	22,190,780
Turning Point Therapeutics, Inc.*	269,743	20,562,509
Ultragenyx Pharmaceutical, Inc.*	202,025	22,554,071

Building products—1.2%
Trex Co., Inc.*	335,353	36,214,770

Capital markets—2.8%
LPL Financial Holdings, Inc.	290,830	45,573,061
PJT Partners, Inc., Class A	591,708	43,508,289

Chemicals—2.9%
Quaker Chemical Corp.	373,240	90,454,714

Commercial services & supplies—4.6%
Casella Waste Systems, Inc., Class A*	125,000	8,388,750
IAA, Inc.*	484,181	30,411,409
MSA Safety, Inc.	126,334	20,309,454
Ritchie Bros Auctioneers, Inc.	1,058,422	67,315,639
The Brink’s Co.	220,324	17,608,294

Communications equipment—1.2%
Lumentum Holdings, Inc.*	422,859	35,964,158

Construction materials—2.0%
Summit Materials, Inc., Class A*	2,180,026	62,762,949

Diversified consumer services—1.1%
Chegg, Inc.*	393,388	35,534,738

Diversified telecommunication services—0.3%
Bandwidth, Inc., Class A*	59,449	7,859,158

Electrical equipment—1.6%
Plug Power, Inc.*	685,246	19,536,364
Thermon Group Holdings, Inc.*	1,616,313	30,871,578

Electronic equipment, instruments & components—2.5%
Cognex Corp.	414,939	35,734,547
II-VI, Inc.*	650,000	43,641,000

Equity real estate investment trusts (REITs)—1.1%
EastGroup Properties, Inc.	214,057	33,962,284

Food & staples retailing—1.6%
Casey’s General Stores, Inc.	114,950	25,540,741
Grocery Outlet Holding Corp.*	599,652	24,219,944

Food products—1.2%
The Simply Good Foods Co.*	1,130,857	39,071,109

The accompanying notes are an integral part of the financial statements.	7

Investment Portfolios

(UNAUDITED)    |    04.30.2021

CARILLON EAGLE SMALL CAP GROWTH FUND (cont’d)

COMMON STOCKS—98.3%	Shares	Value
Health care equipment & supplies—4.8%
AtriCure, Inc.*	394,233	$ 30,383,537
CONMED Corp.	236,235	33,297,323
CryoPort, Inc.*	320,149	18,110,829
Inari Medical, Inc.*	158,614	18,127,994
Nevro Corp.*	188,585	32,589,374
STAAR Surgical Co.*	138,506	18,976,707

Health care providers & services—2.7%
AdaptHealth Corp.*	444,073	12,904,761
Owens & Minor, Inc.	585,834	21,142,749
Progyny, Inc.*	534,539	30,420,615
The Ensign Group, Inc.	234,910	20,167,024

Health care technology—2.6%
Evolent Health, Inc., Class A*	1,698,632	36,792,369
Inspire Medical Systems, Inc.*	138,839	32,879,852
Omnicell, Inc.*	85,888	12,455,478

Hotels, restaurants & leisure—8.9%
DraftKings, Inc., Class A*	403,957	22,888,204
Everi Holdings, Inc.*	3,951,860	69,868,885
Norwegian Cruise Line Holdings Ltd.*	1,250,131	38,816,567
Penn National Gaming, Inc.*	551,223	49,124,994
Planet Fitness, Inc., Class A*	384,488	32,293,147
Rush Street Interactive, Inc.* (a)	1,805,105	24,170,356
Wingstop, Inc.	275,493	43,640,846

Household durables—2.7%
Cricut, Inc., Class A* (a)	688,669	18,249,728
Universal Electronics, Inc.* (b)	1,178,472	66,996,133

Insurance—1.4%
Kinsale Capital Group, Inc.	108,818	18,935,420
Selectquote, Inc.*	801,064	24,937,122

IT services—2.3%
EVO Payments, Inc., Class A*	1,124,737	32,066,252
Sabre Corp.*	2,694,822	40,368,433

Life sciences tools & services—2.4%
Medpace Holdings, Inc.*	95,008	16,120,958
NanoString Technologies, Inc.*	249,578	19,883,879
NeoGenomics, Inc.*	523,460	25,644,305
Pacific Biosciences of California, Inc.*	477,184	14,243,942

Machinery—7.1%
Chart Industries, Inc.*	505,618	81,217,419
Desktop Metal, Inc., Class A* (a)	1,066,758	14,593,249
Graco, Inc.	369,992	28,415,386
John Bean Technologies Corp.	268,023	38,965,184
Woodward, Inc.	473,103	59,142,606

Oil, gas & consumable fuels—1.1%
Viper Energy Partners LP	1,913,390	34,460,154

Pharmaceuticals—1.8%
Arvinas, Inc.*	227,923	15,713,012
Horizon Therapeutics PLC*	442,208	41,841,721

Road & rail—2.0%
Landstar System, Inc.	363,150	62,563,482

Semiconductors & semiconductor equipment—6.2%
CMC Materials, Inc.	240,836	44,176,547
Entegris, Inc.	697,005	78,468,823
Lattice Semiconductor Corp.*	559,700	28,158,507

COMMON STOCKS—98.3%	Shares	Value
Semiconductors & semiconductor equipment (cont'd)
Silicon Laboratories, Inc.*	306,961	$ 43,266,153

Software—9.0%
Alkami Technology, Inc.*	308,192	14,697,677
C3.ai, Inc., Class A* (a)	219,570	14,548,708
Everbridge, Inc.*	355,106	47,126,117
Medallia, Inc.*	620,196	18,289,580
Pegasystems, Inc.	628,989	79,843,864
Proofpoint, Inc.*	174,030	29,952,303
PROS Holdings, Inc.*	454,388	19,529,596
Q2 Holdings, Inc.*	275,000	28,605,500
Sprout Social, Inc., Class A*	273,448	18,126,868
Sumo Logic, Inc.*	539,150	10,508,034

Specialty retail—3.0%
Floor & Decor Holdings, Inc., Class A*	355,123	39,390,243
MarineMax, Inc.*	974,832	55,370,458
Total common stocks (cost $1,835,041,980)		3,085,666,864

HOLDING COMPANIES—0.6%

Holding companies-diversified—0.6%
Fast Acquisition Corp., Class A* (a) (b)	1,549,802	19,233,043
Total holding companies (cost $17,467,514)		19,233,043

MONEY MARKET FUNDS—0.9%
First American Government Obligations Fund—Class X, 0.03%#	29,544,876	29,544,876
Total money market funds (cost $29,544,876)		29,544,876

Total investment portfolio (cost $1,882,054,370)—99.8%		3,134,444,783

Other assets in excess of liabilities—0.2%		6,729,947

Total net assets—100.0%		$3,141,174,730

* Non-income producing security

(a) All or a portion of this security was on loan as of the date of this report. The total fair market value of loaned securities was $28,006,058 or 0.9% of net assets as of the date of this report.

(b) Affiliated issuer. See Note 4 in the Notes to Financial Statements.

# Annualized seven-day yield as of the date of this report. Investment made with cash collateral received for securities on loan.

Sector allocation

Sector	Percent of net assets
Health care	29.9%
Information technology	21.1%
Industrials	16.4%
Consumer discretionary	15.8%
Materials	4.9%
Financials	4.2%
Consumer staples	3.5%
Energy	1.1%

8	The accompanying notes are an integral part of the financial statements.

Investment Portfolios

(UNAUDITED)    |    04.30.2021

CARILLON EAGLE SMALL CAP GROWTH FUND (cont’d)

Sector allocation (cont'd)

Sector	Percent of net assets
Real estate	1.1%
Money market funds	0.9%
Diversified	0.6%
Communication services	0.3%

CARILLON SCOUT INTERNATIONAL FUND
COMMON STOCKS—93.7%	Shares	Value
Australia—3.9%
BHP Group Ltd., Sponsored ADR (a)	99,024	$7,204,986
CSL Ltd.	29,303	6,121,238
Woodside Petroleum Ltd.	386,693	6,744,197

Canada—3.8%
Enbridge, Inc.	194,658	7,507,959
Great-West Lifeco, Inc.	413,762	11,997,297

Denmark—1.3%
Novo Nordisk A/S, Sponsored ADR	91,234	6,746,754

France—10.8%
Air Liquide S.A.	35,136	5,917,013
AXA S.A.	430,994	12,173,503
BNP Paribas S.A.*	193,320	12,395,298
Dassault Systemes SE	20,324	4,714,634
Kering S.A.	8,623	6,909,748
L’Oreal S.A.	14,934	6,115,059
TOTAL S.A.	170,901	7,553,484

Germany—9.9%
Allianz SE, Unsponsored ADR	371,171	9,655,346
BASF SE	73,363	5,912,450
Continental AG	45,905	6,203,605
Fresenius SE & Co. KGaA	162,233	7,973,681
Muenchener Rueckversicherungs-Gesellschaft AG	21,117	6,101,449
SAP SE, Sponsored ADR (a)	44,674	6,251,680
Siemens AG	41,492	6,922,346
Siemens Energy AG*	66,009	2,207,811

Hong Kong—0.8%
AAC Technologies Holdings, Inc.	751,992	4,174,445

Ireland—2.5%
Kerry Group PLC, Class A	42,841	5,553,153
Ryanair Holdings PLC, Sponsored ADR*	61,551	7,192,234

Japan—14.2%
Astellas Pharma, Inc.	461,592	6,947,453
FANUC Corp.	18,366	4,229,376
JGC Holdings Corp.	571,793	6,536,503
Komatsu Ltd.	261,794	7,697,954
Kubota Corp.	325,651	7,661,193
Nitto Denko Corp.	93,211	7,713,609
ORIX Corp.	593,223	9,576,912
Pan Pacific International Holdings Corp.	277,441	5,980,334
SYSMEX Corp.	44,571	4,451,910
Tokyo Electron Ltd.	28,057	12,743,151

Mexico—4.5%
Grupo Financiero Banorte S.A.B. de C.V., Class O*	2,579,456	14,646,247
Wal-Mart de Mexico S.A.B. de C.V., Sponsored ADR	267,539	8,775,279

COMMON STOCKS—93.7%	Shares	Value
Norway—2.1%
DNB ASA*	511,271	$ 10,964,844

Singapore—1.0%
Singapore Telecommunications Ltd.	2,770,925	5,198,661

South Africa—2.8%
MTN Group Ltd.*	2,322,698	14,695,047

Spain—2.1%
Banco Bilbao Vizcaya Argentaria S.A.	1,977,077	11,070,859

Sweden—2.8%
Essity AB, Class B	196,854	6,424,921
Sandvik AB (a)	334,036	8,260,525

Switzerland—9.3%
ABB Ltd.	220,068	7,148,287
Adecco Group AG	114,209	7,741,040
Coca-Cola HBC AG	266,916	9,225,094
Givaudan S.A.	1,305	5,468,178
Nestle S.A., Sponsored ADR	55,198	6,597,817
Novartis AG, Sponsored ADR	70,362	5,997,657
Roche Holding AG	17,623	5,747,845

Taiwan—3.2%
Largan Precision Co. Ltd.	62,500	6,914,262
MediaTek, Inc.	224,930	9,429,650

Turkey—0.7%
Tupras Turkiye Petrol Rafinerileri AS*	328,944	3,486,618

United Kingdom—13.1%
British American Tobacco PLC	177,759	6,595,426
Compass Group PLC*	419,112	9,117,439
Diageo PLC, Sponsored ADR	47,873	8,586,023
London Stock Exchange Group PLC	99,505	10,166,217
Next PLC*	78,630	8,473,625
Reckitt Benckiser Group PLC	67,334	5,995,236
Royal Dutch Shell PLC, Class B, Sponsored ADR	273,672	9,800,194
WPP PLC	691,920	9,328,506

United States—4.9%
Aflac, Inc.	228,031	12,252,106
Credicorp Ltd.	40,769	4,867,819
Mettler-Toledo International, Inc.*	6,285	8,254,216
Total common stocks (cost $269,431,622)		485,017,403

PREFERRED STOCKS—4.9%
Colombia—1.4%
Bancolombia S.A., Sponsored ADR	243,821	7,297,563

Germany—3.5%
Henkel AG & Co. KGaA, Sponsored ADR	262,136	7,499,711
Volkswagen AG	40,361	10,508,424
Total preferred stocks (cost $13,240,597)		25,305,698

MONEY MARKET FUNDS—3.7%
First American Government Obligations Fund—Class X, 0.03%#	19,073,447	19,073,447
Total money market funds (cost $19,073,447)		19,073,447

Total investment portfolio (cost $301,745,666)—102.3%		529,396,548

Liabilities in excess of other assets—(2.3)%		(11,869,276)

Total net assets—100.0%		$517,527,272

The accompanying notes are an integral part of the financial statements.	9

Investment Portfolios

(UNAUDITED)    |    04.30.2021

CARILLON SCOUT INTERNATIONAL FUND (cont’d)

ADR—American Depositary Receipt

(a) All or a portion of this security was on loan as of the date of this report. The total fair market value of loaned securities was $17,891,279 or 3.5% of net assets as of the date of this report.

* Non-income producing security

# Annualized seven-day yield as of the date of this report. Investment made with cash collateral received for securities on loan.

Sector allocation

Sector	Percent of net assets
Financials	25.7%
Consumer staples	13.8%
Industrials	12.7%
Health care	10.1%
Consumer discretionary	9.1%
Information technology	8.5%
Energy	6.8%
Materials	6.2%
Communication services	5.7%
Money market funds	3.7%

CARILLON SCOUT MID CAP FUND
COMMON STOCKS—99.4%	Shares	Value
Aerospace & defense—2.2%
BWX Technologies, Inc.	399,186	$26,713,527
Hexcel Corp.*	222,767	12,566,286
Huntington Ingalls Industries, Inc.	93,681	19,890,350
L3Harris Technologies, Inc.	105,137	21,997,815
Textron, Inc.	359,493	23,093,830

Airlines—0.7%
Alaska Air Group, Inc.*	130,781	9,042,198
JetBlue Airways Corp.*	230,594	4,694,894
Southwest Airlines Co.*	276,873	17,382,087

Auto components—1.4%
Aptiv PLC*	214,912	30,923,688
Lear Corp.	191,326	35,173,372

Automobiles—0.8%
Thor Industries, Inc.	256,535	36,322,791

Banks—3.7%
Citizens Financial Group, Inc.	986,398	45,650,499
Signature Bank	195,201	49,095,004
SVB Financial Group*	99,053	56,641,477
Synovus Financial Corp.	498,610	23,364,865

Beverages—0.5%
The Boston Beer Co., Inc., Class A*	17,702	21,534,306

Biotechnology—1.8%
BioMarin Pharmaceutical, Inc.*	389,688	30,364,489
CareDx, Inc.*	79,557	6,290,572
Exact Sciences Corp.*	180,465	23,788,896

COMMON STOCKS—99.4%	Shares	Value
Biotechnology (cont'd)
Exelixis, Inc.*	360,783	$ 8,882,478
Neurocrine Biosciences, Inc.*	164,588	15,551,920

Building products—1.3%
Carrier Global Corp.	812,796	35,421,650
Owens Corning	274,256	26,550,723

Capital markets—2.1%
Evercore, Inc., Class A	553,352	77,541,216
MarketAxess Holdings, Inc.	20,439	9,983,634
MSCI, Inc.	25,411	12,343,901

Chemicals—3.1%
Albemarle Corp.	110,846	18,640,972
CF Industries Holdings, Inc.	372,063	18,093,424
Huntsman Corp.	1,219,289	34,957,015
The Mosaic Co.	960,954	33,806,362
The Scotts Miracle-Gro Co.	91,997	21,266,026
Westlake Chemical Corp.	182,629	17,147,037

Commercial services & supplies—0.5%
Copart, Inc.*	85,351	10,627,053
IAA, Inc.*	184,310	11,576,511

Communications equipment—1.1%
Arista Networks, Inc.*	94,612	29,818,864
Lumentum Holdings, Inc.*	247,861	21,080,578

Construction & engineering—1.1%
Quanta Services, Inc.	540,291	52,213,722

Construction materials—2.4%
Eagle Materials, Inc.*	362,285	50,046,050
Martin Marietta Materials, Inc.	89,646	31,655,795
Vulcan Materials Co.	168,441	30,022,924

Consumer finance—1.8%
Ally Financial, Inc.	1,170,603	60,227,524
Discover Financial Services	207,874	23,697,636

Distributors—0.3%
LKQ Corp.*	302,247	14,117,957

Diversified financial services—0.5%
Voya Financial, Inc.	367,008	24,890,483

Electric utilities—1.1%
Evergy, Inc.	817,121	52,271,230

Electrical equipment—1.4%
Eaton Corp. PLC	116,485	16,649,201
Generac Holdings, Inc.*	156,511	50,701,739

Electronic equipment, instruments & components—1.0%
Keysight Technologies, Inc.*	97,979	14,143,269
Zebra Technologies Corp., Class A*	70,694	34,480,291

Energy equipment & services—0.2%
Baker Hughes Co.	394,421	7,919,974

Entertainment—2.7%
Live Nation Entertainment, Inc.*	206,803	16,933,030
Roku, Inc.*	88,277	30,276,363
Spotify Technology S.A.*	63,926	16,117,023
Take-Two Interactive Software, Inc.*	76,801	13,469,359
Zynga, Inc., Class A*	4,472,869	48,396,442

Equity real estate investment trusts (REITs)—5.8%
Agree Realty Corp.	311,486	21,916,155

10	The accompanying notes are an integral part of the financial statements.

Investment Portfolios

(UNAUDITED)    |    04.30.2021

CARILLON SCOUT MID CAP FUND (cont’d)

COMMON STOCKS—99.4%	Shares	Value
Equity real estate investment trusts (REITs) (cont'd)
Americold Realty Trust	1,404,465	$ 56,726,342
Healthcare Realty Trust, Inc.	1,194,406	38,412,097
Host Hotels & Resorts, Inc.*	874,325	15,877,742
Mid-America Apartment Communities, Inc.	366,461	57,655,309
STAG Industrial, Inc.	2,205,330	80,516,598

Food & staples retailing—0.8%
Casey’s General Stores, Inc.	175,776	39,055,669

Food products—3.1%
Darling Ingredients, Inc.*	886,371	61,558,466
Lamb Weston Holdings, Inc.	236,291	19,021,425
The Hain Celestial Group, Inc.*	1,184,624	48,581,430
Tyson Foods, Inc., Class A	190,626	14,763,984

Health care equipment & supplies—4.2%
ABIOMED, Inc.*	87,212	27,971,505
Align Technology, Inc.*	21,131	12,584,144
DexCom, Inc.*	47,857	18,477,588
Edwards Lifesciences Corp.*	230,863	22,052,034
IDEXX Laboratories, Inc.*	17,740	9,739,083
Insulet Corp.*	102,326	30,208,682
Masimo Corp.*	58,465	13,603,051
Novocure Ltd.*	62,110	12,676,651
NuVasive, Inc.*	454,839	32,498,246
Teleflex, Inc.	37,343	15,776,671

Health care providers & services—2.1%
AmerisourceBergen Corp.	237,748	28,719,958
Henry Schein, Inc.*	485,189	35,176,203
Molina Healthcare, Inc.*	94,538	24,116,644
Universal Health Services, Inc., Class B	84,845	12,591,846

Health care technology—0.5%
Omnicell, Inc.*	74,750	10,840,245
Veeva Systems, Inc., Class A*	53,293	15,052,608

Hotels, restaurants & leisure—2.1%
Booking Holdings, Inc.*	4,828	11,906,234
Chipotle Mexican Grill, Inc.*	12,371	18,457,903
Darden Restaurants, Inc.	156,566	22,971,364
Expedia Group, Inc.*	80,653	14,213,478
Texas Roadhouse, Inc.*	236,392	25,298,672
Vail Resorts, Inc.*	19,823	6,445,647

Household durables—1.2%
D.R. Horton, Inc.	373,507	36,712,003
Garmin Ltd.	158,495	21,751,854

Industrial conglomerates—0.2%
Carlisle Cos, Inc.	52,879	10,134,260

Insurance—5.4%
Arch Capital Group Ltd.*	1,279,097	50,792,942
Brown & Brown, Inc.	621,307	33,041,106
Everest Re Group Ltd.	192,339	53,268,286
Lincoln National Corp.	830,779	53,277,857
The Hartford Financial Services Group, Inc.	416,940	27,501,363
White Mountains Insurance Group Ltd.	32,107	37,418,461

Interactive media & services—1.8%
IAC/InterActiveCorp*	62,495	15,840,608
Match Group, Inc.*	133,314	20,747,658
MediaAlpha, Inc., Class A*	129,720	5,740,110
Pinterest, Inc., Class A*	519,556	34,482,932

COMMON STOCKS—99.4%	Shares	Value
Interactive media & services (cont'd)
Twitter, Inc.*	71,966	$ 3,973,962
Zillow Group, Inc., Class A*	30,688	4,092,245

Internet & direct marketing retail—1.7%
Chewy, Inc., Class A*	264,896	21,117,509
eBay, Inc.	188,730	10,529,247
Etsy, Inc.*	73,422	14,595,559
Stitch Fix, Inc., Class A*	219,487	9,508,177
Wayfair, Inc., Class A*	89,739	26,524,156

IT services—1.7%
DXC Technology Co.*	958,615	31,548,020
Euronet Worldwide, Inc.*	49,607	7,115,132
Okta, Inc.*	37,112	10,009,106
Twilio, Inc., Class A*	88,444	32,529,703

Leisure products—1.5%
Brunswick Corp.	321,284	34,419,155
Polaris, Inc.	171,520	24,017,946
YETI Holdings, Inc.*	140,501	12,001,595

Machinery—3.5%
AGCO Corp.	368,035	53,703,667
Chart Industries, Inc.*	221,569	35,590,629
Pentair PLC	431,489	27,835,355
The Timken Co.	260,021	21,807,961
Xylem, Inc.	224,207	24,808,505

Media—0.3%
Discovery, Inc., Class A* (a)	433,802	16,336,983

Metals & mining—2.7%
Alcoa Corp.*	513,567	18,817,095
Freeport-McMoRan, Inc.	1,533,394	57,824,288
Hecla Mining Co.	4,094,952	24,201,166
Kirkland Lake Gold Ltd.	652,515	24,182,206

Mortgage real estate investment trusts (REITs)—0.5%
AGNC Investment Corp.	1,299,096	23,292,791

Multiline retail—1.2%
Dollar General Corp.	184,424	39,605,054
Ollie’s Bargain Outlet Holdings, Inc.*	194,122	17,911,637

Multi-utilities—2.3%
CenterPoint Energy, Inc.	1,372,862	33,621,390
WEC Energy Group, Inc.	762,416	74,083,963

Oil, gas & consumable fuels—2.6%
EOG Resources, Inc.	1,256,442	92,524,389
Hess Corp.	185,979	13,857,295
Marathon Petroleum Corp.	274,488	15,275,257

Pharmaceuticals—1.8%
Horizon Therapeutics PLC*	875,544	82,843,973

Professional services—1.3%
Booz Allen Hamilton Holding Corp.	151,785	12,590,566
CoStar Group, Inc.*	23,679	20,232,048
Robert Half International, Inc.	346,092	30,321,120

Real estate management & development—0.7%
eXp World Holdings, Inc.*	932,040	32,024,894

Road & rail—0.9%
AMERCO	37,421	22,326,491
Knight-Swift Transportation Holdings, Inc.	425,327	20,041,409

The accompanying notes are an integral part of the financial statements.	11

Investment Portfolios

(UNAUDITED)    |    04.30.2021

CARILLON SCOUT MID CAP FUND (cont’d)

COMMON STOCKS—99.4%	Shares	Value
Semiconductors & semiconductor equipment—5.9%
Analog Devices, Inc.	55,456	$ 8,493,641
Enphase Energy, Inc.*	111,433	15,517,045
KLA Corp.	131,796	41,561,869
Lam Research Corp.	20,015	12,418,307
Marvell Technology, Inc.	237,686	10,745,784
Monolithic Power Systems, Inc.	72,349	26,145,482
NXP Semiconductors N.V.	52,895	10,182,816
ON Semiconductor Corp.*	549,972	21,448,908
Skyworks Solutions, Inc.	278,700	50,536,671
SolarEdge Technologies, Inc.*	63,878	16,834,408
Teradyne, Inc.	329,534	41,218,113
Universal Display Corp.	103,826	23,224,838

Software—6.7%
C3.ai, Inc., Class A* (a)	259,752	17,211,168
Cadence Design Systems, Inc.*	142,431	18,768,133
Crowdstrike Holdings, Inc., Class A*	259,042	54,012,847
DocuSign, Inc.*	131,099	29,227,211
Paycom Software, Inc.*	59,943	23,042,689
Splunk, Inc.*	137,670	17,404,241
Teradata Corp.*	1,536,556	76,013,425
The Trade Desk, Inc., Class A*	38,936	28,396,414
Workday, Inc., Class A*	104,668	25,852,996
Zscaler, Inc.*	141,367	26,526,104

Specialty retail—3.5%
American Eagle Outfitters, Inc.	817,436	28,258,762
Best Buy Co., Inc.	253,488	29,473,050
Burlington Stores, Inc.*	33,380	10,892,895
Floor & Decor Holdings, Inc., Class A*	334,421	37,093,977
O’Reilly Automotive, Inc.*	24,579	13,589,238
Tractor Supply Co.	122,553	23,113,496
Ulta Beauty, Inc.*	72,076	23,738,231

Technology hardware, storage & peripherals—0.1%
Pure Storage, Inc., Class A*	203,199	4,108,684

Trading companies & distributors—1.6%
United Rentals, Inc.*	138,942	44,454,493
W.W. Grainger, Inc.	65,754	28,506,989
Total common stocks (cost $3,507,004,930)		4,677,878,005

MONEY MARKET FUNDS—0.5%
First American Government Obligations Fund—Class X, 0.03%#	22,334,873	22,334,873
Total money market funds (cost $22,334,873)		22,334,873

Total investment portfolio (cost $3,529,339,803)—99.9%		4,700,212,878

Other assets in excess of liabilities—0.1%		5,813,554

Total net assets—100.0%		$4,706,026,432

* Non-income producing security

(a) All or a portion of this security was on loan as of the date of this report. The total fair market value of loaned securities was $21,689,478 or 0.5% of net assets as of the date of this report.

# Annualized seven-day yield as of the date of this report. Investment made with cash collateral received for securities on loan.

Sector allocation

Sector	Percent of net assets
Information technology	16.6%
Industrials	14.7%
Financials	14.1%
Consumer discretionary	13.8%
Health care	10.4%
Materials	8.1%
Real estate	6.4%
Communication services	4.8%
Consumer staples	4.3%
Utilities	3.4%
Energy	2.8%
Money market funds	0.5%

CARILLON SCOUT SMALL CAP FUND
COMMON STOCKS—99.5%	Shares	Value
Aerospace & defense—1.5%
Kratos Defense & Security Solutions, Inc.*	243,209	$6,503,409

Air freight & logistics—1.0%
Forward Air Corp.	51,846	4,577,483

Auto components—2.5%
Patrick Industries, Inc.	63,986	5,733,146
Stoneridge, Inc.*	162,970	5,418,752

Automobiles—1.4%
Thor Industries, Inc.	45,379	6,425,213

Banks—0.9%
Hilltop Holdings, Inc.	111,106	3,910,931

Biotechnology—7.9%
Coherus Biosciences, Inc.*	288,769	4,273,781
Eagle Pharmaceuticals, Inc.*	76,648	3,129,538
Halozyme Therapeutics, Inc.*	176,341	8,808,233
Insmed, Inc.*	170,248	5,742,465
Vericel Corp.*	212,131	13,241,217

Capital markets—2.3%
Cohen & Steers, Inc.	95,141	6,471,491
Open Lending Corp., Class A*	99,860	3,899,533

Chemicals—1.3%
Balchem Corp.	47,383	6,026,644

Commercial services & supplies—0.8%
Healthcare Services Group, Inc.	117,416	3,516,609

Construction & engineering—1.3%
Dycom Industries, Inc.*	63,857	5,990,425

Consumer finance—2.2%
Green Dot Corp., Class A*	81,952	3,750,123
LendingTree, Inc.*	16,647	3,437,439
PRA Group, Inc.*	72,842	2,744,687

12	The accompanying notes are an integral part of the financial statements.

Investment Portfolios

(UNAUDITED)    |    04.30.2021

CARILLON SCOUT SMALL CAP FUND (cont’d)

COMMON STOCKS—99.5%	Shares	Value
Diversified consumer services—0.9%
OneSpaWorld Holdings Ltd.*	376,692	$ 4,013,653

Electrical equipment—2.0%
TPI Composites, Inc.*	164,604	8,748,703

Electronic equipment, instruments & components—5.2%
ePlus, Inc.*	51,113	5,129,701
Fabrinet*	61,179	5,238,146
II-VI, Inc.*	112,182	7,531,900
Plexus Corp.*	59,010	5,454,884

Energy equipment & services—0.3%
Core Laboratories N.V.	40,897	1,152,477

Equity real estate investment trusts (REITs)—1.7%
CareTrust REIT, Inc.	137,094	3,314,933
QTS Realty Trust, Inc., Class A	61,898	4,115,598

Food & staples retailing—1.7%
Performance Food Group Co.*	126,374	7,418,154

Health care equipment & supplies—4.9%
ICU Medical, Inc.*	27,673	5,763,456
Integer Holdings Corp.*	68,030	6,386,656
LeMaitre Vascular, Inc.	97,379	5,109,476
Tactile Systems Technology, Inc.*	32,422	1,857,781
Varex Imaging Corp.*	122,979	2,919,521

Health care providers & services—8.8%
AdaptHealth Corp.*	217,602	6,323,514
AMN Healthcare Services, Inc.*	95,160	7,546,188
HealthEquity, Inc.*	86,479	6,569,810
LHC Group, Inc.*	42,130	8,774,415
ModivCare, Inc.*	28,373	3,974,490
U.S. Physical Therapy, Inc.	53,914	6,062,629

Health care technology—2.9%
Omnicell, Inc.*	90,619	13,141,567

Hotels, restaurants & leisure—2.6%
Cracker Barrel Old Country Store, Inc.	24,493	4,101,843
Lindblad Expeditions Holdings, Inc.*	160,758	2,634,824
The Cheesecake Factory, Inc.*	75,121	4,701,823

Household durables—4.0%
Installed Building Products, Inc.	66,173	8,910,194
LGI Homes, Inc.*	53,918	8,938,526

Internet & direct marketing retail—1.9%
Magnite, Inc.*	214,072	8,573,584

IT Services—1.2%
I3 Verticals, Inc., Class A*	155,424	5,163,185

Life sciences tools & services—7.3%
Bruker Corp.	112,538	7,711,104
Medpace Holdings, Inc.*	60,335	10,237,643
NeoGenomics, Inc.*	126,215	6,183,273
PRA Health Sciences, Inc.*	51,635	8,617,365

Machinery—5.2%
Albany International Corp., Class A	58,641	5,233,123
Chart Industries, Inc.*	85,198	13,685,355
Proto Labs, Inc.*	39,461	4,421,999

Pharmaceuticals—2.2%
Pacira BioSciences, Inc.*	60,151	3,800,340
Supernus Pharmaceuticals, Inc.*	199,169	6,064,696

COMMON STOCKS—99.5%	Shares	Value
Professional services—1.4%
Insperity, Inc.	72,356	$ 6,334,044

Semiconductors & semiconductor equipment—7.1%
Advanced Energy Industries, Inc.	50,402	5,559,845
Ambarella, Inc.*	59,667	5,816,936
Impinj, Inc.*	89,504	4,247,860
NeoPhotonics Corp.*	411,503	3,851,668
Power Integrations, Inc.	70,135	5,807,879
Semtech Corp.*	98,045	6,641,568

Software—9.1%
Box, Inc., Class A*	256,797	5,469,776
Envestnet, Inc.*	65,746	4,854,027
J2 Global, Inc.*	61,845	7,483,245
KnowBe4, Inc., Class A*	2,661	61,150
Qualys, Inc.*	51,857	5,256,226
The Descartes Systems Group, Inc.*	98,162	6,288,258
Upland Software, Inc.*	123,381	6,114,762
Verint Systems, Inc.*	105,279	5,113,401

Specialty retail—1.2%
Monro, Inc.	76,351	5,389,617

Textiles, apparel & luxury goods—1.2%
G-III Apparel Group Ltd.*	160,702	5,221,208

Thrifts & mortgage finance—1.0%
Axos Financial, Inc.*	103,677	4,681,017

Trading companies & distributors—2.6%
Applied Industrial Technologies, Inc.	57,584	5,508,486
Systemax, Inc.	138,896	5,933,637
Total common stocks (cost $235,519,368)		444,762,258

Total investment portfolio (cost $235,519,368)—99.5%		444,762,258

Other assets in excess of liabilities—0.5%		2,117,228

Total net assets—100.0%		$446,879,486

* Non-income producing security

Sector allocation

Sector	Percent of net assets
Health care	34.0%
Information technology	22.6%
Industrials	15.8%
Consumer discretionary	15.7%
Financials	6.4%
Real estate	1.7%
Consumer staples	1.7%
Materials	1.3%
Energy	0.3%

The accompanying notes are an integral part of the financial statements.	13

Investment Portfolios

(UNAUDITED)    |    04.30.2021

CARILLON REAMS CORE BOND FUND

CORPORATE BONDS—34.2%	Principal Amount	Value
Aerospace & defense—1.6%
Raytheon Technologies Corp., 4.13%, 11/16/28	$5,280,000	$5,994,010
The Boeing Co.,
2.80%, 03/01/27	315,000	325,647
5.04%, 05/01/27	2,830,000	3,251,583

Agriculture—0.6%
BAT Capital Corp., 4.91%, 04/02/30	3,260,000	3,676,420

Airlines—2.3%
Air Canada, Pass Through Trust, Series 2020-2, Class A, 144A, 5.25%, 10/01/30	1,049,606	1,133,554
Alaska Airlines, Pass Through Trust, Series 2020-1, Class A, 144A, 4.80%, 02/15/29	5,563,066	6,140,773
British Airways, Pass Through Trust, Series 2020-1, Class A, 144A, 4.25%, 05/15/34	1,209,877	1,283,186
Delta Air Lines, Pass Through Trust, Series 2020-1, Class AA, 2.00%, 12/10/29	1,673,428	1,686,316
JetBlue, Pass Through Trust,
Series 2019-1, Class AA,, 2.75%, 11/15/33	1,483,669	1,495,253
Series 2020-1, Class A, 4.00%, 05/15/34	1,385,000	1,502,066
United Airlines, Pass Through Trust,
Series 2015-1, Class AA, 3.45%, 06/01/29	277,756	291,913
Series 2016-2, Class AA, 2.88%, 04/07/30	167,072	170,986
Series 2018-1, Class AA, 3.50%, 03/01/30	406,392	418,900

Auto manufacturers—4.6%
American Honda Finance Corp., 1.20%, 07/08/25	800,000	805,367
Daimler Finance North America LLC, 144A, 3.35%, 05/04/21	1,200,000	1,200,000
Ford Motor Credit Co. LLC, 3.81%, 10/12/21	235,000	237,350
General Motors Financial Co., Inc.,
1.25%, 01/08/26	4,815,000	4,754,566
1.70%, 08/18/23	815,000	831,843
2.75%, 06/20/25	6,830,000	7,187,845
5.10%, 01/17/24	2,255,000	2,494,120
Hyundai Capital America,
144A, 0.80%, 01/08/24	4,990,000	4,963,687
144A, 1.25%, 09/18/23	1,385,000	1,396,998
Volkswagen Group of America Finance LLC, 144A, 3.75%, 05/13/30	3,750,000	4,130,037

Banks—7.9%
Bank of America Corp.,
(Fixed until 02/13/30, then 3 Month LIBOR USD + 0.99%), 2.50%, 02/13/31	7,095,000	7,115,547
3.50%, 04/19/26	1,465,000	1,616,339
(Fixed until 04/23/26, then 3 Month LIBOR USD + 1.06%), 3.56%, 04/23/27	905,000	992,537
(Fixed until 07/23/28, then 3 Month LIBOR USD + 1.31%), 4.27%, 07/23/29	3,620,000	4,109,629
Barclays PLC, (Fixed until 12/10/23, then 1 Year CMT Rate + 0.80%), 1.01%, 12/10/24	3,015,000	3,019,886
Citigroup, Inc.,
(Fixed until 06/03/30, then SOFR + 2.11%), 2.57%, 06/03/31	760,000	762,714
(Fixed until 01/29/30, then SOFR + 1.15%), 2.67%, 01/29/31	2,260,000	2,291,604
(Fixed until 03/31/30, then SOFR + 3.91%), 4.41%, 03/31/31	2,690,000	3,078,174
Fifth Third Bancorp, 2.55%, 05/05/27	3,445,000	3,616,189
HSBC Holdings PLC, 4.95%, 03/31/30	2,770,000	3,270,863

CORPORATE BONDS—34.2%	Principal Amount	Value

Banks (cont'd)
JPMorgan Chase & Co.,
(Fixed until 12/05/28, then 3 Month LIBOR USD + 1.33%), 4.45%, 12/05/29	$ 2,000,000	$ 2,307,355
(Fixed until 03/24/30, then SOFR + 3.79%), 4.49%, 03/24/31	4,655,000	5,395,222
Mitsubishi UFJ Financial Group, Inc. (Fixed until 09/15/23, then 1 Year CMT Rate + 0.68%), 0.85%, 09/15/24	2,200,000	2,205,977
Wells Fargo & Co., (Fixed until 04/04/30, then SOFR + 4.03%), 4.48%, 04/04/31	7,095,000	8,210,219

Capital markets—2.7%
Morgan Stanley,
(Fixed until 01/22/30, then SOFR + 1.14%), 2.70%, 01/22/31	3,100,000	3,168,233
(Fixed until 04/01/30, then SOFR + 3.12%), 3.62%, 04/01/31	2,750,000	3,011,473
The Goldman Sachs Group, Inc.,
2.60%, 02/07/30	5,465,000	5,579,997
3.50%, 04/01/25	1,215,000	1,321,390
UBS Group AG (Fixed until 01/30/26, then 1 Year CMT Rate + 1.08%), 144A, 1.36%, 01/30/27	3,015,000	2,985,318

Containers & packaging—0.7%
Sonoco Products Co., 3.13%, 05/01/30	3,750,000	3,937,836

Diversified financial services—0.2%
GE Capital International Funding Co., 4.42%, 11/15/35	1,205,000	1,386,345

Diversified telecommunication services—1.1%
AT&T, Inc.,
144A, 2.55%, 12/01/33	1,516,000	1,444,975
4.30%, 02/15/30	2,820,000	3,181,406
Verizon Communications, Inc.,
2.10%, 03/22/28	455,000	459,131
2.55%, 03/21/31	1,260,000	1,262,991
4.02%, 12/03/29	405,000	457,998

Electric—3.0%
Appalachian Power Co., 2.70%, 04/01/31	3,590,000	3,617,263
Consolidated Edison Co. of New York, Inc., 3.35%, 04/01/30	485,000	524,218
Duke Energy Florida LLC,
1.75%, 06/15/30	2,055,000	1,973,900
5.65%, 04/01/40	3,485,000	4,760,690
Duke Energy Progress LLC, 3.70%, 09/01/28	1,125,000	1,251,364
Entergy Arkansas LLC, 3.35%, 06/15/52	2,110,000	2,174,304
Entergy Louisiana LLC, 2.35%, 06/15/32	2,415,000	2,401,039
Oncor Electric Delivery Co., LLC, 2.95%, 04/01/25	485,000	519,450
The Cleveland Electric Illuminating Co., 5.50%, 08/15/24	870,000	991,128

Electric utilities—2.9%
American Electric Power Co., Inc., 0.75%, 11/01/23	3,830,000	3,832,463
Duke Energy Corp., 0.90%, 09/15/25	3,345,000	3,294,783
IPALCO Enterprises, Inc., 144A, 4.25%, 05/01/30	3,635,000	4,033,686
Pacific Gas and Electric Co., 1.75%, 06/16/22	3,570,000	3,573,131
Southern California Edison Co., 1.20%, 02/01/26	2,845,000	2,821,423

Equity real estate investment trusts (REITs)—0.5%
Alexandria Real Estate Equities, Inc., 4.90%, 12/15/30	140,000	168,411
Ventas Realty LP, 4.75%, 11/15/30	2,675,000	3,145,536

Industrial conglomerates—0.4%
General Electric Co., 4.25%, 05/01/40	2,240,000	2,503,255

14	The accompanying notes are an integral part of the financial statements.

Investment Portfolios

(UNAUDITED)    |    04.30.2021

CARILLON REAMS CORE BOND FUND (cont’d)

CORPORATE BONDS—34.2%	Principal Amount	Value
Insurance—0.6%
Equitable Financial Life Global Funding, 144A, 1.40%, 07/07/25	$ 1,150,000	$ 1,155,961
Northwestern Mutual Global Funding, 144A, 0.80%, 01/14/26	2,625,000	2,582,112

Multi-utilities—1.0%
CenterPoint Energy, Inc., 2.50%, 09/01/24	2,685,000	2,820,228
Dominion Energy, Inc.,
(3 Month LIBOR USD + 0.53%), 0.71%, 09/15/23	1,435,000	1,435,903
3.38%, 04/01/30	1,550,000	1,669,497

Oil, gas & consumable fuels—1.8%
Chevron Corp., 1.55%, 05/11/25	1,420,000	1,454,195
Kinder Morgan, Inc., 4.30%, 06/01/25	2,505,000	2,795,626
Phillips 66, 3.85%, 04/09/25	1,330,000	1,460,718
Suncor Energy, Inc., 3.10%, 05/15/25	1,270,000	1,360,876
TransCanada PipeLines Ltd., 4.10%, 04/15/30	3,295,000	3,698,646

Software—0.2%
VMware, Inc., 4.50%, 05/15/25	1,222,000	1,365,670

Telecommunications—0.6%
T-Mobile USA, Inc., 144A, 3.50%, 04/15/25	3,100,000	3,361,578

Tobacco—0.5%
Reynolds American, Inc., 4.45%, 06/12/25	2,770,000	3,083,549

Transportation—1.0%
CSX Transportation, Inc., 6.25%, 01/15/23	185,252	201,133
FedEx Corp., Pass Through Trust, Series 2020-1, Class AA, 1.88%, 08/20/35	5,474,608	5,373,238
Union Pacific Railroad Co., Pass Through Trust,
Series 2004, 5.40%, 07/02/25	77,723	79,639
Series 2005, 5.08%, 01/02/29	284,552	321,229
Series 2006, 5.87%, 07/02/30	280,574	329,354
Total corporate bonds (cost $205,336,403)		207,696,964

MORTGAGE AND ASSET-BACKED SECURITIES—16.6%
Asset-backed securities—4.3%
American Express Credit Account Master Trust, Series 2018-3, Class A (1 Month LIBOR USD + 0.32%), 0.43%, 10/15/25	4,270,000	4,290,133
Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class A, 144A, 3.45%, 03/20/23	3,145,000	3,208,869
Capital One Multi-Asset Execution Trust, Series 2018-A2, Class A2 (1 Month LIBOR USD + 0.35%), 0.46%, 03/16/26	1,985,000	1,995,247
Discover Card Execution Note Trust,
Series 2017-A7, Class A7 (1 Month LIBOR USD + 0.36%), 0.47%, 04/15/25	3,105,000	3,119,130
Series 2018-A2, Class A2 (1 Month LIBOR USD + 0.33%), 0.44%, 08/15/25	3,770,000	3,789,227
GM Financial Consumer Automobile Receivables Trust, Series 2020-3, Class A3, 0.45%, 04/16/25	5,830,000	5,844,834
Hertz Vehicle Financing II LP,
Series 2016-4A, Class A, 144A, 2.65%, 07/25/22	75,821	76,130
Series 2017-1A, Class A, 144A, 2.96%, 10/25/21	70,349	70,644
Series 2019-1A, Class A, 144A, 3.71%, 03/25/23	114,005	114,250
World Omni Auto Receivables Trust, Series 2020-C, Class A3, 0.48%, 11/17/25	3,895,000	3,903,822

MORTGAGE AND ASSET-BACKED SECURITIES—16.6%	Principal Amount	Value
Commercial mortgage-backed securities—6.7%
BANK,
Series 2018-BN10, Class A1, 2.62%, 02/17/61	$ 656,532	$ 665,523
Series 2020-BNK30, Class A2, 1.36%, 12/17/53	1,170,000	1,163,865
Benchmark Mortgage Trust,
Series 2020-B21, Class A2, 1.74%, 12/17/53	780,000	793,255
Series 2020-B22, Class A2, 1.16%, 01/15/54	2,741,000	2,692,942
Series 2021-B23, Class A2, 1.62%, 02/15/54	2,160,000	2,190,544
Series 2021-B24, Class A2, 1.95%, 03/17/54	1,935,000	1,990,054
CFCRE Commercial Mortgage Trust,
Series 2011-C2, Class A4, 3.83%, 12/17/47	1,468,554	1,470,308
Series 2016-C3, Class A3, 3.87%, 01/10/48	1,855,000	2,048,910
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class AAB, 3.48%, 05/10/47	599,727	626,632
Series 2015-GC29, Class A3, 2.94%, 04/10/48	1,492,735	1,572,536
COMM Mortgage Trust,
Series 2013-CCRE9, Class ASB, 3.83%, 07/12/45	271,643	281,072
Series 2013-CCRE11, Class ASB, 3.66%, 08/12/50	431,987	446,958
Series 2014-LC17, Class A4, 3.65%, 10/11/47	3,210,000	3,374,072
Series 2014-UBS5, Class A4, 3.84%, 09/12/47	2,100,000	2,288,007
Series 2015-LC19, Class A4, 3.18%, 02/10/48	1,200,000	1,287,894
DBJPM Mortgage Trust, Series 2020-C9, Class A2, 1.90%, 08/15/53	4,385,000	4,492,673
GS Mortgage Securities Trust,
Series 2012-GCJ7, Class A4, 3.38%, 05/12/45	1,311,566	1,318,900
Series 2013-GCJ14, Class AAB, 3.82%, 08/10/46	157,789	162,671
Series 2014-GCJ22, Class A5, 3.86%, 06/10/47	355,000	384,766
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2012-CBX, Class A4, 3.48%, 06/16/45	1,542,702	1,560,645
Series 2014-C20, Class ASB, 3.46%, 07/17/47	887,230	927,470
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A3, 3.05%, 10/17/50	1,385,000	1,458,322
LSTAR Commercial Mortgage Trust, Series 2016-4, Class A3, 144A, 2.81%, 03/12/49	460,000	471,308
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class A3, 3.21%, 10/19/48	990,752	1,037,052
Morgan Stanley Capital I Trust, Series 2017-H1, Class A1, 1.95%, 06/17/50	525,849	529,600
Wells Fargo Commercial Mortgage Trust,
Series 2016-C36, Class A3, 2.81%, 11/18/59	1,100,000	1,138,649
Series 2020-C56, Class A2, 2.50%, 06/17/53	3,409,000	3,545,574
WFRBS Commercial Mortgage Trust, Series 2014-C21, Class A4, 3.41%, 08/16/47	449,097	474,885

Federal agency mortgage-backed obligations—5.6%
Fannie Mae Pool,
Series 1614, Class AN, 2.47%, 06/01/26	2,785,000	2,899,794
Series 1671, Class AM, 2.10%, 12/01/27	735,307	764,115
Series 4126, Class MA, 2.00%, 09/01/30	17,075,535	17,692,215
Series 4148, Class MA, 2.00%, 10/01/30	968,517	1,005,012
Series 5796, Class AN, 3.03%, 06/01/27	355,000	383,348
Series 387770, 3.63%, 07/01/28	455,000	505,990
Fannie Mae-Aces,
Series 2016-M3, Class ASQ2, 2.26%, 02/25/23	208,898	210,198
Series 2020-M17, Class A1, 1.25%, 01/25/28	6,580,741	6,712,268
Freddie Mac Pool, Series 5034, Class RD, 2.00%, 09/01/30	2,265,475	2,351,494
Freddie Mac REMIC, Series 3609, Class LA, 4.00%, 12/15/24	14	14

The accompanying notes are an integral part of the financial statements.	15

Investment Portfolios

(UNAUDITED)    |    04.30.2021

CARILLON REAMS CORE BOND FUND (cont’d)

MORTGAGE AND ASSET-BACKED SECURITIES—16.6%	Principal Amount	Value

Federal agency mortgage-backed obligations (cont'd)
Ginnie Mae I Pool,
Series 0091, Class AD, 2.73%, 06/15/32	$ 1,145,214	$ 1,182,485
Series 2583, Class AB, 2.14%, 08/15/23	295,409	298,913
Total mortgage and asset-backed securities (cost $100,411,072)		100,813,219

FOREIGN GOVERNMENT BONDS—0.8%
Israel Government International Bond, 2.75%, 07/03/30	380,000	400,026
Mexico Government International Bond, 4.00%, 10/02/23	4,025,000	4,366,360
Total foreign government bonds (cost $4,699,961)		4,766,386

U.S. TREASURIES—37.1%
U.S. Treasury Bonds,
1.25%, 05/15/50	24,655,000	19,129,776
1.38%, 08/15/50	10,975,000	8,798,863
U.S. Treasury Notes,
0.63%, 08/15/30	39,510,000	36,207,211
0.75%, 03/31/26	76,770,000	76,470,117
0.88%, 11/15/30	8,135,000	7,607,496
1.13%, 07/31/21	20,455,000	20,509,048
1.13%, 02/15/31	8,595,000	8,208,225
1.25%, 10/31/21	48,050,000	48,335,297
Total U.S. Treasuries (cost $230,604,686)		225,266,033

Total investment portfolio (cost $541,052,122)—88.7%		538,542,602

Other assets in excess of liabilities—11.3%		68,278,204

Total net assets—100.0%		$606,820,806

144A—Securities are purchased under Rule 144A of the Securities Act of 1933 or are private placements and, unless registered under the Securities Act of 1933 or exempted from registration, generally may only be sold to qualified institutional buyers.

REMIC—Real estate mortgage investment conduit

Credit quality breakdown*

Rating	Percent of net assets
AAA/Aaa/AAA	54.1%
AA/Aa/AA	2.8%
A/A/A	18.3%
BBB/Baa/BBB	13.5%
BB/Ba/BB	0.0%
Not rated	0.0%

* The table depicts the long-term credit-quality ratings assigned to the Fund’s portfolio holdings by S&P Global Ratings (“S&P”), Moody’s Investors Service (“Moody’s”), and Fitch Ratings Inc. (“Fitch”), each of which is a widely used independent nationally recognized statistical rating organization (“NRSRO”). NRSRO ratings are shown because they provide an independent analysis of the credit quality of the Fund’s investments. These credit quality ratings are shown without regard to gradations within a given rating category. For example, securities rated “A-” have been included in the “A” rated category. Securities may be rated by other NRSROs and these ratings may be higher or lower. When ratings from multiple agencies are available, the highest is used, consistent with the Fund’s portfolio investment process. Credit quality ratings are subject to change without notice. For more information on S&P’s rating methodology, please visit standardandpoors.com and select “Understanding Ratings” under Rating Resources on the homepage. For more information on Moody’s rating methodology, please visit moodys.com and select “Rating Methodologies” under Research & Ratings on the homepage. For more information on Fitch’s rating methodology, please visit fitchratings.com and select “Ratings Definitions” at the bottom of the homepage. Carillon Tower Advisers, Inc. (“Manager”) also performs its own fundamental credit analysis of each security. As part of its fundamental credit analysis, the Manager considers various criteria, including industry specific actions, peer comparisons, payment ranking, and structure-specific characteristics. Any securities that are not rated by S&P, Moody’s, or Fitch appear in the table as “Not rated.” However, these securities are analyzed and monitored by the Manager on an ongoing basis. Government securities that are issued or guaranteed as to principal and interest by the U.S. government are not rated, but are treated by the Fund, and reflected in the table above, as being rated AAA/Aaa/AAA for credit quality purposes.

SWAP CONTRACTS—CREDIT DEFAULT SWAPS
Central Clearing Party	Reference Entity	Rating of Reference Entity (Moody’s/S&P)	Buy/Sell(a) Protection	Pay/Receive Fixed Rate	Fixed Rate	Expiration Date	Notional Value(b)	Value(c)	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Intercontinental Exchange	CDX North American Investment Grade Index Series 36	Baa2/BBB	Sell	Receive	1%/Quarterly	06/20/26	$23,930,000	$619,824	$506,456	$113,368
Total swap contracts							$23,930,000	$619,824	$506,456	$113,368

There is $1,503 of variation margin due from the broker to the Fund as of the date of this report.

(a) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.

(b) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(c) The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

16	The accompanying notes are an integral part of the financial statements.

Investment Portfolios

(UNAUDITED)    |    04.30.2021

CARILLON REAMS CORE PLUS BOND FUND

CORPORATE BONDS—36.5%	Principal Amount	Value
Aerospace & defense—1.6%
Raytheon Technologies Corp., 4.13%, 11/16/28	$11,535,000	$13,094,869
The Boeing Co.,
2.80%, 03/01/27	935,000	966,601
3.60%, 05/01/34	3,320,000	3,380,619
5.04%, 05/01/27	3,092,000	3,552,613

Agriculture—0.8%
BAT Capital Corp.,
3.56%, 08/15/27	2,780,000	2,961,679
4.91%, 04/02/30	6,465,000	7,290,815

Airlines—3.0%
Air Canada, Pass Through Trust, Series 2020-2, Class A, 144A, 5.25%, 10/01/30	2,347,557	2,535,315
Alaska Airlines, Pass Through Trust, Series 2020-1, Class A, 144A, 4.80%, 02/15/29	7,124,375	7,864,220
British Airways, Pass Through Trust, Series 2020-1, Class A, 144A, 4.25%, 05/15/34	2,549,168	2,703,628
Delta Air Lines, Pass Through Trust, Series 2020-1, Class AA, 2.00%, 12/10/29	9,264,484	9,335,836
JetBlue, Pass Through Trust,
Series 2019-1, Class AA, 2.75%, 11/15/33	5,366,257	5,408,157
Series 2020-1, Class A, 4.00%, 05/15/34	2,055,000	2,228,697
Southwest Airlines Co.,
5.13%, 06/15/27	4,060,000	4,748,768
5.25%, 05/04/25	3,205,000	3,671,063
United Airlines, Pass Through Trust,
Series 2015-1, Class AA, 3.45%, 06/01/29	571,161	600,271
Series 2016-2, Class AA, 2.88%, 04/07/30	346,368	354,483
Series 2018-1, Class AA, 3.50%, 03/01/30	830,454	856,013

Auto manufacturers—6.8%
American Honda Finance Corp., 1.20%, 07/08/25	1,845,000	1,857,377
Daimler Finance North America LLC, 144A, 3.35%, 05/04/21	6,340,000	6,340,000
Ford Motor Credit Co. LLC,
3.37%, 11/17/23	27,740,000	28,572,200
3.38%, 11/13/25	3,530,000	3,611,578
5.11%, 05/03/29	1,190,000	1,299,718
5.58%, 03/18/24	985,000	1,073,650
General Motors Financial Co., Inc.,
1.25%, 01/08/26	10,080,000	9,953,483
1.70%, 08/18/23	1,790,000	1,826,992
2.75%, 06/20/25	12,270,000	12,912,865
5.10%, 01/17/24	5,975,000	6,608,589
Hyundai Capital America,
144A, 0.80%, 01/08/24	9,770,000	9,718,482
144A, 1.25%, 09/18/23	2,320,000	2,340,098
Volkswagen Group of America Finance LLC, 144A, 3.75%, 05/13/30	3,760,000	4,141,050

Banks—7.2%
Bank of America Corp.,
(Fixed until 02/13/30, then 3 Month LIBOR USD + 0.99%), 2.50%, 02/13/31	16,600,000	16,648,073
3.50%, 04/19/26	3,240,000	3,574,702
(Fixed until 04/23/26, then 3 Month LIBOR USD + 1.06%), 3.56%, 04/23/27	7,000,000	7,677,081
Barclays PLC (Fixed until 12/10/23, then 1 Year CMT Rate + 0.80%), 1.01%, 12/10/24	6,165,000	6,174,990

CORPORATE BONDS—36.5%	Principal Amount	Value

Banks (cont'd)
Citigroup, Inc.,
(Fixed until 01/29/30, then SOFR + 1.15%), 2.67%, 01/29/31	$ 8,835,000	$ 8,958,549
(Fixed until 03/31/30, then SOFR + 3.91%), 4.41%, 03/31/31	3,890,000	4,451,337
Fifth Third Bancorp, 2.55%, 05/05/27	5,020,000	5,269,454
HSBC Holdings PLC, 4.95%, 03/31/30	5,715,000	6,748,370
JPMorgan Chase & Co., (Fixed until 03/24/30, then SOFR + 3.79%), 4.49%, 03/24/31	11,835,000	13,716,960
Mitsubishi UFJ Financial Group, Inc., (Fixed until 09/15/23, then 1 Year CMT Rate + 0.68%), 0.85%, 09/15/24	4,685,000	4,697,728
Wells Fargo & Co., (Fixed until 04/04/30, then SOFR + 4.03%), 4.48%, 04/04/31	14,800,000	17,126,320

Capital markets—2.8%
Morgan Stanley,
(Fixed until 01/22/30, then SOFR + 1.14%), 2.70%, 01/22/31	6,335,000	6,474,437
(Fixed until 04/01/30, then SOFR + 3.12%), 3.62%, 04/01/31	6,750,000	7,391,799
The Goldman Sachs Group, Inc.,
2.60%, 02/07/30	10,705,000	10,930,259
3.50%, 04/01/25	4,525,000	4,921,228
UBS Group AG,
(Fixed until 01/30/26, then 1 Year CMT Rate + 1.08%), 144A, 1.36%, 01/30/27	6,005,000	5,945,882
(Fixed until 08/13/29, then 3 Month LIBOR USD + 1.47%), 144A, 3.13%, 08/13/30	1,190,000	1,252,988

Consumer finance—0.9%
Ally Financial, Inc.,
1.45%, 10/02/23	3,210,000	3,261,423
3.05%, 06/05/23	7,790,000	8,137,121

Containers & packaging—0.3%
Sonoco Products Co., 3.13%, 05/01/30	4,070,000	4,273,865

Diversified financial services—0.6%
GE Capital International Funding Co., 4.42%, 11/15/35	7,215,000	8,300,815

Diversified telecommunication services—0.5%
AT&T, Inc., 144A, 2.55%, 12/01/33	3,637,000	3,466,606
Verizon Communications, Inc.,
2.10%, 03/22/28	935,000	943,488
2.55%, 03/21/31	2,600,000	2,606,172

Electric—2.8%
Appalachian Power Co., 2.70%, 04/01/31	7,495,000	7,551,917
Consolidated Edison Co. of New York, Inc., 3.35%, 04/01/30	465,000	502,601
Duke Energy Florida LLC, 5.65%, 04/01/40	6,191,000	8,457,225
Duke Energy Progress LLC, 3.70%, 09/01/28	2,315,000	2,575,029
Entergy Arkansas LLC, 3.35%, 06/15/52	4,350,000	4,482,570
Entergy Louisiana LLC, 2.35%, 06/15/32	5,035,000	5,005,894
Exelon Generation Co. LLC, 3.25%, 06/01/25	4,885,000	5,252,117
Oncor Electric Delivery Co. LLC, 2.95%, 04/01/25	1,130,000	1,210,265
The Cleveland Electric Illuminating Co., 5.50%, 08/15/24	1,855,000	2,113,267

Electric utilities—2.3%
Duke Energy Corp., 0.90%, 09/15/25	6,860,000	6,757,015
IPALCO Enterprises, Inc., 144A, 4.25%, 05/01/30	8,845,000	9,815,117
Pacific Gas and Electric Co., 1.75%, 06/16/22	8,175,000	8,182,169
Southern California Edison Co., 1.20%, 02/01/26	5,920,000	5,870,939

The accompanying notes are an integral part of the financial statements.	17

Investment Portfolios

(UNAUDITED)    |    04.30.2021

CARILLON REAMS CORE PLUS BOND FUND (cont’d)

CORPORATE BONDS—36.5%	Principal Amount	Value
Equity real estate investment trusts (REITs)—0.6%
Alexandria Real Estate Equities, Inc., 4.90%, 12/15/30	$ 670,000	$ 805,967
Ventas Realty LP, 4.75%, 11/15/30	5,925,000	6,967,215

Healthcare services—0.4%
HCA, Inc., 5.00%, 03/15/24	5,170,000	5,759,308

Industrial conglomerates—0.0%
General Electric Co., 4.25%, 05/01/40	5,000	5,588

Insurance—0.7%
Equitable Financial Life Global Funding, 144A, 1.40%, 07/07/25	4,185,000	4,206,693
Northwestern Mutual Global Funding, 144A, 0.80%, 01/14/26	5,365,000	5,277,345

Media—0.3%
Charter Communications Operating LLC, 4.91%, 07/23/25	3,030,000	3,445,786

Multi-utilities—0.4%
Dominion Energy, Inc.,
(3 Month LIBOR USD + 0.53%), 0.71%, 09/15/23	3,185,000	3,187,003
3.38%, 04/01/30	2,135,000	2,299,597

Oil, gas & consumable fuels—2.6%
Chevron Corp., 1.55%, 05/11/25	3,310,000	3,389,707
Hess Corp., 4.30%, 04/01/27	10,705,000	11,874,348
Kinder Morgan, Inc., 4.30%, 06/01/25	4,115,000	4,592,416
Marathon Petroleum Corp., 3.80%, 04/01/28	1,725,000	1,886,846
Phillips 66, 3.85%, 04/09/25	2,180,000	2,394,259
Suncor Energy, Inc., 3.10%, 05/15/25	1,770,000	1,896,654
TransCanada PipeLines Ltd., 4.10%, 04/15/30	7,210,000	8,093,244

Software—0.2%
VMware, Inc., 4.50%, 05/15/25	1,950,000	2,179,261

Telecommunications—0.4%
T-Mobile USA, Inc., 144A, 3.50%, 04/15/25	4,895,000	5,308,040

Tobacco—0.4%
Reynolds American, Inc., 4.45%, 06/12/25	4,485,000	4,992,679

Transportation—0.9%
Burlington Northern and Santa Fe Railway Co., Pass Through Trust, Series 2005-4, 4.97%, 04/01/23	120,559	126,992
FedEx Corp., Pass Through Trust, Series 2020-1, Class AA, 1.88%, 08/20/35	11,629,528	11,414,191
Total corporate bonds (cost $464,564,846)		482,638,640

MORTGAGE AND ASSET-BACKED SECURITIES—14.4%
Asset-backed securities—4.4%
American Express Credit Account Master Trust, Series 2018-3, Class A (1 Month LIBOR USD + 0.32%), 0.43%, 10/15/25	8,475,000	8,514,960
Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class A, 144A, 3.45%, 03/20/23	6,505,000	6,637,105
Capital One Multi-Asset Execution Trust, Series 2018-A2, Class A2 (1 Month LIBOR USD + 0.35%), 0.46%, 03/16/26	3,905,000	3,925,158
Discover Card Execution Note Trust,
Series 2017-A7, Class A7 (1 Month LIBOR USD + 0.36%), 0.47%, 04/15/25	6,110,000	6,137,804
Series 2018-A2, Class A2 (1 Month LIBOR USD + 0.33%), 0.44%, 08/15/25	7,475,000	7,513,122

MORTGAGE AND ASSET-BACKED SECURITIES—14.4%	Principal Amount	Value

Asset-backed securities (cont'd)
GM Financial Consumer Automobile Receivables Trust, Series 2020-3, Class A3, 0.45%, 04/16/25	$ 14,080,000	$ 14,115,825
Hertz Vehicle Financing II LP,
Series 2015-3A, Class A, 144A, 2.67%, 09/25/21	220,217	221,193
Series 2016-4A, Class A, 144A, 2.65%, 07/25/22	367,223	368,720
Series 2017-1A, Class A, 144A, 2.96%, 10/25/21	411,168	412,889
Series 2019-1A, Class A, 144A, 3.71%, 03/25/23	529,504	530,644
RFMSII Trust, Series 2006-HSA1, Class A4, SB, 5.99%, 02/25/36	264,489	265,609
World Omni Auto Receivables Trust, Series 2020-C, Class A3, 0.48%, 11/17/25	9,415,000	9,436,326

Commercial mortgage-backed securities—4.8%
BANK, Series 2020-BNK30, Class A2, 1.36%, 12/17/53	2,016,000	2,005,430
Benchmark Mortgage Trust,
Series 2020-B21, Class A2, 1.74%, 12/17/53	1,565,000	1,591,594
Series 2021-B23, Class A2, 1.62%, 02/15/54	4,555,000	4,619,412
Series 2021-B24, Class A2, 1.95%, 03/17/54	4,028,000	4,142,604
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3, 3.87%, 01/10/48	5,525,000	6,102,549
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class A3, 2.94%, 04/10/48	3,457,173	3,641,993
COMM Mortgage Trust,
Series 2013-CCRE9, Class ASB, 3.83%, 07/12/45	1,724,718	1,784,583
Series 2014-LC17, Class A4, 3.65%, 10/11/47	5,410,000	5,686,521
Series 2014-UBS5, Class A4, 3.84%, 09/12/47	4,215,000	4,592,356
Series 2015-LC19, Class A4, 3.18%, 02/10/48	1,855,000	1,990,869
DBJPM Mortgage Trust, Series 2020-C9, Class A2, 1.90%, 08/15/53	9,445,000	9,676,921
GS Mortgage Securities Trust,
Series 2012-GCJ7, Class A4, 3.38%, 05/12/45	2,534,221	2,548,392
Series 2013-GCJ14, Class AAB, 3.82%, 08/10/46	993,402	1,024,142
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class ASB, 3.46%, 07/17/47	1,979,923	2,069,722
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A3, 3.05%, 10/17/50	3,415,000	3,595,790
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class A3, 3.21%, 10/19/48	3,738,255	3,912,952
Wells Fargo Commercial Mortgage Trust, Series 2020-C56, Class A2, 2.50%, 06/17/53	4,895,000	5,091,107

Federal agency mortgage-backed obligations—5.2%
Fannie Mae Pool,
Series 1614, Class AN, 2.47%, 06/01/26	4,500,000	4,685,483
Series 1671, Class AM, 2.10%, 12/01/27	1,424,657	1,480,473
Series 4126, Class MA, 2.00%, 09/01/30	31,476,289	32,613,050
Series 4148, Class MA, 2.00%, 10/01/30	2,121,095	2,201,021
Series 5796, Class AN, 3.03%, 06/01/27	2,045,000	2,208,300
Series 387770, 3.63%, 07/01/28	2,495,000	2,774,605
Fannie Mae-Aces,
Series 2016-M3, Class ASQ2, 2.26%, 02/25/23	801,744	806,734
Series 2016-M7, Class AV2, 2.16%, 10/25/23	8,631,824	8,868,611
Freddie Mac Pool, Series 5034, Class RD, 2.00%, 09/01/30	5,410,089	5,615,507
Freddie Mac REMIC, Series 3609, Class LA, 4.00%, 12/15/24	65	65
Ginnie Mae I Pool,
Series 0091, Class AD, 2.73%, 06/15/32	6,293,782	6,498,615
Series 2583, Class AB, 2.14%, 08/15/23	764,729	773,799
Total mortgage and asset-backed securities (cost $188,848,380)		190,682,555

18	The accompanying notes are an integral part of the financial statements.

Investment Portfolios

(UNAUDITED)    |    04.30.2021

CARILLON REAMS CORE PLUS BOND FUND (cont’d)

FOREIGN GOVERNMENT BONDS—3.1%	Principal Amount	Value
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/23 (a)	$ 14,275,000	$ 28,567,094
Israel Government International Bond, 2.75%, 07/03/30	1,995,000	2,100,137
Mexico Government International Bond, 4.00%, 10/02/23	9,190,000	9,969,404
Total foreign government bonds (cost $39,489,289)		40,636,635

U.S. TREASURIES—36.9%
U.S. Treasury Bonds,
1.25%, 05/15/50	54,890,000	42,589,065
1.38%, 08/15/50	23,815,000	19,092,932
U.S. Treasury Notes,
0.63%, 08/15/30	98,280,000	90,064,406
0.75%, 03/31/26	170,945,000	170,277,246
0.88%, 11/15/30	27,505,000	25,721,473
1.13%, 07/31/21	20,010,000	20,062,872
1.13%, 02/15/31	15,980,000	15,260,900
1.25%, 10/31/21	103,150,000	103,762,453
Total U.S. Treasuries (cost $499,084,836)		486,831,347

Total investment portfolio (cost $1,191,987,351)—90.9%		1,200,789,177

Other assets in excess of liabilities—9.1%		119,638,971

Total net assets—100.0%		$1,320,428,148

144A—Securities are purchased under Rule 144A of the Securities Act of 1933 or are private placements and, unless registered under the Securities Act of 1933 or exempted from registration, generally may only be sold to qualified institutional buyers.

SB—Step bond. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown is the rate in effect as of the date of this report.

REMIC—Real estate mortgage investment conduit

(a) Bond is in default and did not make its last scheduled interest payment as of the date of this report.

Credit quality breakdown*

Rating	Percent of net assets
AAA/Aaa/AAA	51.6%
AA/Aa/AA	2.5%
A/A/A	17.4%
BBB/Baa/BBB	14.6%
BB/Ba/BB	4.8%
Caa/CCC/CCC	0.0%
Ca/CC/CC	0.0%
C/C/C	0.0%
Not rated	0.0%

* The table depicts the long-term credit-quality ratings assigned to the Fund’s portfolio holdings by S&P Global Ratings (“S&P”), Moody’s Investors Service (“Moody’s”), and Fitch Ratings Inc. (“Fitch”), each of which is a widely used independent nationally recognized statistical rating organization (“NRSRO”). NRSRO ratings are shown because they provide an independent analysis of the credit quality of the Fund’s investments. These credit quality ratings are shown without regard to gradations within a given rating category. For example, securities rated “A-” have been included in the “A” rated category. Securities may be rated by other NRSROs and these ratings may be higher or lower. When ratings from multiple agencies are available, the highest is used, consistent with the Fund’s portfolio investment process. Credit quality ratings are subject to change without notice. For more information on S&P’s rating methodology, please visit standardandpoors.com and select “Understanding Ratings” under Rating Resources on the homepage. For more information on Moody’s rating methodology, please visit moodys.com and select “Rating Methodologies” under Research & Ratings on the homepage. For more information on Fitch’s rating methodology, please visit fitchratings.com and select “Ratings Definitions” at the bottom of the homepage. Carillon Tower Advisers, Inc. (“Manager”) also performs its own fundamental credit analysis of each security. As part of its fundamental credit analysis, the Manager considers various criteria, including industry specific actions, peer comparisons, payment ranking, and structure-specific characteristics. Any securities that are not rated by S&P, Moody’s, or Fitch appear in the table as “Not rated.” However, these securities are analyzed and monitored by the Manager on an ongoing basis. Government securities that are issued or guaranteed as to principal and interest by the U.S. government are not rated, but are treated by the Fund, and reflected in the table above, as being rated AAA/Aaa/AAA for credit quality purposes.

SWAP CONTRACTS—CREDIT DEFAULT SWAPS
Central Clearing Party	Reference Entity	Rating of Reference Entity (Moody’s/S&P)	Buy/Sell(a) Protection	Pay/Receive Fixed Rate	Fixed Rate	Expiration Date	Notional Value(b)	Value(c)	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Intercontinental Exchange	CDX North American Investment Grade Index Series 36	Baa2/BBB	Sell	Receive	1%/Quarterly	06/20/26	$101,000,000	$2,616,055	$2,137,571	$478,484
Total swap contracts							$101,000,000	$2,616,055	$2,137,571	$478,484

There is $5,586 of variation margin due from the Fund to the broker as of the date of this report.

(a) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.

(b) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The accompanying notes are an integral part of the financial statements.	19

Investment Portfolios

(UNAUDITED)    |    04.30.2021

CARILLON REAMS CORE PLUS BOND FUND (cont’d)

(c)The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FORWARD CONTRACTS
Currency to be Received		Currency to be Delivered		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
U.S. Dollar	27,724,034	Brazilian Real	154,990,000	05/04/21	J.P.Morgan	$(798,270)
U.S. Dollar	28,434,358	Brazilian Real	154,990,000	08/03/21	J.P.Morgan	151,856
Brazilian Real	154,990,000	U.S. Dollar	28,654,095	05/04/21	J.P.Morgan	(131,790)
Colombian Peso	36,646,790,000	U.S. Dollar	10,045,721	07/08/21	J.P.Morgan	(314,755)
Mexican Peso	417,082,000	U.S. Dollar	20,194,834	06/21/21	J.P.Morgan	271,061
Total forward contracts						$(821,898)

CARILLON REAMS UNCONSTRAINED BOND FUND
CORPORATE BONDS—34.6%	Principal Amount	Value
Aerospace & defense—1.8%
Raytheon Technologies Corp., 4.13%, 11/16/28	$8,580,000	$9,740,267
The Boeing Co.,
2.30%, 08/01/21	2,910,000	2,923,026
2.80%, 03/01/27	725,000	749,503
3.60%, 05/01/34	6,415,000	6,532,129
5.04%, 05/01/27	690,000	792,789

Agriculture—1.0%
BAT Capital Corp., 3.56%, 08/15/27	10,925,000	11,638,973

Airlines—3.0%
Air Canada, Pass Through Trust, Series 2020-2, Class A, 144A, 5.25%, 10/01/30	1,991,440	2,150,717
British Airways, Pass Through Trust, Series 2020-1, Class A, 144A, 4.25%, 05/15/34	1,580,063	1,675,802
Delta Air Lines, Pass Through Trust, Series 2020-1, Class AA, 2.00%, 12/10/29	14,493,339	14,604,962
JetBlue, Pass Through Trust, Series 2020-1, Class A, 4.00%, 05/15/34	2,090,000	2,266,656
Southwest Airlines Co.,
5.13%, 06/15/27	2,635,000	3,082,021
5.25%, 05/04/25	3,070,000	3,516,432
United Airlines, Pass Through Trust,
Series 2014-1, Class A, 4.00%, 10/11/27	646,110	677,194
Series 2015-1, Class AA, 3.45%, 06/01/29	445,975	468,705
Series 2016-2, Class AA, 2.88%, 04/07/30	2,705,744	2,769,134
Series 2018-1, Class AA, 3.50%, 03/01/30	649,344	669,330
Series 2019-1, Class AA, 4.15%, 02/25/33	3,168,107	3,401,320

Auto manufacturers—8.7%
American Honda Finance Corp., 0.88%, 07/07/23	7,385,000	7,457,691
Daimler Finance North America LLC, 144A, 3.35%, 05/04/21	8,745,000	8,745,000
Ford Motor Credit Co. LLC,
3.10%, 05/04/23	4,045,000	4,135,933
3.37%, 11/17/23	20,670,000	21,290,100
3.38%, 11/13/25	2,570,000	2,629,393
4.27%, 01/09/27	2,570,000	2,698,783
5.58%, 03/18/24	5,055,000	5,509,950

CORPORATE BONDS—34.6%	Principal Amount	Value

Auto manufacturers (cont'd)
General Motors Financial Co., Inc.,
2.90%, 02/26/25	$ 2,525,000	$ 2,666,799
4.00%, 01/15/25	4,680,000	5,101,357
4.30%, 07/13/25	2,675,000	2,965,015
4.35%, 04/09/25	3,790,000	4,200,682
4.35%, 01/17/27	4,125,000	4,613,538
5.10%, 01/17/24	10,165,000	11,242,897
5.25%, 03/01/26	2,800,000	3,226,131
Hyundai Capital America,
144A, 0.80%, 01/08/24	10,280,000	10,225,792
144A, 1.25%, 09/18/23	870,000	877,537
Volkswagen Group of America Finance LLC, 144A, 2.70%, 09/26/22	3,645,000	3,757,444

Banks—5.8%
Bank of America Corp. (Fixed until 04/23/26, then 3 Month LIBOR USD + 1.06%), 3.56%, 04/23/27	11,830,000	12,974,268
Citigroup, Inc.,
(3 Month LIBOR USD + 0.95%), 1.13%, 07/24/23	1,415,000	1,426,239
(Fixed until 01/29/30, then SOFR + 1.15%), 2.67%, 01/29/31	8,785,000	8,907,849
(Fixed until 03/31/30, then SOFR + 3.91%), 4.41%, 03/31/31	8,360,000	9,566,370
JPMorgan Chase & Co.,
(Fixed until 09/16/23, then SOFR + 0.60%), 0.65%, 09/16/24	2,365,000	2,368,754
(Fixed until 04/22/26, then SOFR + 0.89%), 1.58%, 04/22/27	12,700,000	12,755,752
Mitsubishi UFJ Financial Group, Inc. (Fixed until 09/15/23, then 1 Year CMT Rate + 0.68%), 0.85%, 09/15/24	3,185,000	3,193,653
Sumitomo Mitsui Trust Bank Ltd., 144A, 0.80%, 09/12/23	1,970,000	1,978,799
Wells Fargo & Co. (Fixed until 04/04/30, then SOFR + 4.03%), 4.48%, 04/04/31	12,715,000	14,713,592

Capital markets—0.7%
Morgan Stanley (Fixed until 04/01/30, then SOFR + 3.12%), 3.62%, 04/01/31	2,900,000	3,175,736
UBS Group AG, 144A, (Fixed until 01/30/26, then 1 Year CMT Rate + 1.08%), 1.36%, 01/30/27	5,095,000	5,044,840

20	The accompanying notes are an integral part of the financial statements.

Investment Portfolios

(UNAUDITED)    |    04.30.2021

CARILLON REAMS UNCONSTRAINED BOND FUND (cont’d)

CORPORATE BONDS—34.6%	Principal Amount	Value
Consumer finance—1.8%
Ally Financial, Inc.,
1.45%, 10/02/23	$ 10,340,000	$ 10,505,643
5.80%, 05/01/25	8,550,000	9,982,691

Diversified financial services—0.2%
GE Capital International Funding Co., 4.42%, 11/15/35	1,580,000	1,817,781

Diversified telecommunication services—0.2%
Verizon Communications, Inc.,
2.10%, 03/22/28	770,000	776,991
2.55%, 03/21/31	2,145,000	2,150,091

Electric—1.8%
Appalachian Power Co., 2.70%, 04/01/31	6,345,000	6,393,184
Consolidated Edison Co. of New York, Inc.,
3.35%, 04/01/30	510,000	551,240
3.95%, 04/01/50	1,625,000	1,795,143
Entergy Louisiana LLC, 2.35%, 06/15/32	4,010,000	3,986,819
Exelon Generation Co. LLC, 3.25%, 06/01/25	3,340,000	3,591,007
PPL Electric Utilities Corp. (3 Month LIBOR USD + 0.25%), 0.44%, 09/28/23	2,480,000	2,481,047
The Cleveland Electric Illuminating Co., 5.50%, 08/15/24	1,580,000	1,799,980

Electric utilities—1.8%
Duke Energy Corp., 0.90%, 09/15/25	2,100,000	2,068,474
Edison International, 4.95%, 04/15/25	750,000	839,857
Pacific Gas and Electric Co., 1.75%, 06/16/22	8,895,000	8,902,800
Southern California Edison Co.,
1.20%, 02/01/26	4,890,000	4,849,475
3.70%, 08/01/25	4,155,000	4,558,500

Food & staples retailing—0.9%
Sysco Corp., 6.60%, 04/01/40	7,250,000	10,284,784

Healthcare services—0.4%
HCA, Inc., 5.00%, 03/15/24	4,100,000	4,567,343

Industrial conglomerates—0.3%
General Electric Co., 4.25%, 05/01/40	3,055,000	3,414,037

Insurance—0.3%
Protective Life Global Funding, 144A, 1.08%, 06/09/23	3,905,000	3,954,165

Media—0.5%
Charter Communications Operating LLC, 4.91%, 07/23/25	4,655,000	5,293,774

Multi-utilities—1.1%
CenterPoint Energy, Inc., 2.50%, 09/01/24	2,225,000	2,337,060
Dominion Energy, Inc.,
(3 Month LIBOR USD + 0.53%), 0.71%, 09/15/23	3,715,000	3,717,337
3.38%, 04/01/30	6,250,000	6,731,842

Oil, gas & consumable fuels—1.1%
Kinder Morgan, Inc., 4.30%, 06/01/25	1,390,000	1,551,266
Marathon Petroleum Corp.,
3.80%, 04/01/28	1,815,000	1,985,290
4.70%, 05/01/25	2,760,000	3,114,718
Suncor Energy, Inc., 3.10%, 05/15/25	2,120,000	2,271,698
TransCanada PipeLines Ltd., 4.10%, 04/15/30	3,920,000	4,400,210

Software—0.3%
VMware, Inc., 4.50%, 05/15/25	3,320,000	3,710,332

Telecommunications—0.5%
T-Mobile USA, Inc., 144A, 3.50%, 04/15/25	5,125,000	5,557,448

CORPORATE BONDS—34.6%	Principal Amount	Value
Tobacco—1.7%
Altria Group, Inc., 4.80%, 02/14/29	$ 7,705,000	$ 8,764,573
Reynolds American, Inc., 4.45%, 06/12/25	9,721,000	10,821,366

Transportation—0.7%
FedEx Corp., Pass Through Trust, Series 2020-1, Class AA, 1.88%, 08/20/35	7,980,762	7,832,987
Total corporate bonds (cost $378,806,473)		402,469,807

MORTGAGE AND ASSET-BACKED SECURITIES—14.0%
Asset-backed securities—5.7%
American Express Credit Account Master Trust, Series 2018-3, Class A (1 Month LIBOR USD + 0.32%), 0.43%, 10/15/25	6,360,000	6,389,987
Avis Budget Rental Car Funding AESOP LLC,
Series 2019-1A, Class A, 144A, 3.45%, 03/20/23	7,100,000	7,244,188
Series 2020-2A, Class A, 144A, 2.02%, 02/20/27	13,770,000	14,109,714
Capital One Multi-Asset Execution Trust, Series 2018-A2, Class A2 (1 Month LIBOR USD + 0.35%), 0.46%, 03/16/26	1,735,000	1,743,956
Discover Card Execution Note Trust,
Series 2017-A7, Class A7 (1 Month LIBOR USD + 0.36%), 0.47%, 04/15/25	5,010,000	5,032,799
Series 2018-A2, Class A2 (1 Month LIBOR USD + 0.33%), 0.44%, 08/15/25	5,610,000	5,638,611
GM Financial Consumer Automobile Receivables Trust, Series 2020-3, Class A3, 0.45%, 04/16/25	12,830,000	12,862,645
Hertz Vehicle Financing II LP,
Series 2015-3A, Class A, 144A, 2.67%, 09/25/21	331,542	333,012
Series 2016-2A, Class A, 144A, 2.95%, 03/25/22	785,878	786,967
Series 2016-4A, Class A, 144A, 2.65%, 07/25/22	440,781	442,577
Series 2017-1A, Class A, 144A, 2.96%, 10/25/21	1,770,346	1,777,755
Series 2018-1A, Class A, 144A, 3.29%, 02/25/24	124,012	124,188
Series 2019-1A, Class A, 144A, 3.71%, 03/25/23	914,099	916,066
World Omni Auto Receivables Trust, Series 2020-C, Class A3, 0.48%, 11/17/25	8,540,000	8,559,344

Commercial mortgage-backed securities—4.2%
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class A3, 2.94%, 04/10/48	1,020,035	1,074,566
COMM Mortgage Trust,
Series 2012-CCRE4, Class ASB, 2.44%, 10/17/45	3,498,497	3,532,465
Series 2013-CCRE10, Class ASB, 3.80%, 08/10/46	822,050	853,066
DBJPM Mortgage Trust, Series 2020-C9, Class A2, 1.90%, 08/15/53	4,255,000	4,359,481
GS Mortgage Securities Trust,
Series 2013-GCJ12, Class A3, 2.86%, 06/12/46	2,120,000	2,183,589
Series 2013-GCJ14, Class AAB, 3.82%, 08/10/46	2,111,256	2,176,589
J.P. Morgan Chase Commercial Mortgage Securities Trust,
Series 2012-C6, Class A3, 3.51%, 05/17/45	4,166,449	4,257,340
Series 2012-LC9, Class ASB, 2.44%, 12/17/47	4,799,045	4,852,598
Series 2019-MFP, Class A, 144A, (1 Month LIBOR USD + 0.96%), 1.08%, 07/15/36	3,945,000	3,944,999
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A4, 3.80%, 09/17/47	825,000	895,517
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class ASB, VR, 3.93%, 07/17/46	5,979,255	6,236,945
WFRBS Commercial Mortgage Trust,
Series 2012-C10, Class ASB, 2.45%, 12/15/45	2,395,482	2,429,259
Series 2013-C13, Class A3, 2.75%, 05/17/45	4,831,700	4,966,665

The accompanying notes are an integral part of the financial statements.	21

Investment Portfolios

(UNAUDITED)    |    04.30.2021

CARILLON REAMS UNCONSTRAINED BOND FUND (cont’d)

MORTGAGE AND ASSET-BACKED SECURITIES—14.0%	Principal Amount	Value

Commercial mortgage-backed securities (cont'd)
WFRBS Commercial Mortgage Trust, (cont'd)
Series 2013-C15, Class ASB, 3.72%, 08/17/46	$ 1,688,377	$ 1,748,549
Series 2014-C22, Class A5, 3.75%, 09/17/57	5,155,000	5,603,358

Federal agency mortgage-backed obligations—4.1%
Fannie Mae Pool,
Series 4126, Class MA, 2.00%, 09/01/30	21,034,282	21,793,931
Series 4148, Class MA, 2.00%, 10/01/30	1,788,031	1,855,406
Series 4279, Class MA, 2.00%, 03/01/36	1,919,887	1,984,236
Series 5796, Class AN, 3.03%, 06/01/27	4,095,000	4,421,999
Series 387770, 3.63%, 07/01/28	4,760,000	5,293,434
Freddie Mac Pool,
Series 5034, Class RD, 2.00%, 09/01/30	7,781,230	8,076,679
Series 5039, Class RD, 2.00%, 10/01/30	4,362,104	4,534,616
Total mortgage and asset-backed securities (cost $164,056,971)		163,037,096

FOREIGN GOVERNMENT BONDS—5.7%
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/23 (a)	28,688,000	57,410,354
Mexico Government International Bond, 4.00%, 10/02/23	7,975,000	8,651,360
Total foreign government bonds (cost $65,100,111)		66,061,714

U.S. TREASURIES—24.8%
U.S. Treasury Notes,
0.50%, 02/28/26	46,625,000	45,925,625
1.13%, 09/30/21	95,250,000	95,681,601
1.25%, 10/31/21	146,085,000	146,952,380
Total U.S. Treasuries (cost $288,679,796)		288,559,606

SHORT-TERM INVESTMENTS—3.0%
U.S. Treasury Bills, ZCI, 0.11%, 10/14/21	34,875,000	34,871,028
Total short-term investments (cost $34,868,970)		34,871,028

Total investment portfolio (cost $931,512,321)—82.1%		954,999,251

Other assets in excess of liabilities—17.9%		208,532,069

Total net assets—100.0%		$1,163,531,320

144A—Securities are purchased under Rule 144A of the Securities Act of 1933 or are private placements and, unless registered under the Securities Act of 1933 or exempted from registration, generally may only be sold to qualified institutional buyers.

VR—Variable rate security. Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. Rate shown is the rate in effect as of the date of this report.

ZCI—Zero coupon instrument. Rate disclosed is yield to maturity as of the date of this report.

(a) Bond is in default and did not make its last scheduled interest payment as of the date of this report.

Credit quality breakdown*

Rating	Percent of net assets
AAA/Aaa/AAA	40.2%
AA/Aa/AA	2.3%
A/A/A	15.5%
BBB/Baa/BBB	16.0%
BB/Ba/BB	8.1%
Not rated	0.0%

* The table depicts the long-term credit-quality ratings assigned to the Fund’s portfolio holdings by S&P Global Ratings (“S&P”), Moody’s Investors Service (“Moody’s”), and Fitch Ratings Inc. (“Fitch”), each of which is a widely used independent nationally recognized statistical rating organization (“NRSRO”). NRSRO ratings are shown because they provide an independent analysis of the credit quality of the Fund’s investments. These credit quality ratings are shown without regard to gradations within a given rating category. For example, securities rated “A-” have been included in the “A” rated category. Securities may be rated by other NRSROs and these ratings may be higher or lower. When ratings from multiple agencies are available, the highest is used, consistent with the Fund’s portfolio investment process. Credit quality ratings are subject to change without notice. For more information on S&P’s rating methodology, please visit standardandpoors.com and select “Understanding Ratings” under Rating Resources on the homepage. For more information on Moody’s rating methodology, please visit moodys.com and select “Rating Methodologies” under Research & Ratings on the homepage. For more information on Fitch’s rating methodology, please visit fitchratings.com and select “Ratings Definitions” at the bottom of the homepage. Carillon Tower Advisers, Inc. (“Manager”) also performs its own fundamental credit analysis of each security. As part of its fundamental credit analysis, the Manager considers various criteria, including industry specific actions, peer comparisons, payment ranking, and structure-specific characteristics. Any securities that are not rated by S&P, Moody’s, or Fitch appear in the table as “Not rated.” However, these securities are analyzed and monitored by the Manager on an ongoing basis. Government securities that are issued or guaranteed as to principal and interest by the U.S. government are not rated, but are treated by the Fund, and reflected in the table above, as being rated AAA/Aaa/AAA for credit quality purposes.

FUTURES CONTRACTS—SHORT
Description	Expiration Date	Number of Contracts	Notional Value at Trade Date	Notional Value at April 30, 2021	Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	06/21/21	(2,551)	$(336,895,610)	$(336,811,719)	$83,891
Ultra U.S. Treasury Bond	06/21/21	(84)	(15,689,620)	(15,616,125)	73,495
Total futures contracts					$157,386

There is $145,815 of variation margin due to the broker from the Fund as of the date of this report.

22	The accompanying notes are an integral part of the financial statements.

Investment Portfolios

(UNAUDITED)    |    04.30.2021

CARILLON REAMS UNCONSTRAINED BOND FUND (cont’d)

SWAP CONTRACTS—CREDIT DEFAULT SWAPS
Central Clearing Party	Reference Entity	Rating of Reference Entity (Moody’s/S&P)	Buy/Sell(a) Protection	Pay/Receive Fixed Rate	Fixed Rate	Expiration Date	Notional Value(b)	Value(c)	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Intercontinental Exchange	CDX North American Investment Grade Index Series 36	Baa2/BBB	Sell	Receive	1%/Quarterly	06/20/26	$259,840,000	$6,730,255	$5,513,063	$1,217,192
Total swap contracts							$259,840,000	$6,730,255	$5,513,063	$1,217,192

There is $42,009 of variation margin due from the Fund to the broker as of the date of this report.

(a) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.

(b) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(c)The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FORWARD CONTRACTS
Currency to be Received		Currency to be Delivered		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
Brazilian Real	312,165,000	U.S. Dollar	57,712,146	05/04/21	J.P.Morgan	$(265,439)
U.S. Dollar	56,660,893	Brazillian Real	312,165,000	05/04/21	J.P.Morgan	(785,815)
U.S. Dollar	57,269,575	Brazillian Real	312,165,000	08/03/21	J.P.Morgan	305,852
Colombian Peso	61,423,240,000	U.S. Dollar	16,837,511	07/08/21	J.P.Morgan	(527,556)
Mexican Peso	695,220,000	U.S. Dollar	33,610,551	06/21/21	J.P.Morgan	503,365
Total forward contracts						$(769,593)

The accompanying notes are an integral part of the financial statements.	23

Statements of Assets and Liabilities

(UNAUDITED)    |    04.30.2021

	Carillon ClariVest Capital Appreciation Fund	Carillon ClariVest International Stock Fund	Carillon Eagle Growth & Income Fund	Carillon Eagle Mid Cap Growth Fund

Assets
Investments—unaffiliated, at value (a)	$560,390,594	$9,081,373	$909,248,130	$8,115,141,110
Cash	1,619,418	64,380	21,325,860	63,031,037
Receivable for investments sold	1,458,392	—	—	18,699,243
Receivable for fund shares sold	313,213	11,954	1,208,843	8,025,260
Receivable for dividends and interest, net	295,887	40,350	1,049,762	357,789
Receivable for foreign tax reclaims	—	67,366	106,944	—
Receivable due from adviser, net	—	22,924	—	—
Prepaid expenses	26,536	35,838	1,410	38,100
Total assets	564,104,040	9,324,185	932,940,949	8,205,292,539

Liabilities
Payable for investments purchased	1,183,606	—	6,887,093	—
Payable for fund shares redeemed	257,059	107,517	727,994	5,800,305
Accrued custody fees	3,985	7,712	4,821	35,198
Accrued investment advisory fees, net	205,910	—	335,770	3,417,028
Accrued administrative fees	46,043	762	75,723	671,077
Accrued distribution fees	52,222	2,108	111,874	328,266
Accrued transfer agent and shareholder servicing fees	59,306	1,071	42,770	257,486
Accrued professional fees	27,023	29,728	27,719	28,031
Accrued internal audit fees	860	860	860	860
Accrued trustees compensation	15,050	15,050	15,050	15,050
Accrued officers compensation	1,343	1,343	1,343	1,343
Other accrued expenses	26,600	8,130	40,299	211,634
Total liabilities	1,879,007	174,281	8,271,316	10,766,278
Net assets	562,225,033	9,149,904	924,669,633	8,194,526,261

Net assets consists of
Paid-in capital	220,854,133	7,883,424	567,857,734	4,216,203,309
Total distributable earnings (loss)	341,370,900	1,266,480	356,811,899	3,978,322,952
Net assets	562,225,033	9,149,904	924,669,633	8,194,526,261

Net assets, at market value
Class A	201,379,730	3,100,557	212,490,469	947,551,728
Class C	13,131,818	1,710,199	82,479,027	136,634,704
Class I	340,796,507	4,108,215	614,125,356	1,869,223,046
Class R-3	462,585	153,703	1,426,611	51,739,827
Class R-5	4,970,859	4,197	7,429,144	1,003,846,695
Class R-6	1,459,850	59,492	6,324,338	4,181,193,609
Class Y	23,684	13,541	394,688	4,336,652

NAV, offering and redemption price per share (b)
Class A	$55.97	$20.01	$24.23	$94.02
Class A maximum offering price (c)	58.76	21.01	25.44	98.71
Class C	35.57	19.66	23.01	71.86
Class I	59.56	19.97	24.16	100.58
Class R-3	53.02	19.73	24.12	90.21
Class R-5	59.34	19.98	24.18	100.27
Class R-6	59.07	20.02	24.12	101.52
Class Y	59.39	19.90	24.10	99.38

Shares of beneficial interest outstanding
Class A	3,598,220	154,983	8,769,904	10,078,642
Class C	369,224	86,999	3,585,182	1,901,502
Class I	5,721,819	205,752	25,423,143	18,583,909
Class R-3	8,725	7,789	59,142	573,568
Class R-5	83,766	210	307,232	10,011,221
Class R-6	24,716	2,971	262,242	41,183,924
Class Y	399	680	16,374	43,639

(a) Identified cost	$238,584,739	$7,261,819	$587,995,630	$4,403,838,512

(b) NAV amounts may not recalculate due to rounding of net assets and / or shares outstanding.

(c) The maximum offering price is computed as 100/95.25 of NAV.

24	The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

(UNAUDITED)    |    04.30.2021

	Carillon Eagle Small Cap Growth Fund	Carillon Scout International Fund	Carillon Scout Mid Cap Fund	Carillon Scout Small Cap Fund

Assets
Investments—unaffiliated, at value (a)(b)	$3,048,215,607	$529,396,548	$4,700,212,878	$444,762,258
Investments—affiliated, at value (c)(d)	86,229,176	—	—	—
Cash	51,249,538	4,331,428	17,590,226	2,284,402
Receivable for investments sold	8,922,948	—	51,762,676	—
Receivable for fund shares sold	1,973,232	58,280	9,515,056	271,767
Receivable for dividends and interest, net	190,398	1,982,264	2,086,735	373
Receivable for foreign tax reclaims	—	3,794,541	29,928	—
Prepaid expenses	63,097	1,275	88,796	845
Total assets	3,196,843,996	539,564,336	4,781,286,295	447,319,645

Liabilities
Payable for securities lending collateral received	29,544,876	19,073,447	22,334,873	—
Payable for investments purchased	21,305,848	—	47,322,711	—
Payable for fund shares redeemed	2,689,195	282,382	1,909,816	70,757
Accrued custody fees	14,220	12,658	23,251	6,651
Accrued investment advisory fees, net	1,330,852	273,017	2,752,767	220,289
Accrued administrative fees	253,840	42,921	381,511	36,712
Accrued distribution fees	147,153	301	30,415	8,469
Accrued transfer agent and shareholder servicing fees	207,115	55,018	342,061	31,006
Accrued professional fees	27,719	29,434	27,720	28,013
Accrued internal audit fees	860	860	860	860
Accrued trustees compensation	15,050	15,050	15,050	15,050
Accrued officers compensation	1,343	1,343	1,343	1,343
Other accrued expenses	131,195	73,688	117,485	21,009
IRS closing agreement fees for withholding tax claims	—	2,176,945	—	—
Total liabilities	55,669,266	22,037,064	75,259,863	440,159
Net assets	3,141,174,730	517,527,272	4,706,026,432	446,879,486

Net assets consists of
Paid-in capital	1,234,039,353	276,813,451	3,234,489,552	212,643,591
Total distributable earnings (loss)	1,907,135,377	240,713,821	1,471,536,880	234,235,895
Net assets	3,141,174,730	517,527,272	4,706,026,432	446,879,486

Net assets, at market value
Class A	417,083,474	993,091	27,338,830	17,754,622
Class C	41,922,768	111,000	27,239,650	5,672,553
Class I	943,757,564	512,776,317	4,387,295,286	410,468,732
Class R-3	67,809,136	11,950	5,019,672	216,822
Class R-5	135,678,619	12,178	3,226,323	26,269
Class R-6	1,534,895,498	3,607,892	252,096,187	12,528,259
Class Y	27,671	14,844	3,810,484	212,229

NAV, offering and redemption price per share (e)
Class A	$60.23	$19.30	$26.45	$40.13
Class A maximum offering price (f)	63.23	20.26	27.77	42.13
Class C	34.04	19.08	25.98	38.97
Class I	65.95	19.47	26.58	40.49
Class R-3	56.51	19.35	26.26	39.63
Class R-5	66.41	19.47	26.42	40.35
Class R-6	67.54	19.46	26.54	40.65
Class Y	64.65	19.39	26.42	40.02

Shares of beneficial interest outstanding
Class A	6,925,417	51,455	1,033,602	442,446
Class C	1,231,398	5,816	1,048,342	145,564
Class I	14,310,999	26,334,449	165,090,553	10,137,545
Class R-3	1,199,947	617	191,179	5,471
Class R-5	2,043,198	625	122,118	651
Class R-6	22,725,328	185,445	9,497,180	308,206
Class Y	428	765	144,210	5,303

(a) Identified cost	$1,830,215,483	$301,745,666	$3,529,339,803	$235,519,368

(b) Includes securities on loan, at value	$27,311,098	$17,891,279	$21,689,478	$—

(c) Identified cost	$51,838,887	$—	$—	$—

(d) Includes securities on loan, at value	$694,960	$—	$—	$—

(e) NAV amounts may not recalculate due to rounding of net assets and / or shares outstanding.

(f) The maximum offering price is computed as 100/95.25 of NAV.

The accompanying notes are an integral part of the financial statements.	25

Statements of Assets and Liabilities

(UNAUDITED)    |    04.30.2021

	Carillon Reams Core Bond Fund	Carillon Reams Core Plus Bond Fund	Carillon Reams Unconstrained Bond Fund

Assets
Investments—unaffiliated, at value (a)	$538,542,602	$1,200,789,177	$954,999,251
Unrealized appreciation—open forward contracts	—	422,917	809,217
Cash	55,205,180	97,037,712	190,538,323
Deposit at broker—open swap contracts	638,114	2,692,225	6,923,840
Deposit at broker—open futures contracts	—	—	4,944,583
Segregated cash—open forward contracts and/or TBA transactions	635,000	2,835,000	2,660,000
Variation margin receivable—open swap contracts	1,503	—	—
Receivable for investments sold	52,460,053	100,478,782	—
Receivable for fund shares sold	1,583,926	4,162,110	1,849,871
Receivable for dividends and interest, net	2,115,844	5,004,112	3,598,058
Prepaid expenses	29,412	52,446	17,195
Total assets	651,211,634	1,413,474,481	1,166,340,338

Liabilities
Unrealized depreciation—open forward contracts	—	1,244,815	1,578,810
Variation margin payable—open swap contracts	—	5,586	42,009
Variation margin payable—open futures contracts	—	—	145,815
Payable for investments purchased	42,490,477	90,367,066	—
Payable for fund shares redeemed	1,683,622	1,005,291	489,136
Accrued custody fees	3,677	6,358	4,464
Accrued investment advisory fees, net	53,739	168,923	246,158
Accrued administrative fees	51,162	110,343	94,514
Accrued distribution fees	22,068	24,223	20,622
Accrued transfer agent and shareholder servicing fees	26,508	50,326	109,215
Accrued professional fees	30,426	30,525	30,525
Accrued internal audit fees	860	860	860
Accrued trustees compensation	15,050	15,050	15,050
Accrued officers compensation	1,343	1,343	1,343
Other accrued expenses	11,896	15,624	30,497
Total liabilities	44,390,828	93,046,333	2,809,018
Net assets	606,820,806	1,320,428,148	1,163,531,320

Net assets consists of
Paid-in capital	614,575,495	1,316,711,586	1,119,953,451
Total distributable earnings (loss)	(7,754,689)	3,716,562	43,577,869
Net assets	606,820,806	1,320,428,148	1,163,531,320

Net assets, at market value
Class A	4,182,834	7,284,743	1,099,356
Class C	12,999,552	6,912,421	2,211,054
Class I	538,075,187	1,222,134,131	1,003,208,574
Class R-3	87,714	111,351	11,718
Class R-5	12,250	12,373	164,214
Class R-6	1,058,128	1,366,191	65,145,723
Class Y	50,405,141	82,606,938	91,690,681

NAV, offering and redemption price per share (b)
Class A	$12.65	$34.53	$13.02
Class A maximum offering price (c)	13.14	35.88	13.53
Class C	12.60	34.50	12.98
Class I	12.66	34.61	13.02
Class R-3	12.66	34.57	13.01
Class R-5	12.67	34.61	13.02
Class R-6	12.67	34.61	13.02
Class Y	12.65	34.57	13.08

Shares of beneficial interest outstanding
Class A	330,777	210,960	84,464
Class C	1,031,582	200,371	170,372
Class I	42,491,363	35,315,228	77,049,674
Class R-3	6,930	3,221	901
Class R-5	967	357	12,613
Class R-6	83,506	39,471	5,003,806
Class Y	3,983,665	2,389,739	7,007,655

(a) Identified cost	$541,052,122	$1,191,987,351	$931,512,321

(b) NAV amounts may not recalculate due to rounding of net assets and / or shares outstanding.

(c) The maximum offering price is computed as 100/96.25 of NAV.

26	The accompanying notes are an integral part of the financial statements.

Statements of Operations

(UNAUDITED)    |    11.1.2020 to 04.30.2021

	Carillon ClariVest Capital Appreciation Fund	Carillon ClariVest International Stock Fund	Carillon Eagle Growth & Income Fund	Carillon Eagle Mid Cap Growth Fund

Investment income
Dividends—unaffiliated	$2,188,743	$151,488	$11,042,215	$15,636,305
Less: foreign taxes withheld	—	(11,620)	—	(172,879)
Interest	126	3	856	3,683
Securities lending, net (Note 7)	—	2	—	12,922
Total investment income	2,188,869	139,873	11,043,071	15,480,031

Expenses
Investment advisory fees	1,556,539	33,140	1,906,381	19,836,164
Administrative fees:
Class A	94,878	1,455	95,138	446,793
Class C	6,800	820	41,812	71,727
Class I	154,306	1,968	283,362	904,243
Class R-3	207	406	632	25,414
Class R-5	2,636	2	3,670	477,027
Class R-6	587	78	2,260	1,965,601
Class Y	10	6	132	2,043
Distribution and service fees:
Class A	237,195	3,638	237,844	1,116,984
Class C	68,000	8,195	418,123	717,267
Class R-3	1,035	2,029	3,159	127,072
Class Y	26	15	331	5,109
Shareholder servicing fees:
Class A	72,965	1,164	95,138	624,251
Class C	4,760	560	37,909	57,381
Class I	138,875	1,378	189,330	796,990
Class R-3	239	541	936	33,463
Class R-5	1,859	—	3,561	438,585
Class Y	—	—	112	3,029
Custodian fees	9,206	17,326	12,133	101,462
Professional fees	49,637	52,301	49,994	50,175
State registration fees	54,547	45,825	60,616	86,121
Trustees compensation	29,300	29,301	29,300	29,300
Officers compensation	5,262	5,262	5,262	5,262
Internal audit fees	5,070	5,070	5,070	5,070
Interest expense on line of credit	423	109	18	—
Other expenses	88,948	34,154	136,296	724,587
Total expenses before adjustments	2,583,310	244,743	3,618,519	28,651,120

Fees and expenses waived	(410,737)	(175,157)	—	—
Recovered fees previously waived by Manager	5	3	—	—
Total expenses after adjustments	2,172,578	69,589	3,618,519	28,651,120

Net investment income (loss)	16,291	70,284	7,424,552	(13,171,089)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments—unaffiliated	20,567,324	622,926	35,317,441	304,736,386
Foreign currency transactions	—	(230)	—	—
Net realized gain (loss)	20,567,324	622,696	35,317,441	304,736,386
Net change in unrealized appreciation (depreciation) on investments—unaffiliated and foreign currency translations	94,274,257	1,887,956	142,876,827	1,303,129,249
Net gain (loss) on investments	114,841,581	2,510,652	178,194,268	1,607,865,635

Net increase (decrease) in assets resulting from operations	114,857,872	2,580,936	185,618,820	1,594,694,546

The accompanying notes are an integral part of the financial statements.	27

Statements of Operations

(UNAUDITED)    |    11.1.2020 to 04.30.2021

	Carillon Eagle Small Cap Growth Fund	Carillon Scout International Fund	Carillon Scout Mid Cap Fund	Carillon Scout Small Cap Fund

Investment income
Dividends—unaffiliated	$5,074,329	$6,665,302	$18,955,097	$701,390
Less: foreign taxes withheld	(70,678)	(786,773)	(38,780)	(122)
Interest	1,295	576	950	100
Securities lending, net (Note 7)	384,364	37,914	55,181	4,006
Non-recurring income and associated expense amounts:
Foreign withholding tax claims and interest	—	8,009,578	—	—
Less: IRS closing agreement fees for withholding tax claims	—	(2,176,945)	—	—
Total investment income	5,389,310	11,749,652	18,972,448	705,374

Expenses
Investment advisory fees	8,488,393	1,992,219	13,436,329	1,208,136
Administrative fees:
Class A	202,913	466	12,157	7,970
Class C	25,463	56	11,943	3,039
Class I	463,913	257,328	1,706,936	184,111
Class R-3	34,833	6	2,032	98
Class R-5	97,890	6	1,410	20
Class R-6	798,267	1,996	109,737	6,018
Class Y	16	7	4,418	99
Distribution and service fees:
Class A	507,282	1,165	30,393	19,926
Class C	254,626	563	119,433	30,390
Class R-3	174,168	28	10,162	491
Class Y	40	17	11,045	248
Shareholder servicing fees:
Class A	300,979	559	10,327	6,815
Class C	24,695	42	11,943	2,735
Class I	463,913	245,236	1,536,243	165,700
Class R-3	45,284	—	2,766	108
Class R-5	94,614	—	1,199	16
Class Y	—	—	6,627	45
Custodian fees	45,266	50,685	53,224	14,819
Professional fees	50,000	51,624	50,021	50,128
State registration fees	62,655	47,121	81,461	48,197
Trustees compensation	29,300	29,300	29,300	29,300
Officers compensation	5,262	5,262	5,262	5,262
Internal audit fees	5,070	5,071	5,071	5,070
Interest expense on line of credit	9,125	1,045	77	290
Other expenses	389,924	145,511	392,726	69,360
Total expenses before adjustments	12,573,891	2,835,313	17,642,242	1,858,391

Fees and expenses waived	—	(55,931)	—	—
Recovered fees previously waived by Manager	55	133	—	354
Total expenses after adjustments	12,573,946	2,779,515	17,642,242	1,858,745

Net investment income (loss)	(7,184,636)	8,970,137	1,330,206	(1,153,371)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments—unaffiliated	670,040,348	20,486,569	420,801,019	29,987,179
Investments—affiliated	5,724,539	—	—	—
Foreign currency transactions	—	(50,826)	—	—
Non-recurring foreign currency loss on foreign withholding tax claims	—	(1,331,011)	—	—
Net realized gain (loss)	675,764,887	19,104,732	420,801,019	29,987,179
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated and foreign currency translations	217,043,435	130,952,294	611,300,271	110,371,342
Investments—affiliated	11,402,104	—	—	—
Net change in unrealized appreciation (depreciation)	228,445,539	130,952,294	611,300,271	110,371,342

Net gain (loss) on investments	904,210,426	150,057,026	1,032,101,290	140,358,521

Net increase (decrease) in assets resulting from operations	897,025,790	159,027,163	1,033,431,496	139,205,150

Excluding non-recurring items in the Carillon Scout International Fund, net investment income would have been $3,137,504 and net increase in assets resulting from operations would have been $154,525,541.

28	The accompanying notes are an integral part of the financial statements.

Statements of Operations

(UNAUDITED)    |    11.1.2020 to 04.30.2021

	Carillon Reams Core Bond Fund	Carillon Reams Core Plus Bond Fund	Carillon Reams Unconstrained Bond Fund

Investment income
Interest	$4,180,341	$9,875,996	$7,640,341
Securities lending, net (Note 7)	—	—	8
Total investment income	4,180,341	9,875,996	7,640,349

Expenses
Investment advisory fees	1,283,939	2,690,252	3,050,051
Administrative fees:
Class A	2,095	3,457	480
Class C	6,134	3,126	984
Class I	284,547	612,501	458,858
Class R-3	30	51	6
Class R-5	6	6	54
Class R-6	351	577	24,868
Class Y	27,822	52,844	23,092
Distribution and service fees:
Class A	5,238	8,642	1,199
Class C	61,345	31,260	9,845
Class R-3	151	256	29
Class Y	69,555	132,111	57,730
Shareholder servicing fees:
Class A	1,793	2,134	320
Class C	4,077	2,964	880
Class I	270,710	518,192	412,972
Class R-3	24	25	—
Class R-5	—	—	1
Class Y	41,243	67,453	30,763
Custodian fees	12,944	21,725	17,234
Professional fees	52,689	52,738	52,739
State registration fees	95,318	96,115	57,465
Trustees compensation	29,300	29,300	29,300
Officers compensation	5,262	5,262	5,262
Internal audit fees	5,071	5,070	5,071
Other expenses	89,213	150,185	108,599
Total expenses before adjustments	2,348,857	4,486,246	4,347,802
Fees and expenses waived	(874,501)	(1,534,502)	(1,749,881)
Recovered fees previously waived by Manager	—	—	3
Total expenses after adjustments	1,474,356	2,951,744	2,597,924

Net investment income (loss)	2,705,985	6,924,252	5,042,425

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments—unaffiliated	(5,447,795)	(6,959,889)	8,825,788
Foreign currency transactions	—	31,223	151,931
Swap contracts	663,654	2,914,989	4,883,142
Futures contracts	—	—	11,773,402
Forward contracts	—	1,185,243	3,576,010
Net realized gain (loss)	(4,784,141)	(2,828,434)	29,210,273
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated and foreign currency translations	(8,956,207)	(19,096,382)	(560,980)
Swap contracts	389,247	(160,444)	111,989
Futures contracts	—	—	(985,443)
Forward contracts	—	(831,649)	(440,023)
Net change in unrealized appreciation (depreciation)	(8,566,960)	(20,088,475)	(1,874,457)

Net gain (loss) on investments	(13,351,101)	(22,916,909)	27,335,816

Net increase (decrease) in assets resulting from operations	(10,645,116)	(15,992,657)	32,378,241

The accompanying notes are an integral part of the financial statements.	29

Statements of Changes in Net Assets

	Carillon ClariVest Capital Appreciation Fund		Carillon ClariVest International Stock Fund		Carillon Eagle Growth & Income Fund		Carillon Eagle Mid Cap Growth Fund

	11/1/20 to 04/30/21 (†)	11/1/19 to 10/31/20	11/1/20 to 04/30/21 (†)	11/1/19 to 10/31/20	11/1/20 to 04/30/21 (†)	11/1/19 to 10/31/2020	11/1/20 to 04/30/21 (†)	11/1/19 to 10/31/20

Net assets, beginning of period	$465,275,149	$552,809,713	$8,341,303	$12,352,406	$741,554,876	$850,678,567	$6,618,025,126	$5,675,842,664
Increase (decrease) in net assets from operations
Net investment income (loss)	16,291	1,270,784	70,284	111,558	7,424,552	14,038,837	(13,171,089)	(15,482,564)
Net realized gain (loss)	20,567,324	69,687,974	622,696	(289,347)	35,317,441	26,564,819	304,736,386	165,004,852
Net change in unrealized appreciation (depreciation)	94,274,257	27,523,893	1,887,956	(1,185,046)	142,876,827	(67,069,287)	1,303,129,249	1,222,053,595
Net increase (decrease) in net assets resulting from operations	114,857,872	98,482,651	2,580,936	(1,362,835)	185,618,820	(26,465,631)	1,594,694,546	1,371,575,883
Distributions to shareholders from earnings	(68,705,689)	(9,404,640)	(75,568)	(264,615)	(34,457,708)	(38,791,967)	(166,160,322)	(123,370,282)
Fund share transactions
Proceeds from shares sold-Class A	4,497,625	5,582,870	119,507	298,859	24,691,475	42,343,623	119,365,255	124,253,615
Issued as reinvestment of distributions-Class A	24,692,681	2,701,879	22,334	82,285	6,185,564	7,325,858	18,726,911	15,165,127
Cost of shares redeemed-Class A	(14,542,625)	(39,488,649)	(271,235)	(1,270,530)	(17,235,858)	(43,229,508)	(142,002,065)	(223,920,205)
Proceeds from shares sold-Class C	480,646	1,956,290	76,102	123,484	4,847,856	10,591,697	5,304,817	8,582,943
Issued as reinvestment of distributions-Class C	2,718,143	283,954	1,250	31,319	2,764,290	3,799,739	4,229,943	3,676,590
Cost of shares redeemed-Class C	(2,995,419)	(7,198,165)	(252,311)	(469,505)	(18,864,179)	(58,850,310)	(31,959,045)	(39,900,479)
Proceeds from shares sold-Class I	40,387,125	83,485,215	75,435	422,125	78,700,443	194,944,211	186,833,351	317,661,447
Issued as reinvestment of distributions-Class I	38,966,589	5,798,006	42,419	127,407	17,860,111	19,217,714	35,287,069	25,368,163
Cost of shares redeemed-Class I	(43,060,630)	(178,723,660)	(429,677)	(1,795,652)	(69,880,736)	(175,620,484)	(232,408,348)	(412,568,501)
Proceeds from shares sold-Class R-3	38,411	110,953	49,618	67,922	200,056	211,680	9,548,118	10,249,187
Issued as reinvestment of distributions-Class R-3	55,541	10,905	6,690	18,661	46,861	59,040	1,200,286	971,697
Cost of shares redeemed-Class R-3	(7,514)	(666,786)	(1,029,087)	(12,280)	(96,643)	(705,167)	(12,517,539)	(20,000,532)
Proceeds from shares sold-Class R-5	3,065,078	1,933,209	—	—	1,631,359	4,120,449	154,936,862	172,067,834
Issued as reinvestment of distributions-Class R-5	673,814	132,614	41	86	287,845	258,262	19,714,798	15,871,744
Cost of shares redeemed-Class R-5	(4,664,088)	(5,105,665)	—	—	(2,696,044)	(760,765)	(154,876,921)	(294,194,222)
Proceeds from shares sold-Class R-6	545,628	2,355,007	13,395	20,882	3,370,373	1,507,836	564,377,484	770,104,029
Issued as reinvestment of distributions-Class R-6	148,117	21,772	1,825	3,942	139,365	113,056	80,238,573	56,868,257
Cost of shares redeemed-Class R-6	(206,771)	(49,804,596)	(124,906)	(32,832)	(229,203)	(49,216,768)	(478,032,361)	(835,514,567)
Proceeds from shares sold-Class Y	3,000	3,526	1,732	—	227,223	43,797	478,343	1,233,139
Issued as reinvestment of distributions-Class Y	2,350	213	104	174	8,961	4,945	85,197	81,660
Cost of shares redeemed-Class Y	—	(1,467)	(3)	—	(5,474)	(24,998)	(563,817)	(2,080,065)
Net increase (decrease) from fund share transactions	50,797,701	(176,612,575)	(1,696,767)	(2,383,653)	31,953,645	(43,866,093)	147,966,911	(306,023,139)
Increase (decrease) in net assets	96,949,884	(87,534,564)	808,601	(4,011,103)	183,114,757	(109,123,691)	1,576,501,135	942,182,462
Net assets, end of period	562,225,033	465,275,149	9,149,904	8,341,303	924,669,633	741,554,876	8,194,526,261	6,618,025,126

Shares issued and redeemed
Shares sold-Class A	85,504	119,189	6,345	18,006	1,095,151	2,107,647	1,325,532	1,891,163
Issued as reinvestment of distributions-Class A	487,709	59,697	1,241	4,651	281,047	356,857	207,110	232,025
Shares redeemed-Class A	(275,554)	(824,102)	(14,550)	(81,632)	(759,704)	(2,170,820)	(1,581,966)	(3,385,827)
Shares sold-Class C	14,161	63,516	4,179	7,897	224,759	550,997	76,578	165,543
Issued as reinvestment of distributions-Class C	84,258	9,095	71	1,796	132,749	191,550	61,047	72,417
Shares redeemed-Class C	(89,380)	(219,333)	(14,244)	(30,313)	(879,612)	(3,086,051)	(465,783)	(766,640)
Shares sold-Class I	707,375	1,723,223	4,123	26,195	3,488,667	9,633,655	1,953,873	4,495,476
Issued as reinvestment of distributions-Class I	724,017	121,577	2,366	7,223	813,755	937,696	365,139	364,852
Shares redeemed-Class I	(759,155)	(3,695,840)	(23,190)	(119,236)	(3,051,180)	(9,147,975)	(2,423,978)	(5,845,668)
Shares sold-Class R-3	751	2,527	2,716	4,667	8,861	10,487	110,292	156,224
Issued as reinvestment of distributions-Class R-3	1,157	252	376	1,066	2,141	2,871	13,822	15,426
Shares redeemed-Class R-3	(143)	(14,127)	(53,776)	(809)	(4,303)	(37,952)	(144,447)	(315,424)
Shares sold-Class R-5	54,819	38,282	—	—	72,774	193,872	1,612,039	2,404,350
Issued as reinvestment of distributions-Class R-5	12,566	2,790	2	5	13,118	12,847	204,638	228,930
Shares redeemed-Class R-5	(81,286)	(102,877)	—	—	(121,472)	(38,890)	(1,604,990)	(4,171,472)
Shares sold-Class R-6	9,591	50,205	721	1,350	150,644	72,027	5,838,297	10,681,012
Issued as reinvestment of distributions-Class R-6	2,776	460	102	223	6,309	5,561	822,875	811,360
Shares redeemed-Class R-6	(3,700)	(1,038,147)	(6,282)	(2,036)	(9,984)	(2,223,922)	(4,930,949)	(11,912,010)
Shares sold-Class Y	53	75	107	—	10,126	2,181	4,934	18,538
Issued as reinvestment of distributions-Class Y	44	4	6	10	407	241	891	1,183
Shares redeemed-Class Y	—	(33)	—	—	(250)	(1,224)	(6,015)	(28,547)
Shares issued and redeemed	975,563	(3,703,567)	(89,687)	(160,937)	1,474,003	(2,628,345)	1,438,939	(4,887,089)

(†) The data for fiscal periods ending after October 31, 2020 is unaudited.

30	The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Carillon Eagle Small Cap Growth Fund		Carillon Scout International Fund		Carillon Scout Mid Cap Fund		Carillon Scout Small Cap Fund

	11/1/20 to 04/30/21 (†)	11/1/19 to 10/31/20	11/1/20 to 04/30/21 (†)	11/1/19 to 10/31/20	11/1/20 to 04/30/21 (†)	11/1/19 to 10/31/20	11/1/20 to 04/30/21 (†)	11/1/19 to 10/31/20

Net assets, beginning of period	$2,876,211,347	$4,117,406,587	$454,817,921	$715,148,809	$2,805,727,211	$2,862,557,939	$294,939,896	$323,732,772
Increase (decrease) in net assets from operations
Net investment income (loss)	(7,184,636)	(15,235,473)	8,970,137	9,344,854	1,330,206	9,319,324	(1,153,371)	(1,084,662)
Net realized gain (loss) on investments	675,764,887	514,231,113	19,104,732	47,408,984	420,801,019	(9,363,737)	29,987,179	26,197,453
Net change in unrealized appreciation (depreciation)	228,445,539	61,223,572	130,952,294	(134,329,717)	611,300,271	208,954,473	110,371,342	(4,653,870)
Net increase (decrease) in net assets resulting from operations	897,025,790	560,219,212	159,027,163	(77,575,879)	1,033,431,496	208,910,060	139,205,150	20,458,921
Distributions to shareholders from earnings	(511,775,483)	(247,721,477)	(45,202,786)	(54,505,922)	(79,310,016)	(21,249,113)	(27,973,046)	(12,635,960)
Fund share transactions
Proceeds from shares sold-Class A	50,782,684	66,347,807	63,602	162,688	4,149,518	6,369,560	1,792,629	1,357,447
Issued as reinvestment of distributions-Class A	60,001,335	23,572,114	77,987	71,457	458,034	119,596	1,100,800	476,303
Cost of shares redeemed-Class A	(71,316,460)	(184,745,586)	(90,621)	(244,309)	(3,130,012)	(9,785,874)	(1,456,529)	(2,621,717)
Proceeds from shares sold-Class C	1,773,669	2,650,593	40,570	48,568	4,013,565	3,954,887	120,656	147,789
Issued as reinvestment of distributions-Class C	13,686,709	5,954,687	8,947	12,118	438,271	12,987	493,427	285,548
Cost of shares redeemed-Class C	(21,695,643)	(31,542,856)	(51,201)	(90,051)	(2,386,994)	(6,303,570)	(1,961,161)	(3,063,492)
Proceeds from shares sold-Class I	90,670,326	127,454,647	6,585,384	27,006,981	1,217,809,142	591,970,909	51,108,762	34,549,244
Issued as reinvestment of distributions-Class I	117,692,817	49,532,802	44,337,947	53,198,974	67,739,332	18,594,321	24,763,589	11,185,863
Cost of shares redeemed-Class I	(178,458,943)	(499,276,243)	(101,629,649)	(208,690,241)	(358,274,297)	(887,610,514)	(34,971,967)	(80,287,492)
Proceeds from shares sold-Class R-3	7,798,514	8,052,562	—	—	1,274,637	635,093	10,339	20,490
Issued as reinvestment of distributions-Class R-3	11,737,240	4,243,529	905	730	77,809	10,274	14,180	8,966
Cost of shares redeemed-Class R-3	(16,431,944)	(26,356,701)	—	—	(408,339)	(530,335)	(11,969)	(146,494)
Proceeds from shares sold-Class R-5	29,160,308	50,441,298	—	—	272,726	559,430	—	—
Issued as reinvestment of distributions-Class R-5	36,465,064	21,905,962	926	788	63,485	16,330	2,043	2,651
Cost of shares redeemed-Class R-5	(162,501,058)	(238,700,783)	—	—	(254,521)	(440,149)	(71,139)	(239)
Proceeds from shares sold-Class R-6	207,246,301	222,292,130	403,238	2,493,311	48,903,400	114,197,902	1,682,620	5,914,703
Issued as reinvestment of distributions-Class R-6	241,425,823	126,082,974	344,188	277,069	3,828,565	562,662	877,259	231,607
Cost of shares redeemed-Class R-6	(538,321,946)	(1,281,613,020)	(1,208,936)	(2,498,623)	(29,966,413)	(61,148,134)	(2,788,503)	(4,713,887)
Proceeds from shares sold-Class Y	—	12,454	650	600	804,081	9,172,456	300	35,600
Issued as reinvestment of distributions-Class Y	4,790	755	1,087	853	251,046	122,653	14,776	3,252
Cost of shares redeemed-Class Y	(6,510)	(2,100)	(50)	—	(9,485,294)	(24,972,159)	(12,626)	(1,979)
Net increase (decrease) from fund share transactions	(120,286,924)	(1,553,692,975)	(51,115,026)	(128,249,087)	946,177,741	(244,491,675)	40,707,486	(36,615,837)
Increase (decrease) in net assets	264,963,383	(1,241,195,240)	62,709,351	(260,330,888)	1,900,299,221	(56,830,728)	151,939,590	(28,792,876)
Net assets, end of period	3,141,174,730	2,876,211,347	517,527,272	454,817,921	4,706,026,432	2,805,727,211	446,879,486	294,939,896

Shares issued and redeemed
Shares sold-Class A	850,229	1,395,184	3,404	10,293	170,296	364,588	46,969	50,020
Issued as reinvestment of distributions-Class A	1,053,579	479,303	4,396	3,840	19,709	6,348	31,424	16,813
Shares redeemed-Class A	(1,201,618)	(3,825,063)	(4,881)	(16,236)	(127,307)	(530,468)	(38,465)	(107,532)
Shares sold-Class C	52,547	87,345	2,205	2,883	165,442	217,155	3,185	5,508
Issued as reinvestment of distributions-Class C	424,000	189,459	509	652	19,147	694	14,462	10,249
Shares redeemed-Class C	(637,733)	(1,028,784)	(2,766)	(5,568)	(99,822)	(363,030)	(53,268)	(115,196)
Shares sold-Class I	1,384,940	2,572,621	354,941	1,635,983	47,962,712	33,028,833	1,334,958	1,305,218
Issued as reinvestment of distributions-Class I	1,889,434	936,171	2,479,751	2,844,865	2,904,774	984,347	701,319	392,624
Shares redeemed-Class I	(2,733,585)	(9,879,141)	(5,517,023)	(12,765,651)	(14,684,119)	(50,570,912)	(921,114)	(3,146,487)
Shares sold-Class R-3	137,910	180,791	—	—	51,696	35,653	274	766
Issued as reinvestment of distributions-Class R-3	219,470	90,751	50	39	3,370	547	409	319
Shares redeemed-Class R-3	(294,321)	(573,131)	—	—	(16,769)	(30,288)	(322)	(5,193)
Shares sold-Class R-5	439,482	980,771	—	—	10,782	33,548	—	—
Issued as reinvestment of distributions-Class R-5	581,302	411,611	51	43	2,738	869	58	93
Shares redeemed-Class R-5	(2,465,201)	(4,875,955)	—	—	(10,922)	(23,872)	(1,892)	(9)
Shares sold-Class R-6	3,083,633	4,253,549	21,774	171,800	1,996,441	5,994,716	43,848	253,166
Issued as reinvestment of distributions-Class R-6	3,785,290	2,337,900	19,271	14,848	164,387	29,818	24,753	8,109
Shares redeemed-Class R-6	(8,133,282)	(24,195,939)	(63,256)	(146,961)	(1,222,850)	(3,334,817)	(72,252)	(168,752)
Shares sold-Class Y	—	249	35	36	35,039	477,857	8	1,673
Issued as reinvestment of distributions-Class Y	78	14	61	46	10,812	6,514	423	115
Shares redeemed-Class Y	(103)	(41)	(3)	—	(368,625)	(1,303,755)	(332)	(69)
Shares issued and redeemed	(1,563,949)	(30,462,335)	(2,701,481)	(8,249,088)	36,986,931	(14,975,655)	1,114,445	(1,498,565)

(†) The data for fiscal periods ending after October 31, 2020 is unaudited.

The accompanying notes are an integral part of the financial statements.	31

Statements of Changes in Net Assets

	Carillon Reams Core Bond Fund		Carillon Reams Core Plus Bond Fund		Carillon Reams Unconstrained Bond Fund

	11/1/20 to 04/30/21 (†)	11/1/19 to 10/31/20	11/1/20 to 04/30/21 (†)	11/1/19 to 10/31/20	11/1/20 to 04/30/21 (†)	11/1/19 to 10/31/20

Net assets, beginning of period	$624,171,581	$108,352,118	$1,241,254,330	$649,680,517	$948,168,113	$964,643,184
Increase (decrease) in net assets from operations
Net investment income (loss)	2,705,985	2,998,000	6,924,252	13,486,692	5,042,425	16,685,765
Net realized gain (loss) on investments	(4,784,141)	11,665,871	(2,828,434)	54,896,871	29,210,273	29,897,136
Net change in unrealized appreciation (depreciation)	(8,566,960)	5,082,023	(20,088,475)	21,121,989	(1,874,457)	17,967,590
Net increase (decrease) in net assets resulting from operations	(10,645,116)	19,745,894	(15,992,657)	89,505,552	32,378,241	64,550,491
Distributions to shareholders from earnings	(15,108,431)	(5,191,093)	(63,204,708)	(27,557,422)	(16,983,170)	(22,475,751)
Fund share transactions
Proceeds from shares sold-Class A	2,056,242	3,586,927	4,258,710	5,500,313	338,970	776,344
Issued as reinvestment of distributions-Class A	92,560	41,146	158,196	16,942	15,715	12,459
Cost of shares redeemed-Class A	(1,814,829)	(885,808)	(2,229,785)	(430,617)	(178,830)	(289,665)
Proceeds from shares sold-Class C	3,362,091	10,159,719	2,303,031	5,048,402	1,049,637	1,497,296
Issued as reinvestment of distributions-Class C	233,020	20,471	159,675	11,967	23,067	9,083
Cost of shares redeemed-Class C	(708,698)	(314,879)	(441,476)	(224,722)	(490,864)	(447,387)
Proceeds from shares sold-Class I	249,469,748	525,280,122	460,378,642	642,700,630	304,460,329	393,842,027
Issued as reinvestment of distributions-Class I	13,211,369	4,997,273	47,174,445	21,847,667	13,585,807	18,567,779
Cost of shares redeemed-Class I	(253,669,490)	(97,658,385)	(345,539,265)	(227,376,941)	(206,758,130)	(481,443,482)
Proceeds from shares sold-Class R-3	52,643	24,646	41,494	70,851	—	—
Issued as reinvestment of distributions-Class R-3	955	330	4,255	386	176	208
Cost of shares redeemed-Class R-3	(40)	(10)	(11,473)	—	—	—
Proceeds from shares sold-Class R-5	—	—	—	—	151,448	—
Issued as reinvestment of distributions-Class R-5	285	393	588	446	655	271
Cost of shares redeemed-Class R-5	—	—	—	—	—	—
Proceeds from shares sold-Class R-6	691,496	624,125	1,710,160	19,584	21,215,876	10,939,439
Issued as reinvestment of distributions-Class R-6	15,328	1,200	58,148	552	800,222	945,384
Cost of shares redeemed-Class R-6	(165,139)	(95,962)	(344,399)	(64)	(401,153)	(4,643,690)
Proceeds from shares sold-Class Y	19,469,523	60,918,985	69,260,785	92,881,876	72,546,398	14,187,132
Issued as reinvestment of distributions-Class Y	1,268,836	107,072	5,104,682	787,793	441,466	447,893
Cost of shares redeemed-Class Y	(25,163,128)	(5,542,703)	(83,675,230)	(11,229,382)	(6,832,653)	(12,950,902)
Net increase (decrease) from fund share transactions	8,402,772	501,264,662	158,371,183	529,625,683	199,968,136	(58,549,811)
Increase (decrease) in net assets	(17,350,775)	515,819,463	79,173,818	591,573,813	215,363,207	(16,475,071)
Net assets, end of period	606,820,806	624,171,581	1,320,428,148	1,241,254,330	1,163,531,320	948,168,113

Shares issued and redeemed
Shares sold-Class A	158,397	277,907	118,949	150,732	26,089	63,117
Issued as reinvestment of distributions-Class A	7,111	3,444	4,434	504	1,215	1,013
Shares redeemed-Class A	(140,647)	(71,323)	(63,554)	(11,795)	(13,767)	(23,400)
Shares sold-Class C	258,346	776,488	64,808	138,675	80,894	121,302
Issued as reinvestment of distributions-Class C	17,923	1,724	4,475	354	1,787	738
Shares redeemed-Class C	(54,947)	(25,673)	(12,653)	(6,280)	(37,862)	(36,983)
Shares sold-Class I	19,208,150	40,365,113	12,896,996	17,876,565	23,422,417	32,045,303
Issued as reinvestment of distributions-Class I	1,014,599	409,847	1,320,160	651,171	1,050,653	1,519,348
Shares redeemed-Class I	(19,676,969)	(7,560,762)	(9,783,223)	(6,638,783)	(15,926,977)	(39,913,138)
Shares sold-Class R-3	4,074	1,856	1,163	1,933	—	—
Issued as reinvestment of distributions-Class R-3	73	28	119	12	14	17
Shares redeemed-Class R-3	(3)	(1)	(330)	—	—	—
Shares sold-Class R-5	—	—	—	—	11,661	—
Issued as reinvestment of distributions-Class R-5	22	33	16	13	51	22
Shares redeemed-Class R-5	—	—	—	—	—	—
Shares sold-Class R-6	53,595	47,435	46,683	544	1,636,649	886,028
Issued as reinvestment of distributions-Class R-6	1,177	94	1,627	16	61,918	77,256
Shares redeemed-Class R-6	(12,446)	(7,263)	(9,725)	(2)	(30,921)	(396,764)
Shares sold-Class Y	1,503,567	4,639,029	1,943,578	2,581,012	5,552,633	1,121,051
Issued as reinvestment of distributions-Class Y	97,381	8,510	142,918	22,971	33,953	36,588
Shares redeemed-Class Y	(1,958,330)	(420,901)	(2,394,497)	(310,936)	(523,483)	(1,085,376)
Shares issued and redeemed	481,073	38,445,585	4,281,944	14,456,706	15,346,924	(5,583,878)

(†) The data for fiscal periods ending after October 31, 2020 is unaudited.

32	The accompanying notes are an integral part of the financial statements.

Financial Highlights

Fiscal period			From investment operations			Dividends & distributions					Ratios to average net asset (%)
		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	From return of capital	Total	Ending net asset value	With expenses waived/ recovered (a)	Without expenses waived/ recovered (a)	Net income (loss) (a)	Portfolio turnover rate (%) (b)	Total return (%) (b)(c)	Ending net assets (millions)
Beginning	Ending
Carillon ClariVest Capital Appreciation Fund
Class A*
11/01/20	04/30/21	$51.65	$(0.04)	$12.12	$12.08	$(0.05)	$(7.71)	$—	$(7.76)	$55.97	1.00	1.12	(0.16)	8	24.98	$201
11/01/19	10/31/20	43.14	0.04	9.19	9.23	(0.13)	(0.59)	—	(0.72)	51.65	1.00	1.15	0.08	31	21.63	170
11/01/18	10/31/19	42.91	0.14	3.75	3.89	(0.06)	(3.60)	—	(3.66)	43.14	1.00	1.14	0.34	49	11.23	170
11/01/17	10/31/18	43.14	0.07	2.40	2.47	—	(2.70)	—	(2.70)	42.91	1.02	1.12	0.15	45	5.83	177
11/01/16	10/31/17	35.05	0.02	10.24	10.26	(0.03)	(2.14)	—	(2.17)	43.14	1.20	1.20	0.07	33	30.84	164
11/01/15	10/31/16	40.32	0.08	(0.09)	(0.01)	(0.01)	(5.25)	—	(5.26)	35.05	1.23	1.23	0.22	35	0.30	145
Class C*
11/01/20	04/30/21	35.39	(0.16)	8.05	7.89	—	(7.71)	—	(7.71)	35.57	1.75	1.86	(0.90)	8	24.52	13
11/01/19	10/31/20	29.87	(0.21)	6.32	6.11	—	(0.59)	—	(0.59)	35.39	1.75	1.89	(0.66)	31	20.71	13
11/01/18	10/31/19	31.12	(0.11)	2.46	2.35	—	(3.60)	—	(3.60)	29.87	1.75	1.90	(0.39)	49	10.38	15
11/01/17	10/31/18	32.23	(0.17)	1.76	1.59	—	(2.70)	—	(2.70)	31.12	1.80	1.90	(0.53)	45	5.02	20
11/01/16	10/31/17	26.88	(0.20)	7.69	7.49	—	(2.14)	—	(2.14)	32.23	1.97	1.97	(0.70)	33	29.83	63
11/01/15	10/31/16	32.37	(0.15)	(0.09)	(0.24)	—	(5.25)	—	(5.25)	26.88	2.00	2.00	(0.55)	35	(0.45)	62
Class I*
11/01/20	04/30/21	54.56	0.04	12.85	12.89	(0.18)	(7.71)	—	(7.89)	59.56	0.70	0.88	0.14	8	25.17	341
11/01/19	10/31/20	45.52	0.19	9.70	9.89	(0.26)	(0.59)	—	(0.85)	54.56	0.70	0.89	0.39	31	22.00	276
11/01/18	10/31/19	45.09	0.26	3.97	4.23	(0.20)	(3.60)	—	(3.80)	45.52	0.70	0.90	0.61	49	11.54	314
11/01/17	10/31/18	45.13	0.21	2.51	2.72	(0.06)	(2.70)	—	(2.76)	45.09	0.72	0.88	0.46	45	6.15	203
11/01/16	10/31/17	36.55	0.16	10.68	10.84	(0.12)	(2.14)	—	(2.26)	45.13	0.88	0.88	0.39	33	31.26	119
11/01/15	10/31/16	41.83	0.19	(0.09)	0.10	(0.13)	(5.25)	—	(5.38)	36.55	0.92	0.92	0.52	35	0.61	124
Class R-3*
11/01/20	04/30/21	49.29	(0.11)	11.55	11.44	—	(7.71)	—	(7.71)	53.02	1.25	1.41	(0.42)	8	24.84	0
11/01/19	10/31/20	41.18	(0.06)	8.76	8.70	—	(0.59)	—	(0.59)	49.29	1.25	1.56	(0.14)	31	21.32	0
11/01/18	10/31/19	41.17	0.05	3.56	3.61	—	(3.60)	—	(3.60)	41.18	1.25	1.58	0.12	49	10.96	1
11/01/17	10/31/18	41.60	(0.04)	2.31	2.27	—	(2.70)	—	(2.70)	41.17	1.29	1.47	(0.11)	45	5.56	1
11/01/16	10/31/17	33.95	(0.10)	9.89	9.79	—	(2.14)	—	(2.14)	41.60	1.51	1.56	(0.28)	33	30.43	1
11/01/15	10/31/16	39.33	(0.04)	(0.09)	(0.13)	—	(5.25)	—	(5.25)	33.95	1.57	1.57	(0.12)	35	(0.04)	1
Class R-5*
11/01/20	04/30/21	54.38	0.04	12.81	12.85	(0.18)	(7.71)	—	(7.89)	59.34	0.70	0.86	0.15	8	25.17	5
11/01/19	10/31/20	45.37	0.19	9.67	9.86	(0.26)	(0.59)	—	(0.85)	54.38	0.70	0.90	0.38	31	22.00	5
11/01/18	10/31/19	44.97	0.27	3.94	4.21	(0.21)	(3.60)	—	(3.81)	45.37	0.70	0.90	0.64	49	11.53	7
11/01/17	10/31/18	44.97	0.18	2.53	2.71	(0.01)	(2.70)	—	(2.71)	44.97	0.72	0.86	0.38	45	6.14	7
11/01/16	10/31/17	36.44	0.17	10.63	10.80	(0.13)	(2.14)	—	(2.27)	44.97	0.89	0.89	0.45	33	31.26	3
11/01/15	10/31/16	41.70	0.20	(0.08)	0.12	(0.13)	(5.25)	—	(5.38)	36.44	0.90	0.90	0.55	35	0.64	7
Class R-6*
11/01/20	04/30/21	54.19	0.06	12.76	12.82	(0.23)	(7.71)	—	(7.94)	59.07	0.60	0.79	0.22	8	25.22	1
11/01/19	10/31/20	45.16	0.44	9.48	9.92	(0.30)	(0.59)	—	(0.89)	54.19	0.60	0.79	0.95	31	22.26	1
11/01/18	10/31/19	44.77	0.31	3.93	4.24	(0.25)	(3.60)	—	(3.85)	45.16	0.60	0.80	0.73	49	11.67	45
11/01/17	10/31/18	44.82	0.26	2.48	2.74	(0.09)	(2.70)	—	(2.79)	44.77	0.63	0.79	0.55	45	6.23	44
11/01/16	10/31/17	36.35	0.14	10.66	10.80	(0.19)	(2.14)	—	(2.33)	44.82	0.82	0.82	0.34	33	31.36	41
11/01/15	10/31/16	41.66	0.22	(0.09)	0.13	(0.19)	(5.25)	—	(5.44)	36.35	0.85	1.49	0.60	35	0.68	0
Class Y*
11/01/20	04/30/21	54.39	(0.05)	12.83	12.78	(0.07)	(7.71)	—	(7.78)	59.39	1.00	1.03	(0.16)	8	25.00	0
11/01/19	10/31/20	45.42	0.03	9.68	9.71	(0.15)	(0.59)	—	(0.74)	54.39	1.00	1.62	0.06	31	21.60	0
11/01/18	10/31/19	44.90	0.14	3.99	4.13	(0.01)	(3.60)	—	(3.61)	45.42	1.00	1.73	0.33	49	11.23	0
11/20/17	10/31/18	45.64	0.08	2.00	2.08	(0.12)	(2.70)	—	(2.82)	44.90	1.01	1.55	0.18	45	4.67	0

Carillon ClariVest International Stock Fund
Class A*
11/01/20	04/30/21	15.27	0.14	4.74	4.88	(0.14)	—	—	(0.14)	20.01	1.45	5.13	1.57	31	32.08	3
11/01/19	10/31/20	17.47	0.17	(1.99)	(1.82)	(0.38)	—	—	(0.38)	15.27	1.45	4.90	1.08	54	(10.73)	2
11/01/18	10/31/19	16.92	0.28	0.49	0.77	(0.22)	—	—	(0.22)	17.47	1.45	4.12	1.67	43	4.74	4
11/01/17	10/31/18	18.71	0.28	(1.86)	(1.58)	(0.21)	—	—	(0.21)	16.92	1.45	2.85	1.50	49	(8.56)	5
11/01/16	10/31/17	15.02	0.17	3.71	3.88	(0.19)	—	—	(0.19)	18.71	1.54	3.72	1.03	80	26.15	4
11/01/15	10/31/16	16.02	0.21	(1.14)	(0.93)	(0.07)	—	—	(0.07)	15.02	1.67	3.45	1.40	100	(5.84)	4

The accompanying notes are an integral part of the financial statements.	33

Financial Highlights

Fiscal period			From investment operations			Dividends & distributions					Ratios to average net asset (%)
		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	From return of capital	Total	Ending net asset value	With expenses waived/ recovered (a)	Without expenses waived/ recovered (a)	Net income (loss) (a)	Portfolio turnover rate (%) (b)	Total return (%) (b)(c)	Ending net assets (millions)
Beginning	Ending
Carillon ClariVest International Stock Fund (cont'd)
Class C*
11/01/20	04/30/21	$14.95	$0.07	$4.65	$4.72	$(0.01)	$ —	$—	$(0.01)	$19.66	2.20	5.87	0.80	31	31.60	$2
11/01/19	10/31/20	17.14	0.07	(1.99)	(1.92)	(0.27)	—	—	(0.27)	14.95	2.20	5.74	0.43	54	(11.44)	1
11/01/18	10/31/19	16.53	0.15	0.51	0.66	(0.05)	—	—	(0.05)	17.14	2.20	4.91	0.90	43	4.01	2
11/01/17	10/31/18	18.32	0.04	(1.73)	(1.69)	(0.10)	—	—	(0.10)	16.53	2.20	3.68	0.21	49	(9.28)	3
11/01/16	10/31/17	14.79	0.04	3.65	3.69	(0.16)	—	—	(0.16)	18.32	2.29	4.50	0.27	80	25.21	5
11/01/15	10/31/16	15.83	0.08	(1.12)	(1.04)	—	—	—	—	14.79	2.47	4.31	0.52	100	(6.57)	5
Class I*
11/01/20	04/30/21	15.26	0.17	4.74	4.91	(0.20)	—	—	(0.20)	19.97	1.15	4.87	1.84	31	32.30	4
11/01/19	10/31/20	17.46	0.23	(2.01)	(1.78)	(0.42)	—	—	(0.42)	15.26	1.15	4.63	1.44	54	(10.51)	3
11/01/18	10/31/19	16.92	0.31	0.51	0.82	(0.28)	—	—	(0.28)	17.46	1.15	3.82	1.88	43	5.07	5
11/01/17	10/31/18	18.70	0.30	(1.82)	(1.52)	(0.26)	—	—	(0.26)	16.92	1.15	2.59	1.60	49	(8.29)	9
11/01/16	10/31/17	15.11	0.23	3.71	3.94	(0.35)	—	—	(0.35)	18.70	1.15	3.28	1.40	80	26.63	8
11/01/15	10/31/16	16.08	0.30	(1.15)	(0.85)	(0.12)	—	—	(0.12)	15.11	1.15	3.12	2.03	100	(5.31)	6
Class R-3*
11/01/20	04/30/21	15.07	0.06	4.71	4.77	(0.11)	—	—	(0.11)	19.73	1.70	5.41	0.72	31	31.76	0
11/01/19	10/31/20	17.27	0.15	(2.00)	(1.85)	(0.35)	—	—	(0.35)	15.07	1.70	5.26	0.96	54	(11.01)	1
11/01/18	10/31/19	16.74	0.24	0.49	0.73	(0.20)	—	—	(0.20)	17.27	1.70	4.49	1.44	43	4.54	1
11/01/17	10/31/18	18.53	0.19	(1.80)	(1.61)	(0.18)	—	—	(0.18)	16.74	1.70	3.17	1.01	49	(8.80)	1
11/01/16	10/31/17	15.04	0.15	3.67	3.82	(0.33)	—	—	(0.33)	18.53	1.71	3.98	0.89	80	25.91	1
11/01/15	10/31/16	15.99	0.12	(1.05)	(0.93)	(0.02)	—	—	(0.02)	15.04	1.75	3.86	0.77	100	(5.84)	1
Class R-5*
11/01/20	04/30/21	15.28	0.17	4.73	4.90	(0.20)	—	—	(0.20)	19.98	1.15	4.81	1.89	31	32.20	0
11/01/19	10/31/20	17.48	0.24	(2.02)	(1.78)	(0.42)	—	—	(0.42)	15.28	1.15	6.63	1.49	54	(10.48)	0
11/01/18	10/31/19	16.94	0.33	0.49	0.82	(0.28)	—	—	(0.28)	17.48	1.15	6.06	1.99	43	5.06	0
11/01/17	10/31/18	18.69	0.29	(1.81)	(1.52)	(0.23)	—	—	(0.23)	16.94	1.15	4.65	1.56	49	(8.26)	0
11/01/16	10/31/17	15.11	0.08	3.85	3.93	(0.35)	—	—	(0.35)	18.69	1.15	3.69	0.49	80	26.56	0
11/01/15	10/31/16	16.09	0.27	(1.13)	(0.86)	(0.12)	—	—	(0.12)	15.11	1.15	3.22	1.79	100	(5.36)	0
Class R-6*
11/01/20	04/30/21	15.31	0.18	4.74	4.92	(0.21)	—	—	(0.21)	20.02	1.05	4.80	1.99	31	32.32	0
11/01/19	10/31/20	17.51	0.25	(2.01)	(1.76)	(0.44)	—	—	(0.44)	15.31	1.05	4.66	1.59	54	(10.39)	0
11/01/18	10/31/19	16.97	0.34	0.49	0.83	(0.29)	—	—	(0.29)	17.51	1.05	3.90	2.02	43	5.16	0
11/01/17	10/31/18	18.75	0.29	(1.80)	(1.51)	(0.27)	—	—	(0.27)	16.97	1.05	2.81	1.55	49	(8.21)	0
11/01/16	10/31/17	15.14	0.26	3.71	3.97	(0.36)	—	—	(0.36)	18.75	1.05	3.78	1.55	80	26.82	0
11/01/15	10/31/16	16.11	0.27	(1.11)	(0.84)	(0.13)	—	—	(0.13)	15.14	1.05	3.73	1.80	100	(5.26)	0
Class Y*
11/01/20	04/30/21	15.21	0.15	4.70	4.85	(0.16)	—	—	(0.16)	19.90	1.45	5.06	1.61	31	31.99	0
11/01/19	10/31/20	17.34	0.19	(2.01)	(1.82)	(0.31)	—	—	(0.31)	15.21	1.45	5.72	1.19	54	(10.73)	0
11/01/18	10/31/19	16.86	0.35	0.40	0.75	(0.27)	—	—	(0.27)	17.34	1.45	4.35	2.10	43	4.70	0
11/20/17	10/31/18	18.54	0.21	(1.62)	(1.41)	(0.27)	—	—	(0.27)	16.86	1.45	3.59	1.20	49	(7.77)	0

Carillon Eagle Growth & Income Fund
Class A*
11/01/20	04/30/21	20.22	0.18	4.73	4.91	(0.17)	(0.73)	—	(0.90)	24.23	0.97	0.97	1.62	19	24.78	212
11/01/19	10/31/20	21.70	0.37	(0.82)	(0.45)	(0.37)	(0.66)	—	(1.03)	20.22	0.97	0.97	1.81	41	(2.09)	165
11/01/18	10/31/19	21.44	0.41	1.74	2.15	(0.39)	(1.50)	—	(1.89)	21.70	0.97	0.97	1.98	25	11.47	171
11/01/17	10/31/18	20.39	0.40	1.57	1.97	(0.42)	(0.50)	—	(0.92)	21.44	0.98	0.98	1.91	10	9.76	147
11/01/16	10/31/17	18.39	0.34	2.93	3.27	(0.33)	(0.94)	—	(1.27)	20.39	1.03	1.03	1.74	10	18.56	147
11/01/15	10/31/16	17.52	0.34	0.85	1.19	(0.32)	—	—	(0.32)	18.39	1.06	1.06	1.91	15	6.87	152
Class C*
11/01/20	04/30/21	19.24	0.09	4.50	4.59	(0.09)	(0.73)	—	(0.82)	23.01	1.71	1.71	0.89	19	24.34	82
11/01/19	10/31/20	20.68	0.21	(0.77)	(0.56)	(0.22)	(0.66)	—	(0.88)	19.24	1.73	1.73	1.08	41	(2.82)	79
11/01/18	10/31/19	20.52	0.24	1.66	1.90	(0.24)	(1.50)	—	(1.74)	20.68	1.72	1.72	1.23	25	10.66	133
11/01/17	10/31/18	19.54	0.24	1.49	1.73	(0.25)	(0.50)	—	(0.75)	20.52	1.73	1.73	1.16	10	8.94	130
11/01/16	10/31/17	17.68	0.18	2.81	2.99	(0.19)	(0.94)	—	(1.13)	19.54	1.79	1.79	0.98	10	17.62	169
11/01/15	10/31/16	16.86	0.20	0.82	1.02	(0.20)	—	—	(0.20)	17.68	1.82	1.82	1.14	15	6.07	185

34	The accompanying notes are an integral part of the financial statements.

Financial Highlights

Fiscal period			From investment operations			Dividends & distributions					Ratios to average net asset (%)
		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	From return of capital	Total	Ending net asset value	With expenses waived/ recovered (a)	Without expenses waived/ recovered (a)	Net income (loss) (a)	Portfolio turnover rate (%) (b)	Total return (%) (b)(c)	Ending net assets (millions)
Beginning	Ending

Carillon Eagle Growth & Income Fund (cont'd)
Class I*
11/01/20	04/30/21	$20.16	$0.21	$4.73	$4.94	$(0.21)	$ (0.73)	$—	$(0.94)	$24.16	0.68	0.68	1.90	19	24.98	$614
11/01/19	10/31/20	21.64	0.42	(0.81)	(0.39)	(0.43)	(0.66)	—	(1.09)	20.16	0.70	0.70	2.07	41	(1.82)	487
11/01/18	10/31/19	21.39	0.46	1.74	2.20	(0.45)	(1.50)	—	(1.95)	21.64	0.70	0.70	2.21	25	11.76	492
11/01/17	10/31/18	20.34	0.46	1.56	2.02	(0.47)	(0.50)	—	(0.97)	21.39	0.72	0.72	2.16	10	10.06	272
11/01/16	10/31/17	18.35	0.39	2.93	3.32	(0.39)	(0.94)	—	(1.33)	20.34	0.75	0.75	2.00	10	18.90	246
11/01/15	10/31/16	17.48	0.39	0.85	1.24	(0.37)	—	—	(0.37)	18.35	0.79	0.79	2.17	15	7.18	179
Class R-3*
11/01/20	04/30/21	20.13	0.15	4.71	4.86	(0.14)	(0.73)	—	(0.87)	24.12	1.26	1.26	1.31	19	24.62	1
11/01/19	10/31/20	21.61	0.31	(0.82)	(0.51)	(0.31)	(0.66)	—	(0.97)	20.13	1.27	1.27	1.53	41	(2.41)	1
11/01/18	10/31/19	21.35	0.34	1.74	2.08	(0.32)	(1.50)	—	(1.82)	21.61	1.30	1.30	1.66	25	11.12	2
11/01/17	10/31/18	20.30	0.33	1.56	1.89	(0.34)	(0.50)	—	(0.84)	21.35	1.31	1.31	1.59	10	9.40	2
11/01/16	10/31/17	18.32	0.28	2.91	3.19	(0.27)	(0.94)	—	(1.21)	20.30	1.34	1.34	1.44	10	18.15	2
11/01/15	10/31/16	17.44	0.28	0.87	1.15	(0.27)	—	—	(0.27)	18.32	1.37	1.37	1.60	15	6.61	3
Class R-5*
11/01/20	04/30/21	20.18	0.21	4.72	4.93	(0.20)	(0.73)	—	(0.93)	24.18	0.71	0.71	1.88	19	24.93	7
11/01/19	10/31/20	21.66	0.41	(0.80)	(0.39)	(0.43)	(0.66)	—	(1.09)	20.18	0.72	0.72	2.05	41	(1.82)	7
11/01/18	10/31/19	21.41	0.47	1.73	2.20	(0.45)	(1.50)	—	(1.95)	21.66	0.72	0.72	2.23	25	11.73	4
11/01/17	10/31/18	20.36	0.45	1.56	2.01	(0.46)	(0.50)	—	(0.96)	21.41	0.78	0.78	2.10	10	9.99	0
11/01/16	10/31/17	18.38	0.38	2.93	3.31	(0.39)	(0.94)	—	(1.33)	20.36	0.76	0.76	1.97	10	18.82	0
11/01/15	10/31/16	17.50	0.39	0.87	1.26	(0.38)	—	—	(0.38)	18.38	0.75	0.75	2.21	15	7.27	0
Class R-6*
11/01/20	04/30/21	20.13	0.22	4.71	4.93	(0.21)	(0.73)	—	(0.94)	24.12	0.61	0.61	1.91	19	25.01	6
11/01/19	10/31/20	21.59	0.54	(0.98)	(0.44)	(0.36)	(0.66)	—	(1.02)	20.13	0.62	0.62	2.58	41	(2.03)	2
11/01/18	10/31/19	21.34	0.48	1.73	2.21	(0.46)	(1.50)	—	(1.96)	21.59	0.63	0.63	2.31	25	11.87	49
11/01/17	10/31/18	20.30	0.47	1.56	2.03	(0.49)	(0.50)	—	(0.99)	21.34	0.64	0.64	2.24	10	10.12	42
11/01/16	10/31/17	18.32	0.40	2.93	3.33	(0.41)	(0.94)	—	(1.35)	20.30	0.65	0.65	2.10	10	18.98	40
11/01/15	10/31/16	17.46	0.39	0.87	1.26	(0.40)	—	—	(0.40)	18.32	0.67	0.67	2.18	15	7.30	34
Class Y*
11/01/20	04/30/21	20.13	0.18	4.70	4.88	(0.18)	(0.73)	—	(0.91)	24.10	0.95	0.95	1.55	19	24.74	0
11/01/19	10/31/20	21.60	0.34	(0.80)	(0.46)	(0.35)	(0.66)	—	(1.01)	20.13	1.08	1.08	1.68	41	(2.18)	0
11/01/18	10/31/19	21.35	0.38	1.74	2.12	(0.37)	(1.50)	—	(1.87)	21.60	1.10	1.07	1.82	25	11.35	0
11/20/17	10/31/18	20.48	0.28	1.49	1.77	(0.40)	(0.50)	—	(0.90)	21.35	1.25	1.43	1.35	10	8.74	0

Carillon Eagle Mid Cap Growth Fund
Class A*
11/01/20	04/30/21	77.60	(0.28)	18.74	18.46	—	(2.04)	—	(2.04)	94.02	1.03	1.03	(0.63)	14	23.89	948
11/01/19	10/31/20	63.14	(0.37)	16.27	15.90	—	(1.44)	—	(1.44)	77.60	1.04	1.04	(0.54)	27	25.62	786
11/01/18	10/31/19	56.19	(0.26)	8.71	8.45	—	(1.50)	—	(1.50)	63.14	1.05	1.05	(0.44)	32	15.81	719
11/01/17	10/31/18	56.41	(0.28)	3.06	2.78	—	(3.00)	—	(3.00)	56.19	1.05	1.05	(0.46)	44	4.75	688
11/01/16	10/31/17	42.29	(0.26)	14.38	14.12	—	—	—	—	56.41	1.12	1.12	(0.53)	44	33.39	459
11/01/15	10/31/16	43.39	(0.17)	(0.23)	(0.40)	—	(0.70)	—	(0.70)	42.29	1.17	1.17	(0.40)	34	(0.87)	320
Class C*
11/01/20	04/30/21	59.92	(0.45)	14.43	13.98	—	(2.04)	—	(2.04)	71.86	1.72	1.72	(1.31)	14	23.45	137
11/01/19	10/31/20	49.40	(0.65)	12.61	11.96	—	(1.44)	—	(1.44)	59.92	1.74	1.74	(1.24)	27	24.75	134
11/01/18	10/31/19	44.61	(0.52)	6.81	6.29	—	(1.50)	—	(1.50)	49.40	1.74	1.74	(1.12)	32	15.05	136
11/01/17	10/31/18	45.67	(0.55)	2.49	1.94	—	(3.00)	—	(3.00)	44.61	1.74	1.74	(1.14)	44	4.00	147
11/01/16	10/31/17	34.48	(0.50)	11.69	11.19	—	—	—	—	45.67	1.84	1.84	(1.24)	44	32.45	146
11/01/15	10/31/16	35.76	(0.38)	(0.20)	(0.58)	—	(0.70)	—	(0.70)	34.48	1.88	1.88	(1.11)	34	(1.58)	112
Class I*
11/01/20	04/30/21	82.78	(0.15)	19.99	19.84	—	(2.04)	—	(2.04)	100.58	0.72	0.72	(0.32)	14	24.06	1,869
11/01/19	10/31/20	67.06	(0.17)	17.33	17.16	—	(1.44)	—	(1.44)	82.78	0.72	0.72	(0.23)	27	26.01	1,547
11/01/18	10/31/19	59.38	(0.08)	9.26	9.18	—	(1.50)	—	(1.50)	67.06	0.74	0.74	(0.12)	32	16.20	1,319
11/01/17	10/31/18	59.29	(0.10)	3.19	3.09	—	(3.00)	—	(3.00)	59.38	0.75	0.75	(0.16)	44	5.05	1,134
11/01/16	10/31/17	44.30	(0.11)	15.10	14.99	— (d)	—	—	— (d)	59.29	0.78	0.78	(0.21)	44	33.84	763
11/01/15	10/31/16	45.26	(0.02)	(0.24)	(0.26)	—	(0.70)	—	(0.70)	44.30	0.82	0.82	(0.06)	34	(0.52)	421

The accompanying notes are an integral part of the financial statements.	35

Financial Highlights

Fiscal period			From investment operations			Dividends & distributions						Ratios to average net asset (%)
		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income		From realized gains	From return of capital	Total	Ending net asset value	With expenses waived/ recovered (a)	Without expenses waived/ recovered (a)	Net income (loss) (a)	Portfolio turnover rate (%) (b)	Total return (%) (b)(c)	Ending net assets (millions)
Beginning	Ending

Carillon Eagle Mid Cap Growth Fund (cont'd)
Class R-3*
11/01/20	04/30/21	$74.62	$(0.37)	$18.00	$17.63	$—		$ (2.04)	$—	$(2.04)	$90.21	1.27	1.27	(0.87)	14	23.73	$52
11/01/19	10/31/20	60.92	(0.53)	15.67	15.14	—		(1.44)	—	(1.44)	74.62	1.31	1.31	(0.81)	27	25.30	44
11/01/18	10/31/19	54.42	(0.42)	8.42	8.00	—		(1.50)	—	(1.50)	60.92	1.34	1.34	(0.73)	32	15.49	45
11/01/17	10/31/18	54.88	(0.42)	2.96	2.54	—		(3.00)	—	(3.00)	54.42	1.32	1.32	(0.72)	44	4.43	35
11/01/16	10/31/17	41.25	(0.39)	14.02	13.63	—		—	—	—	54.88	1.38	1.38	(0.80)	44	33.04	32
11/01/15	10/31/16	42.46	(0.28)	(0.23)	(0.51)	—		(0.70)	—	(0.70)	41.25	1.46	1.46	(0.69)	34	(1.16)	21
Class R-5*
11/01/20	04/30/21	82.53	(0.16)	19.94	19.78	—		(2.04)	—	(2.04)	100.27	0.73	0.73	(0.33)	14	24.07	1,004
11/01/19	10/31/20	66.87	(0.17)	17.27	17.10	—		(1.44)	—	(1.44)	82.53	0.73	0.73	(0.24)	27	25.99	809
11/01/18	10/31/19	59.22	(0.09)	9.24	9.15	—		(1.50)	—	(1.50)	66.87	0.75	0.75	(0.14)	32	16.19	758
11/01/17	10/31/18	59.14	(0.11)	3.19	3.08	—		(3.00)	—	(3.00)	59.22	0.75	0.75	(0.18)	44	5.04	648
11/01/16	10/31/17	44.19	(0.11)	15.06	14.95	—	(d)	—	—	— (d)	59.14	0.79	0.79	(0.22)	44	33.84	284
11/01/15	10/31/16	45.15	(0.03)	(0.23)	(0.26)	—		(0.70)	—	(0.70)	44.19	0.83	0.83	(0.06)	34	(0.52)	153
Class R-6*
11/01/20	04/30/21	83.51	(0.12)	20.17	20.05	—		(2.04)	—	(2.04)	101.52	0.64	0.64	(0.24)	14	24.11	4,181
11/01/19	10/31/20	67.58	(0.11)	17.48	17.37	—		(1.44)	—	(1.44)	83.51	0.64	0.64	(0.15)	27	26.12	3,295
11/01/18	10/31/19	59.78	(0.03)	9.33	9.30	—		(1.50)	—	(1.50)	67.58	0.65	0.65	(0.04)	32	16.30	2,695
11/01/17	10/31/18	59.62	(0.06)	3.22	3.16	—		(3.00)	—	(3.00)	59.78	0.66	0.66	(0.09)	44	5.14	1,636
11/01/16	10/31/17	44.51	(0.07)	15.19	15.12	(0.01)		—	—	(0.01)	59.62	0.69	0.69	(0.12)	44	33.97	692
11/01/15	10/31/16	45.43	0.02	(0.24)	(0.22)	—		(0.70)	—	(0.70)	44.51	0.72	0.72	0.04	34	(0.43)	346
Class Y*
11/01/20	04/30/21	81.94	(0.30)	19.78	19.48	—		(2.04)	—	(2.04)	99.38	1.03	1.03	(0.64)	14	23.87	4
11/01/19	10/31/20	66.60	(0.39)	17.17	16.78	—		(1.44)	—	(1.44)	81.94	1.05	1.05	(0.55)	27	25.61	4
11/01/18	10/31/19	59.14	(0.29)	9.25	8.96	—		(1.50)	—	(1.50)	66.60	1.01	1.01	(0.44)	32	15.89	4
11/20/17	10/31/18	60.71	(0.44)	1.87	1.43	—		(3.00)	—	(3.00)	59.14	1.13	1.13	(0.72)	44	2.18	0

Carillon Eagle Small Cap Growth Fund
Class A*
11/01/20	04/30/21	54.04	(0.22)	16.98	16.76	—		(10.57)	—	(10.57)	60.23	1.06	1.06	(0.74)	19	32.15	417
11/01/19	10/31/20	48.23	(0.37)	9.45	9.08	—		(3.27)	—	(3.27)	54.04	1.08	1.08	(0.77)	21	19.50	336
11/01/18	10/31/19	59.15	(0.32)	0.39	0.07	—		(10.99)	—	(10.99)	48.23	1.08	1.08	(0.65)	26	3.64	394
11/01/17	10/31/18	62.31	(0.40)	2.07	1.67	—		(4.83)	—	(4.83)	59.15	1.05	1.05	(0.63)	35	2.61	544
11/01/16	10/31/17	50.48	(0.27)	13.72	13.45	—		(1.62)	—	(1.62)	62.31	1.13	1.13	(0.47)	40	27.22	640
11/01/15	10/31/16	52.98	(0.33)	1.29	0.96	—		(3.46)	—	(3.46)	50.48	1.15	1.15	(0.66)	32	2.07	848
Class C*
11/01/20	04/30/21	34.32	(0.24)	10.53	10.29	—		(10.57)	—	(10.57)	34.04	1.76	1.76	(1.40)	19	31.68	42
11/01/19	10/31/20	31.93	(0.45)	6.11	5.66	—		(3.27)	—	(3.27)	34.32	1.77	1.77	(1.45)	21	18.67	48
11/01/18	10/31/19	43.65	(0.44)	(0.29)	(0.73)	—		(10.99)	—	(10.99)	31.93	1.76	1.76	(1.32)	26	2.92	68
11/01/17	10/31/18	47.51	(0.62)	1.59	0.97	—		(4.83)	—	(4.83)	43.65	1.75	1.75	(1.31)	35	1.89	111
11/01/16	10/31/17	39.10	(0.51)	10.54	10.03	—		(1.62)	—	(1.62)	47.51	1.82	1.82	(1.17)	40	26.37	169
11/01/15	10/31/16	42.10	(0.52)	0.98	0.46	—		(3.46)	—	(3.46)	39.10	1.85	1.85	(1.36)	32	1.37	166
Class I*
11/01/20	04/30/21	58.29	(0.14)	18.37	18.23	—		(10.57)	—	(10.57)	65.95	0.76	0.76	(0.44)	19	32.35	944
11/01/19	10/31/20	51.64	(0.24)	10.16	9.92	—		(3.27)	—	(3.27)	58.29	0.78	0.78	(0.46)	21	19.86	803
11/01/18	10/31/19	62.28	(0.17)	0.52	0.35	—		(10.99)	—	(10.99)	51.64	0.76	0.76	(0.33)	26	3.96	1,040
11/01/17	10/31/18	65.18	(0.22)	2.15	1.93	—		(4.83)	—	(4.83)	62.28	0.75	0.75	(0.33)	35	2.91	1,369
11/01/16	10/31/17	52.55	(0.08)	14.33	14.25	—		(1.62)	—	(1.62)	65.18	0.78	0.78	(0.13)	40	27.68	1,691
11/01/15	10/31/16	54.84	(0.16)	1.33	1.17	—		(3.46)	—	(3.46)	52.55	0.81	0.81	(0.32)	32	2.40	1,374
Class R-3*
11/01/20	04/30/21	51.28	(0.27)	16.07	15.80	—		(10.57)	—	(10.57)	56.51	1.29	1.29	(0.97)	19	31.99	68
11/01/19	10/31/20	46.02	(0.46)	8.99	8.53	—		(3.27)	—	(3.27)	51.28	1.31	1.31	(1.00)	21	19.22	58
11/01/18	10/31/19	57.14	(0.43)	0.30	(0.13)	—		(10.99)	—	(10.99)	46.02	1.34	1.34	(0.90)	26	3.37	66
11/01/17	10/31/18	60.51	(0.55)	2.01	1.46	—		(4.83)	—	(4.83)	57.14	1.32	1.32	(0.90)	35	2.32	85
11/01/16	10/31/17	49.18	(0.40)	13.35	12.95	—		(1.62)	—	(1.62)	60.51	1.38	1.38	(0.73)	40	26.92	98
11/01/15	10/31/16	51.82	(0.43)	1.25	0.82	—		(3.46)	—	(3.46)	49.18	1.39	1.39	(0.90)	32	1.83	94

36	The accompanying notes are an integral part of the financial statements.

Financial Highlights

Fiscal period			From investment operations			Dividends & distributions					Ratios to average net asset (%)
		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	From return of capital	Total	Ending net asset value	With expenses waived/ recovered (a)	Without expenses waived/ recovered (a)	Net income (loss) (a)	Portfolio turnover rate (%) (b)	Total return (%) (b)(c)	Ending net assets (millions)
Beginning	Ending
Carillon Eagle Small Cap Growth Fund (cont'd)
Class R-5*
11/01/20	04/30/21	$58.64	$(0.12)	$18.46	$18.34	$—	$ (10.57)	$—	$(10.57)	$66.41	0.76	0.76	(0.35)	19	32.34	$136
11/01/19	10/31/20	51.92	(0.23)	10.22	9.99	—	(3.27)	—	(3.27)	58.64	0.76	0.76	(0.43)	21	19.88	205
11/01/18	10/31/19	62.56	(0.18)	0.53	0.35	—	(10.99)	—	(10.99)	51.92	0.77	0.77	(0.34)	26	3.94	362
11/01/17	10/31/18	65.45	(0.22)	2.16	1.94	—	(4.83)	—	(4.83)	62.56	0.75	0.75	(0.33)	35	2.92	441
11/01/16	10/31/17	52.75	(0.07)	14.39	14.32	—	(1.62)	—	(1.62)	65.45	0.77	0.77	(0.11)	40	27.71	469
11/01/15	10/31/16	55.02	(0.15)	1.34	1.19	—	(3.46)	—	(3.46)	52.75	0.78	0.78	(0.30)	32	2.43	444
Class R-6*
11/01/20	04/30/21	59.47	(0.11)	18.75	18.64	—	(10.57)	—	(10.57)	67.54	0.66	0.66	(0.33)	19	32.40	1,535
11/01/19	10/31/20	52.56	(0.18)	10.36	10.18	—	(3.27)	—	(3.27)	59.47	0.66	0.66	(0.34)	21	20.01	1,427
11/01/18	10/31/19	63.11	(0.12)	0.56	0.44	—	(10.99)	—	(10.99)	52.56	0.65	0.65	(0.23)	26	4.07	2,186
11/01/17	10/31/18	65.92	(0.16)	2.18	2.02	—	(4.83)	—	(4.83)	63.11	0.65	0.65	(0.24)	35	3.02	2,141
11/01/16	10/31/17	53.06	(0.04)	14.52	14.48	—	(1.62)	—	(1.62)	65.92	0.66	0.66	(0.06)	40	27.86	2,005
11/01/15	10/31/16	55.27	(0.10)	1.35	1.25	—	(3.46)	—	(3.46)	53.06	0.67	0.67	(0.19)	32	2.53	1,139
Class Y*
11/01/20	04/30/21	57.44	(0.30)	18.08	17.78	—	(10.57)	—	(10.57)	64.65	1.25	0.91	(0.94)	19	32.01	0
11/01/19	10/31/20	51.16	(0.51)	10.06	9.55	—	(3.27)	—	(3.27)	57.44	1.25	1.52	(0.97)	21	19.29	0
11/01/18	10/31/19	62.03	(0.33)	0.45	0.12	—	(10.99)	—	(10.99)	51.16	1.17	1.37	(0.61)	26	3.53	0
11/20/17	10/31/18	65.89	(0.50)	1.47	0.97	—	(4.83)	—	(4.83)	62.03	1.12	1.12	(0.77)	35	1.40	0

Carillon Scout International Fund
Class A*
11/01/20	04/30/21	15.42	0.30	5.18	5.48	(0.32)	(1.28)	—	(1.60)	19.30	1.38	1.36	3.27 +	2	36.48 ~	1
11/01/19	10/31/20	18.93	0.21	(2.28)	(2.07)	(0.39)	(1.05)	—	(1.44)	15.42	1.45	1.46	1.28	21	(12.26)	1
11/01/18	10/31/19	19.02	0.35	1.50	1.85	(0.66)	(1.28)	—	(1.94)	18.93	1.44	1.51	1.97	20	11.82	1
11/20/17	10/31/18	25.05	0.21	(2.26)	(2.05)	(0.22)	(3.76)	—	(3.98)	19.02	1.31	1.31	1.05	13	(9.90)	0
Class C*
11/01/20	04/30/21	15.30	0.25	5.11	5.36	(0.30)	(1.28)	—	(1.58)	19.08	2.13	2.07	2.79 +	2	35.93 ~	0
11/01/19	10/31/20	18.83	0.10	(2.29)	(2.19)	(0.29)	(1.05)	—	(1.34)	15.30	2.20	2.25	0.58	21	(12.90)	0
11/01/18	10/31/19	18.89	0.20	1.52	1.72	(0.50)	(1.28)	—	(1.78)	18.83	2.19	2.21	1.15	20	10.99	0
11/20/17	10/31/18	25.05	0.18	(2.38)	(2.20)	(0.20)	(3.76)	—	(3.96)	18.89	2.20	2.23	0.87	13	(10.59)	0
Class I*
11/01/20	04/30/21	15.53	0.32	5.23	5.55	(0.33)	(1.28)	—	(1.61)	19.47	1.07	1.09	3.45 +	2	36.69 ~	513
11/01/19	10/31/20	19.06	0.27	(2.31)	(2.04)	(0.44)	(1.05)	—	(1.49)	15.53	1.14	1.14	1.60	21	(12.03)	451
11/01/18	10/31/19	19.07	0.37	1.56	1.93	(0.66)	(1.28)	—	(1.94)	19.06	1.10	1.10	2.05	20	12.24	711
11/01/17	10/31/18	25.18	0.38	(2.51)	(2.13)	(0.22)	(3.76)	—	(3.98)	19.07	1.06	1.06	1.73	13	(10.12)	821
07/01/17	10/31/17	23.21	0.07	1.90	1.97	—	—	—	—	25.18	1.08	1.08	0.81	7	8.49	1,161
07/01/16	06/30/17	23.10	0.37	3.50	3.87	(0.42)	(3.34)	—	(3.76)	23.21	1.06	1.06	1.61	20	18.80	1,186
07/01/15	06/30/16	33.69	0.56	(3.41)	(2.85)	(0.59)	(7.15)	—	(7.74)	23.10	1.05	1.05	1.38	23	(7.89)	1,484
Class R-3*
11/01/20	04/30/21	15.47	0.28	5.20	5.48	(0.32)	(1.28)	—	(1.60)	19.35	1.63	1.47	3.06 +	2	36.30 ~	0
11/01/19	10/31/20	18.99	0.17	(2.30)	(2.13)	(0.34)	(1.05)	—	(1.39)	15.47	1.70	2.21	1.03	21	(12.51)	0
11/01/18	10/31/19	18.97	0.26	1.56	1.82	(0.52)	(1.28)	—	(1.80)	18.99	1.70	2.18	1.48	20	11.53	0
11/20/17	10/31/18	25.05	0.23	(2.33)	(2.10)	(0.22)	(3.76)	—	(3.98)	18.97	1.70	2.16	1.14	13	(10.16)	0
Class R-5*
11/01/20	04/30/21	15.53	0.33	5.22	5.55	(0.33)	(1.28)	—	(1.61)	19.47	1.08	0.96	3.62 +	2	36.68 ~	0
11/01/19	10/31/20	19.05	0.26	(2.29)	(2.03)	(0.44)	(1.05)	—	(1.49)	15.53	1.15	1.69	1.58	21	(12.01)	0
11/01/18	10/31/19	19.06	0.36	1.55	1.91	(0.64)	(1.28)	—	(1.92)	19.05	1.15	1.68	2.03	20	12.10	0
11/20/17	10/31/18	25.05	0.34	(2.34)	(2.00)	(0.23)	(3.76)	—	(3.99)	19.06	1.15	1.66	1.69	13	(9.68)	0
Class R-6*
11/01/20	04/30/21	15.52	0.34	5.22	5.56	(0.34)	(1.28)	—	(1.62)	19.46	0.97	1.00	3.73 +	2	36.74 ~	4
11/01/19	10/31/20	19.04	0.28	(2.29)	(2.01)	(0.46)	(1.05)	—	(1.51)	15.52	1.04	1.04	1.73	21	(11.89)	3
11/01/18	10/31/19	19.08	0.39	1.54	1.93	(0.69)	(1.28)	—	(1.97)	19.04	1.02	1.02	2.20	20	12.27	3
11/20/17	10/31/18	25.05	0.32	(2.30)	(1.98)	(0.23)	(3.76)	—	(3.99)	19.08	0.99	0.99	1.60	13	(9.59)	3

The accompanying notes are an integral part of the financial statements.	37

Financial Highlights

Fiscal period			From investment operations			Dividends & distributions					Ratios to average net asset (%)
		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	From return of capital	Total	Ending net asset value	With expenses waived/ recovered (a)	Without expenses waived/ recovered (a)	Net income (loss) (a)	Portfolio turnover rate (%) (b)	Total return (%) (b)(c)	Ending net assets (millions)
Beginning	Ending

Carillon Scout International Fund (cont'd)
Class Y*
11/01/20	04/30/21	$ 15.49	$ 0.31	$ 5.19	$ 5.50	$ (0.32)	$ (1.28)	$ —	$ (1.60)	$ 19.39	1.38	1.23	3.37 +	2	36.44 ~	$ 0
11/01/19	10/31/20	19.01	0.21	(2.29)	(2.08)	(0.39)	(1.05)	—	(1.44)	15.49	1.45	2.19	1.28	21	(12.27)	0
11/01/18	10/31/19	19.01	0.31	1.55	1.86	(0.58)	(1.28)	—	(1.86)	19.01	1.45	2.19	1.73	20	11.79	0
11/20/17	10/31/18	25.05	0.28	(2.34)	(2.06)	(0.22)	(3.76)	—	(3.98)	19.01	1.45	2.16	1.39	13	(9.94)	0

Carillon Scout Mid Cap Fund
Class A*
11/01/20	04/30/21	19.92	(0.02)	7.07	7.05	—	(0.52)	—	(0.52)	26.45	1.20	1.20	(0.16)	56	35.75	27
11/01/19	10/31/20	18.38	0.02	1.63	1.65	(0.10)	(0.01)	—	(0.11)	19.92	1.22	1.22	0.12	109	9.01	19
11/01/18	10/31/19	18.37	0.09	1.20	1.29	(0.09)	(1.19)	—	(1.28)	18.38	1.20	1.20	0.50	170	8.31	21
11/20/17	10/31/18	20.18	0.05	(0.30)	(0.25)	(0.02)	(1.54)	—	(1.56)	18.37	1.19	1.19	0.28	106	(1.51)	7
Class C*
11/01/20	04/30/21	19.65	(0.11)	6.96	6.85	—	(0.52)	—	(0.52)	25.98	1.96	1.96	(0.92)	56	35.21	27
11/01/19	10/31/20	18.17	(0.12)	1.61	1.49	—	(0.01)	—	(0.01)	19.65	2.00	2.00	(0.65)	109	8.23	19
11/01/18	10/31/19	18.26	(0.05)	1.18	1.13	(0.03)	(1.19)	—	(1.22)	18.17	1.99	1.99	(0.28)	170	7.34	20
11/20/17	10/31/18	20.18	(0.09)	(0.28)	(0.37)	(0.01)	(1.54)	—	(1.55)	18.26	1.94	1.94	(0.47)	106	(2.16)	9
Class I*
11/01/20	04/30/21	20.03	0.01	7.11	7.12	(0.05)	(0.52)	—	(0.57)	26.58	0.95	0.95	0.08	56	35.92	4,387
11/01/19	10/31/20	18.46	0.07	1.64	1.71	(0.13)	(0.01)	—	(0.14)	20.03	0.97	0.97	0.37	109	9.31	2,581
11/01/18	10/31/19	18.41	0.13	1.20	1.33	(0.09)	(1.19)	—	(1.28)	18.46	0.98	0.98	0.75	170	8.48	2,685
11/01/17	10/31/18	19.77	0.08	0.12	0.20	(0.02)	(1.54)	—	(1.56)	18.41	0.97	0.97	0.40	106	0.74	2,420
07/01/17	10/31/17	18.11	— (d)	1.66	1.66	—	—	—	—	19.77	1.01	1.01	0.03	20	9.17	1,675
07/01/16	06/30/17	15.06	0.07	3.35	3.42	(0.07)	(0.30)	—	(0.37)	18.11	1.03	1.03	0.43	87	22.93	1,437
07/01/15	06/30/16	16.02	0.21	0.13	0.34	(0.17)	(1.13)	—	(1.30)	15.06	1.04	1.04	1.34	161	2.69	1,292
Class R-3*
11/01/20	04/30/21	19.81	(0.06)	7.03	6.97	—	(0.52)	—	(0.52)	26.26	1.50	1.50	(0.46)	56	35.54	5
11/01/19	10/31/20	18.29	(0.04)	1.63	1.59	(0.06)	(0.01)	—	(0.07)	19.81	1.54	1.54	(0.22)	109	8.71	3
11/01/18	10/31/19	18.32	0.03	1.19	1.22	(0.06)	(1.19)	—	(1.25)	18.29	1.56	1.56	0.16	170	7.87	3
11/20/17	10/31/18	20.18	0.01	(0.32)	(0.31)	(0.01)	(1.54)	—	(1.55)	18.32	1.44	1.44	0.04	106	(1.83)	2
Class R-5*
11/01/20	04/30/21	19.91	0.01	7.07	7.08	(0.05)	(0.52)	—	(0.57)	26.42	0.95	0.95	0.10	56	35.94	3
11/01/19	10/31/20	18.37	0.06	1.63	1.69	(0.14)	(0.01)	—	(0.15)	19.91	0.97	0.97	0.33	109	9.30	2
11/01/18	10/31/19	18.35	0.13	1.19	1.32	(0.11)	(1.19)	—	(1.30)	18.37	1.00	1.00	0.72	170	8.47	2
11/20/17	10/31/18	20.18	0.10	(0.36)	(0.26)	(0.03)	(1.54)	—	(1.57)	18.35	0.99	0.99	0.53	106	(1.62)	1
Class R-6*
11/01/20	04/30/21	20.01	0.02	7.10	7.12	(0.07)	(0.52)	—	(0.59)	26.54	0.86	0.86	0.18	56	35.98	252
11/01/19	10/31/20	18.45	0.07	1.65	1.72	(0.15)	(0.01)	—	(0.16)	20.01	0.88	0.88	0.36	109	9.38	171
11/01/18	10/31/19	18.41	0.15	1.19	1.34	(0.11)	(1.19)	—	(1.30)	18.45	0.88	0.88	0.82	170	8.60	108
11/20/17	10/31/18	20.18	0.12	(0.32)	(0.20)	(0.03)	(1.54)	—	(1.57)	18.41	0.90	0.90	0.62	106	(1.29)	34
Class Y*
11/01/20	04/30/21	19.90	(0.02)	7.06	7.04	—	(0.52)	—	(0.52)	26.42	1.26	1.26	(0.15)	56	35.73	4
11/01/19	10/31/20	18.36	0.03	1.60	1.63	(0.08)	(0.01)	—	(0.09)	19.90	1.28	1.28	0.17	109	8.94	9
11/01/18	10/31/19	18.37	0.08	1.20	1.28	(0.10)	(1.19)	—	(1.29)	18.36	1.26	1.26	0.45	170	8.20	24
11/20/17	10/31/18	20.18	0.07	(0.32)	(0.25)	(0.02)	(1.54)	—	(1.56)	18.37	1.19	1.19	0.36	106	(1.51)	2

Carillon Scout Small Cap Fund
Class A*
11/01/20	04/30/21	29.50	(0.15)	13.62	13.47	—	(2.84)	—	(2.84)	40.13	1.15	1.15	(0.79)	17	47.05	18
11/01/19	10/31/20	28.20	(0.16)	2.56	2.40	—	(1.10)	—	(1.10)	29.50	1.19	1.19	(0.58)	22	8.69	12
11/01/18	10/31/19	27.10	(0.07)	1.23	1.16	—	(0.06)	—	(0.06)	28.20	1.16	1.16	(0.27)	21	4.30	13
11/20/17	10/31/18	29.63	(0.26)	2.68	2.42	—	(4.95)	—	(4.95)	27.10	1.23	1.23	(0.95)	22	8.00	12
Class C*
11/01/20	04/30/21	28.82	(0.27)	13.26	12.99	—	(2.84)	—	(2.84)	38.97	1.90	1.90	(1.49)	17	46.46	6
11/01/19	10/31/20	27.78	(0.35)	2.49	2.14	—	(1.10)	—	(1.10)	28.82	1.95	1.95	(1.32)	22	7.85	5
11/01/18	10/31/19	26.89	(0.25)	1.20	0.95	—	(0.06)	—	(0.06)	27.78	1.92	1.92	(0.92)	21	3.55	8
11/20/17	10/31/18	29.63	(0.47)	2.68	2.21	—	(4.95)	—	(4.95)	26.89	1.97	1.97	(1.69)	22	7.21	14

38	The accompanying notes are an integral part of the financial statements.

Financial Highlights

Fiscal period			From investment operations			Dividends & distributions					Ratios to average net asset (%)
		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	From return of capital	Total	Ending net asset value	With expenses waived/ recovered (a)	Without expenses waived/ recovered (a)	Net income (loss) (a)	Portfolio turnover rate (%) (b)	Total return (%) (b)(c)	Ending net assets (millions)
Beginning	Ending

Carillon Scout Small Cap Fund (cont'd)
Class I*
11/01/20	04/30/21	$ 29.72	$ (0.10)	$ 13.72	$ 13.62	$ (0.01)	$ (2.84)	$ —	$ (2.85)	$ 40.49	0.90	0.90	(0.55)	17	47.24	$ 410
11/01/19	10/31/20	28.34	(0.09)	2.57	2.48	—	(1.10)	—	(1.10)	29.72	0.95	0.95	(0.34)	22	8.93	268
11/01/18	10/31/19	27.17	(0.02)	1.25	1.23	—	(0.06)	—	(0.06)	28.34	0.95	0.94	(0.06)	21	4.55	297
11/01/17	10/31/18	29.33	(0.14)	2.93	2.79	—	(4.95)	—	(4.95)	27.17	0.95	0.97	(0.49)	22	9.36	287
07/01/17	10/31/17	26.81	(0.04)	2.56	2.52	—	—	—	—	29.33	1.03	1.03	(0.45)	6	9.40	271
07/01/16	06/30/17	21.45	(0.09)	6.52	6.43	—	(1.07)	—	(1.07)	26.81	1.04	1.04	(0.39)	25	30.70	242
07/01/15	06/30/16	26.61	(0.07)	(1.55)	(1.62)	—	(3.54)	—	(3.54)	21.45	1.13	1.13	(0.32)	16	(6.01)	198
Class R-3*
11/01/20	04/30/21	29.22	(0.21)	13.46	13.25	—	(2.84)	—	(2.84)	39.63	1.50	1.42	(1.14)	17	46.73	0
11/01/19	10/31/20	28.03	(0.23)	2.52	2.29	—	(1.10)	—	(1.10)	29.22	1.50	1.66	(0.86)	22	8.34	0
11/01/18	10/31/19	27.02	(0.16)	1.23	1.07	—	(0.06)	—	(0.06)	28.03	1.50	1.55	(0.56)	21	3.98	0
11/20/17	10/31/18	29.63	(0.33)	2.67	2.34	—	(4.95)	—	(4.95)	27.02	1.50	1.67	(1.20)	22	7.70	0
Class R-5*
11/01/20	04/30/21	29.72	(0.08)	13.55	13.47	—	(2.84)	—	(2.84)	40.35	0.95	0.90	(0.43)	17	46.67	0
11/01/19	10/31/20	28.34	(0.10)	2.58	2.48	—	(1.10)	—	(1.10)	29.72	0.95	1.05	(0.36)	22	8.93	0
11/01/18	10/31/19	27.17	(0.02)	1.25	1.23	—	(0.06)	—	(0.06)	28.34	0.95	0.99	(0.07)	21	4.55	0
11/20/17	10/31/18	29.63	(0.17)	2.66	2.49	—	(4.95)	—	(4.95)	27.17	0.95	1.32	(0.60)	22	8.26	0
Class R-6*
11/01/20	04/30/21	29.82	(0.08)	13.77	13.69	(0.02)	(2.84)	—	(2.86)	40.65	0.82	0.81	(0.44)	17	47.30	13
11/01/19	10/31/20	28.41	(0.08)	2.59	2.51	—	(1.10)	—	(1.10)	29.82	0.85	0.85	(0.30)	22	9.02	9
11/01/18	10/31/19	27.20	— (d)	1.27	1.27	—	(0.06)	—	(0.06)	28.41	0.84	0.84	0.01	21	4.69	6
11/20/17	10/31/18	29.63	(0.13)	2.65	2.52	—	(4.95)	—	(4.95)	27.20	0.85	0.86	(0.47)	22	8.37	5
Class Y*
11/01/20	04/30/21	29.45	(0.14)	13.55	13.41	— (d)	(2.84)	—	(2.84)	40.02	1.11	1.11	(0.73)	17	46.92	0
11/01/19	10/31/20	28.17	(0.19)	2.57	2.38	—	(1.10)	—	(1.10)	29.45	1.25	1.25	(0.69)	22	8.62	0
11/01/18	10/31/19	27.09	(0.10)	1.24	1.14	—	(0.06)	—	(0.06)	28.17	1.25	1.23	(0.36)	21	4.23	0
11/20/17	10/31/18	29.63	(0.24)	2.65	2.41	—	(4.95)	—	(4.95)	27.09	1.25	1.59	(0.87)	22	7.96	0

Carillon Reams Core Bond Fund
Class A*
11/01/20	04/30/21	13.14	0.03	(0.24)	(0.21)	(0.03)	(0.25)	—	(0.28)	12.65	0.80	0.93	0.50	148	(1.64)	4
11/01/19	10/31/20	12.02	0.12	1.40	1.52	(0.16)	(0.24)	—	(0.40)	13.14	0.80	1.03	0.93	549	12.94	4
11/01/18	10/31/19	11.03	0.22	0.99	1.21	(0.22)	—	—	(0.22)	12.02	0.80	1.20	1.85	409	11.12	1
11/20/17	10/31/18	11.42	0.20	(0.40)	(0.20)	(0.19)	—	—	(0.19)	11.03	0.80	1.16	1.88	278	(1.78)	1
Class C*
11/01/20	04/30/21	13.11	(0.02)	(0.24)	(0.26)	— (d)	(0.25)	—	(0.25)	12.60	1.55	1.66	(0.24)	148	(2.03)	13
11/01/19	10/31/20	12.01	(0.02)	1.44	1.42	(0.08)	(0.24)	—	(0.32)	13.11	1.55	1.72	(0.14)	549	12.09	11
11/01/18	10/31/19	11.02	0.13	0.99	1.12	(0.13)	—	—	(0.13)	12.01	1.55	2.00	1.09	409	10.25	1
11/20/17	10/31/18	11.42	0.12	(0.40)	(0.28)	(0.12)	—	—	(0.12)	11.02	1.55	1.99	1.11	278	(2.43)	0
Class I*
11/01/20	04/30/21	13.16	0.06	(0.25)	(0.19)	(0.06)	(0.25)	—	(0.31)	12.66	0.40	0.69	0.90	148	(1.52)	538
11/01/19	10/31/20	12.04	0.15	1.41	1.56	(0.20)	(0.24)	—	(0.44)	13.16	0.40	0.76	1.19	549	13.35	552
11/01/18	10/31/19	11.04	0.26	1.01	1.27	(0.27)	—	—	(0.27)	12.04	0.40	0.98	2.28	409	11.64	105
11/01/17	10/31/18	11.40	0.24	(0.38)	(0.14)	(0.22)	—	—	(0.22)	11.04	0.40	0.87	2.12	278	(1.23)	105
07/01/17	10/31/17	11.37	0.07	0.03	0.10	(0.07)	—	—	(0.07)	11.40	0.40	0.69	1.65	126	0.85	141
07/01/16	06/30/17	11.90	0.15	(0.24)	(0.09)	(0.19)	(0.25)	—	(0.44)	11.37	0.40	0.66	1.30	390	(0.71)	166
07/01/15	06/30/16	11.42	0.18	0.49	0.67	(0.19)	—	—	(0.19)	11.90	0.40	0.62	1.62	453	6.00	204
Class R-3*
11/01/20	04/30/21	13.15	0.02	(0.24)	(0.22)	(0.02)	(0.25)	—	(0.27)	12.66	1.05	1.17	0.28	148	(1.74)	0
11/01/19	10/31/20	12.03	0.08	1.40	1.48	(0.12)	(0.24)	—	(0.36)	13.15	1.05	1.59	0.59	549	12.63	0
11/01/18	10/31/19	11.04	0.19	0.99	1.18	(0.19)	—	—	(0.19)	12.03	1.05	1.97	1.61	409	10.82	0
11/20/17	10/31/18	11.42	0.16	(0.38)	(0.22)	(0.16)	—	—	(0.16)	11.04	1.05	2.02	1.51	278	(1.96)	0
Class R-5*
11/01/20	04/30/21	13.16	0.05	(0.24)	(0.19)	(0.05)	(0.25)	—	(0.30)	12.67	0.50	0.56	0.80	148	(1.50)	0
11/01/19	10/31/20	12.04	0.17	1.38	1.55	(0.19)	(0.24)	—	(0.43)	13.16	0.50	1.25	1.36	549	13.23	0
11/01/18	10/31/19	11.05	0.25	1.00	1.25	(0.26)	—	—	(0.26)	12.04	0.50	1.46	2.17	409	11.42	0
11/20/17	10/31/18	11.42	0.22	(0.38)	(0.16)	(0.21)	—	—	(0.21)	11.05	0.50	1.52	2.06	278	(1.40)	0

The accompanying notes are an integral part of the financial statements.	39

Financial Highlights

Fiscal period			From investment operations			Dividends & distributions					Ratios to average net asset (%)
		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	From return of capital	Total	Ending net asset value	With expenses waived/ recovered (a)	Without expenses waived/ recovered (a)	Net income (loss) (a)	Portfolio turnover rate (%) (b)	Total return (%) (b)(c)	Ending net assets (millions)
Beginning	Ending

Carillon Reams Core Bond Fund (cont'd)
Class R-6*
11/01/20	04/30/21	$ 13.16	$ 0.06	$ (0.24)	$ (0.18)	$ (0.06)	$ (0.25)	$ —	$ (0.31)	$ 12.67	0.40	0.59	0.91	148	(1.45)	$ 1
11/01/19	10/31/20	12.04	0.12	1.44	1.56	(0.20)	(0.24)	—	(0.44)	13.16	0.40	0.72	0.92	549	13.35	1
11/01/18	10/31/19	11.05	0.26	1.00	1.26	(0.27)	—	—	(0.27)	12.04	0.40	1.46	2.26	409	11.53	0
11/20/17	10/31/18	11.42	0.23	(0.38)	(0.15)	(0.22)	—	—	(0.22)	11.05	0.40	1.52	2.16	278	(1.32)	0
Class Y*
11/01/20	04/30/21	13.15	0.03	(0.25)	(0.22)	(0.03)	(0.25)	—	(0.28)	12.65	0.80	0.99	0.50	148	(1.72)	50
11/01/19	10/31/20	12.03	0.07	1.45	1.52	(0.16)	(0.24)	—	(0.40)	13.15	0.80	0.98	0.55	549	12.96	57
11/01/18	10/31/19	11.04	0.22	0.99	1.21	(0.22)	—	—	(0.22)	12.03	0.80	1.26	1.89	409	11.09	1
11/01/17	10/31/18	11.40	0.19	(0.37)	(0.18)	(0.18)	—	—	(0.18)	11.04	0.80	1.19	1.71	278	(1.60)	2
07/01/17	10/31/17	11.37	0.05	0.03	0.08	(0.05)	—	—	(0.05)	11.40	0.80	1.00	1.25	126	0.71	3
07/01/16	06/30/17	11.90	0.10	(0.24)	(0.14)	(0.14)	(0.25)	—	(0.39)	11.37	0.79	0.97	0.91	390	(1.09)	3
07/01/15	06/30/16	11.42	0.15	0.49	0.64	(0.16)	—	—	(0.16)	11.90	0.75	0.97	1.27	453	5.63	4

Carillon Reams Core Plus Bond Fund
Class A*
11/01/20	04/30/21	36.57	0.12	(0.50)	(0.38)	(0.29)	(1.37)	—	(1.66)	34.53	0.80	0.87	0.67	136	(1.15)	7
11/01/19	10/31/20	33.43	0.40	3.99	4.39	(0.64)	(0.61)	—	(1.25)	36.57	0.80	0.90	1.09	559	13.56	6
11/01/18	10/31/19	30.44	0.58	3.01	3.59	(0.60)	—	—	(0.60)	33.43	0.80	0.98	1.79	413	11.89	0
11/20/17	10/31/18	31.76	0.54	(1.36)	(0.82)	(0.50)	—	—	(0.50)	30.44	0.80	0.97	1.85	292	(2.60)	0
Class C*
11/01/20	04/30/21	36.55	(0.01)	(0.50)	(0.51)	(0.17)	(1.37)	—	(1.54)	34.50	1.55	1.65	(0.08)	136	(1.51)	7
11/01/19	10/31/20	33.38	0.11	4.06	4.17	(0.39)	(0.61)	—	(1.00)	36.55	1.55	1.66	0.30	559	12.84	5
11/01/18	10/31/19	30.41	0.34	3.00	3.34	(0.37)	—	—	(0.37)	33.38	1.55	1.78	1.05	413	11.06	0
11/20/17	10/31/18	31.76	0.32	(1.36)	(1.04)	(0.31)	—	—	(0.31)	30.41	1.55	1.85	1.09	292	(3.31)	0
Class I*
11/01/20	04/30/21	36.64	0.19	(0.49)	(0.30)	(0.36)	(1.37)	—	(1.73)	34.61	0.40	0.64	1.07	136	(0.93)	1,222
11/01/19	10/31/20	33.45	0.60	3.96	4.56	(0.76)	(0.61)	—	(1.37)	36.64	0.40	0.65	1.72	559	14.11	1,132
11/01/18	10/31/19	30.46	0.72	2.99	3.71	(0.72)	—	—	(0.72)	33.45	0.40	0.66	2.23	413	12.32	635
11/01/17	10/31/18	31.74	0.66	(1.34)	(0.68)	(0.60)	—	—	(0.60)	30.46	0.40	0.60	2.11	292	(2.17)	607
07/01/17	10/31/17	31.64	0.16	0.11	0.27	(0.16)	—	(0.01)	(0.17)	31.74	0.40	0.58	1.53	123	0.85	741
07/01/16	06/30/17	32.98	0.42	(0.51)	(0.09)	(0.52)	(0.73)	—	(1.25)	31.64	0.40	0.59	1.32	433	(0.18)	784
07/01/15	06/30/16	32.27	0.60	1.14	1.74	(0.56)	(0.47)	—	(1.03)	32.98	0.40	0.55	1.87	480	5.53	844
Class R-3*
11/01/20	04/30/21	36.62	0.07	(0.49)	(0.42)	(0.26)	(1.37)	—	(1.63)	34.57	1.05	1.10	0.42	136	(1.27)	0
11/01/19	10/31/20	33.43	0.37	3.97	4.34	(0.54)	(0.61)	—	(1.15)	36.62	1.05	1.55	1.06	559	13.40	0
11/01/18	10/31/19	30.44	0.50	3.00	3.50	(0.51)	—	—	(0.51)	33.43	1.05	1.68	1.57	413	11.60	0
11/20/17	10/31/18	31.76	0.45	(1.34)	(0.89)	(0.43)	—	—	(0.43)	30.44	1.05	1.77	1.51	292	(2.84)	0
Class R-5*
11/01/20	04/30/21	36.65	0.17	(0.50)	(0.33)	(0.34)	(1.37)	—	(1.71)	34.61	0.50	0.53	0.96	136	(1.01)	0
11/01/19	10/31/20	33.45	0.59	3.95	4.54	(0.73)	(0.61)	—	(1.34)	36.65	0.50	1.08	1.68	559	14.03	0
11/01/18	10/31/19	30.46	0.68	3.00	3.68	(0.69)	—	—	(0.69)	33.45	0.50	1.18	2.12	413	12.20	0
11/20/17	10/31/18	31.76	0.61	(1.34)	(0.73)	(0.57)	—	—	(0.57)	30.46	0.50	1.27	2.07	292	(2.31)	0
Class R-6*
11/01/20	04/30/21	36.65	0.19	(0.50)	(0.31)	(0.36)	(1.37)	—	(1.73)	34.61	0.40	0.55	1.07	136	(0.96)	1
11/01/19	10/31/20	33.45	0.59	3.98	4.57	(0.76)	(0.61)	—	(1.37)	36.65	0.40	0.93	1.63	559	14.14	0
11/01/18	10/31/19	30.46	0.71	3.00	3.71	(0.72)	—	—	(0.72)	33.45	0.40	1.18	2.22	413	12.32	0
11/20/17	10/31/18	31.76	0.64	(1.34)	(0.70)	(0.60)	—	—	(0.60)	30.46	0.40	1.27	2.17	292	(2.23)	0
Class Y*
11/01/20	04/30/21	36.60	0.12	(0.49)	(0.37)	(0.29)	(1.37)	—	(1.66)	34.57	0.80	0.93	0.67	136	(1.13)	83
11/01/19	10/31/20	33.43	0.43	3.98	4.41	(0.63)	(0.61)	—	(1.24)	36.60	0.80	0.93	1.18	559	13.64	99
11/01/18	10/31/19	30.44	0.59	2.99	3.58	(0.59)	—	—	(0.59)	33.43	0.80	0.97	1.84	413	11.87	14
11/01/17	10/31/18	31.73	0.53	(1.34)	(0.81)	(0.48)	—	—	(0.48)	30.44	0.80	0.96	1.70	292	(2.56)	17
07/01/17	10/31/17	31.63	0.12	0.10	0.22	(0.11)	—	(0.01)	(0.12)	31.73	0.80	0.93	1.13	123	0.71	28
07/01/16	06/30/17	32.97	0.30	(0.51)	(0.21)	(0.39)	(0.74)	—	(1.13)	31.63	0.78	0.91	0.94	433	(0.57)	30
07/01/15	06/30/16	32.27	0.48	1.14	1.62	(0.45)	(0.47)	—	(0.92)	32.97	0.74	0.89	1.53	480	5.16	82

40	The accompanying notes are an integral part of the financial statements.

Financial Highlights

Fiscal period			From investment operations			Dividends & distributions					Ratios to average net asset (%)
		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	From return of capital	Total	Ending net asset value	With expenses waived/ recovered (a)	Without expenses waived/ recovered (a)	Net income (loss) (a)	Portfolio turnover rate (%) (b)	Total return (%) (b)(c)	Ending net assets (millions)
Beginning	Ending
Carillon Reams Unconstrained Bond Fund
Class A*
11/01/20	04/30/21	$ 12.81	$ 0.05	$ 0.37	$ 0.42	$ (0.21)	$ —	$ —	$ (0.21)	$ 13.02	0.80	1.07	0.71	29	3.31	$ 1
11/01/19	10/31/20	12.13	0.19	0.76	0.95	(0.27)	—	—	(0.27)	12.81	0.80	1.09	1.56	435	7.97	1
11/01/18	10/31/19	11.45	0.21	0.69	0.90	(0.22)	—	—	(0.22)	12.13	0.80	1.14	1.74	289	7.92	0
11/20/17	10/31/18	11.83	0.21	(0.41)	(0.20)	(0.18)	—	—	(0.18)	11.45	0.80	1.20	1.85	139	(1.71)	0
Class C*
11/01/20	04/30/21	12.79	(0.00)	0.37	0.37	(0.18)	—	—	(0.18)	12.98	1.55	1.84	(0.05)	29	2.90	2
11/01/19	10/31/20	12.10	0.10	0.77	0.87	(0.18)	—	—	(0.18)	12.79	1.55	1.88	0.77	435	7.25	2
11/01/18	10/31/19	11.42	0.11	0.71	0.82	(0.14)	—	—	(0.14)	12.10	1.55	1.96	0.92	289	7.19	0
11/20/17	10/31/18	11.83	0.11	(0.41)	(0.30)	(0.11)	—	—	(0.11)	11.42	1.55	2.42	0.99	139	(2.55)	0
Class I*
11/01/20	04/30/21	12.81	0.07	0.37	0.44	(0.23)	—	—	(0.23)	13.02	0.50	0.84	1.01	29	3.44	1,003
11/01/19	10/31/20	12.12	0.23	0.76	0.99	(0.30)	—	—	(0.30)	12.81	0.50	0.85	1.86	435	8.36	878
11/01/18	10/31/19	11.43	0.24	0.70	0.94	(0.25)	—	—	(0.25)	12.12	0.50	0.85	2.07	289	8.31	907
11/01/17	10/31/18	11.85	0.22	(0.43)	(0.21)	(0.21)	—	—	(0.21)	11.43	0.50	0.83	1.90	139	(1.79)	1,183
07/01/17	10/31/17	11.83	0.04	0.02	0.06	(0.04)	—	—	(0.04)	11.85	0.50	0.80	1.00	83	0.48	1,521
07/01/16	06/30/17	11.70	0.10	0.15	0.25	(0.12)	—	—	(0.12)	11.83	0.50	0.80	0.86	370	2.15	1,475
07/01/15	06/30/16	11.32	0.21	0.27	0.48	(0.10)	—	—	(0.10)	11.70	0.50	0.82	1.88	615	4.28	1,281
Class R-3*
11/01/20	04/30/21	12.81	0.03	0.37	0.40	(0.20)	—	—	(0.20)	13.01	1.05	1.22	0.47	29	3.12	0
11/01/19	10/31/20	12.11	0.16	0.78	0.94	(0.24)	—	—	(0.24)	12.81	1.05	1.81	1.32	435	7.85	0
11/01/18	10/31/19	11.43	0.18	0.69	0.87	(0.19)	—	—	(0.19)	12.11	1.05	1.80	1.51	289	7.63	0
11/20/17	10/31/18	11.83	0.15	(0.39)	(0.24)	(0.16)	—	—	(0.16)	11.43	1.05	2.25	1.40	139	(2.09)	0
Class R-5*
11/01/20	04/30/21	12.81	0.06	0.38	0.44	(0.23)	—	—	(0.23)	13.02	0.50	0.75	0.88	29	3.45	0
11/01/19	10/31/20	12.12	0.23	0.76	0.99	(0.30)	—	—	(0.30)	12.81	0.50	1.30	1.87	435	8.36	0
11/01/18	10/31/19	11.43	0.24	0.70	0.94	(0.25)	—	—	(0.25)	12.12	0.50	1.37	2.06	289	8.31	0
11/20/17	10/31/18	11.83	0.21	(0.40)	(0.19)	(0.21)	—	—	(0.21)	11.43	0.50	1.45	1.95	139	(1.62)	0
Class R-6*
11/01/20	04/30/21	12.81	0.07	0.37	0.44	(0.23)	—	—	(0.23)	13.02	0.40	0.75	1.08	29	3.49	65
11/01/19	10/31/20	12.12	0.24	0.77	1.01	(0.32)	—	—	(0.32)	12.81	0.40	0.76	1.97	435	8.47	43
11/01/18	10/31/19	11.43	0.26	0.69	0.95	(0.26)	—	—	(0.26)	12.12	0.40	0.76	2.17	289	8.42	34
11/20/17	10/31/18	11.83	0.25	(0.43)	(0.18)	(0.22)	—	—	(0.22)	11.43	0.40	0.76	2.32	139	(1.53)	29
Class Y*
11/01/20	04/30/21	12.88	0.04	0.37	0.41	(0.21)	—	—	(0.21)	13.08	0.80	1.14	0.55	29	3.22	92
11/01/19	10/31/20	12.18	0.19	0.78	0.97	(0.27)	—	—	(0.27)	12.88	0.80	1.15	1.55	435	8.07	25
11/01/18	10/31/19	11.49	0.21	0.69	0.90	(0.21)	—	—	(0.21)	12.18	0.80	1.15	1.77	289	7.93	23
11/01/17	10/31/18	11.90	0.18	(0.41)	(0.23)	(0.18)	—	—	(0.18)	11.49	0.80	1.14	1.58	139	(1.97)	37
07/01/17	10/31/17	11.88	0.03	0.02	0.05	(0.03)	—	—	(0.03)	11.90	0.80	1.07	0.69	83	0.38	71
07/01/16	06/30/17	11.75	0.07	0.14	0.21	(0.08)	—	—	(0.08)	11.88	0.80	1.09	0.56	370	1.78	99
07/01/15	06/30/16	11.30	0.13	0.32	0.45	—	—	—	—	11.75	0.79	1.11	1.59	615	3.98	92

* Information for periods beginning after October 31, 2020 is unaudited. Per share amounts have been calculated using the daily average share method.

+ Excluding non-recurring income and associated expense amounts the net income (loss) to average net assets ratio would have been 0.97%, 0.22%, 1.21%, 0.73%, 1.28%, 1.24%, and 1.01% for Class A, Class C, Class I, Class R-3 , Class R-5, Class R-6, and Class Y, respectively, of the International Fund. For more information on these non-recurring income and associated expense amounts, please see the “Foreign Taxes” section of Note 2 in the Notes to the Financial Statements.

~ Excluding non-recurring income and associated expense amounts the total return would have been 35.35%, 34.86%, 35.57%, 35.17% , 35.56%, 35.55%, and 35.32%, for Class A, Class C, Class I, Class R-3, Class R-5, Class R-6, and Class Y, respectively, of the International Fund. For more information on these non-recurring income and associated expense amounts, please see the “Foreign Taxes” section of Note 2 in the Notes to the Financial Statements.

(a) Annualized for periods less than one year.

(b) Not annualized for periods less than one year.

(c) Total returns are calculated without the imposition of either front-end or contingent deferred sales charges.

(d) Per share amount is less than $0.005.

The accompanying notes are an integral part of the financial statements.	41

Notes to Financial Statements

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Note 1  |  Organization and investment objective  |  Carillon Series Trust (the “Trust” or the “Carillon Family of Funds”) is a Delaware statutory trust, and is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. The Trust offers shares in the following series (each a “Fund” and collectively the “Funds”), each of which is advised by Carillon Tower Advisers, Inc. (“Carillon Tower” or “Manager”):

•	Carillon ClariVest Capital Appreciation Fund (“Capital Appreciation Fund”) seeks long-term capital appreciation,
•	Carillon ClariVest International Stock Fund (“International Stock Fund”) seeks capital appreciation,
•	Carillon Eagle Growth & Income Fund (“Growth & Income Fund”) primarily seeks long-term capital appreciation and, secondarily, seeks current income,
•	Carillon Eagle Mid Cap Growth Fund (“Mid Cap Growth Fund”) seeks long-term capital appreciation,
•	Carillon Eagle Small Cap Growth Fund (“Small Cap Growth Fund”) seeks long-term capital appreciation,
•	Carillon Scout International Fund (“International Fund”) seeks long-term growth of capital and income,
•	Carillon Scout Mid Cap Fund (“Mid Cap Fund”) seeks long-term growth of capital,
•	Carillon Scout Small Cap Fund (“Small Cap Fund”) seeks long-term growth of capital,
•	Carillon Reams Core Bond Fund (“Core Bond Fund”) seeks a high level of total return consistent with the preservation of capital,
•	Carillon Reams Core Plus Bond Fund (“Core Plus Bond Fund”) seeks a high level of total return consistent with the preservation of capital, and
•	Carillon Reams Unconstrained Bond Fund (“Unconstrained Bond Fund”) seeks to maximize total return consistent with the preservation of capital.

Class offerings  |  As of April 30, 2021, each Fund was authorized and offered Class A, Class C, Class I, Class R-3, Class R-5, Class R-6, and Class Y shares to qualified buyers.

•

For all Funds except the Core Bond Fund, Core Plus Bond Fund and Unconstrained Bond Fund, Class A shares are sold at a maximum front-end sales charge of 4.75%. For the Core Bond Fund, Core Plus Bond Fund, and Unconstrained Bond Fund, Class A shares are sold at a maximum front-end sales charge of 3.75%. Class A share investments greater than $1 million, which are not sold subject to a sales charge, may be subject to a contingent deferred sales charge (“CDSC”) of up to 1.00% of the lower of net asset value (“NAV”) or purchase price if redeemed within 18 months of purchase.

•

Class C shares are sold subject to a CDSC of 1.00% of the lower of NAV or purchase price if redeemed less than one year after purchase. Class C shares automatically convert to Class A shares for all purchases that have surpassed their 8-year anniversary date.

•	Class I, Class R-3, Class R-5, Class R-6 and Class Y shares are each sold without a front-end sales charge or a CDSC.

Note 2  |  Significant accounting policies  |  The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Investment Companies, which is part of U.S. GAAP.

Use of estimates  |  The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates and those differences could be material.

Valuation of securities  |  The price of each Fund’s shares is based on the NAV per share of each class of a Fund. Each Fund normally determines the NAV of its shares each business day as of the scheduled close of regular trading on the New York Stock Exchange (NYSE) and the Nasdaq (typically 4:00 p.m. ET). A Fund will not treat an intraday unscheduled disruption in trading on either the NYSE or Nasdaq as a closure of that particular market, and will price its shares as of the normally scheduled close of the NYSE and Nasdaq if the disruption directly affects only one of those markets. If the NYSE or other securities exchange modifies the published closing price of securities traded on that exchange after the NAV is calculated, the Funds are not required to recalculate their NAV.

Generally, the Funds value portfolio securities for which market quotations are readily available at market value; however, a Fund may adjust the market quotation price to reflect events that occur between the close of those markets and the time of the Fund’s determination of the NAV.

A market quotation may be considered unreliable or unavailable for various reasons, such as:

•	The quotation may be stale;
•	The security is not actively traded;
•	Trading on the security halted before the close of the trading market;
•	The security is newly issued;
•	Issuer-specific or vendor specific events occurred after the security halted trading; or
•	Due to the passage of time between the close of the market on which the security trades and the close of the NYSE and the Nasdaq.

Issuer-specific events that may cause the last market quotation to be unreliable include:

•	A merger or insolvency;
•	Events which affect a geographical area or an industry segment, such as political events or natural disasters; or
•	Market events, such as a significant movement in the U.S. markets.

For most securities, both the latest transaction prices and adjustments are furnished by independent pricing services, subject to oversight by the Trust’s Board of Trustees (“Board”). The Funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using Pricing and Valuation Procedures (“Procedures”) approved by the Board. A Fund may fair value small-cap securities, for example, that are thinly traded or illiquid. Fair value is the amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from independent pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their NAV.

Pursuant to the Procedures, and subject to the Board’s oversight, Carillon Tower has established a Valuation Committee (“Valuation Committee”), comprised of certain officers of the Trust and other employees of Carillon Tower and its affiliates, to carry out various functions associated with properly valuing securities in the

42

Notes to Financial Statements

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Funds’ portfolios. The composition of this Valuation Committee may change from time to time. The Valuation Committee follows fair valuation guidelines as set forth in the Procedures to make fair value determinations on all securities and assets for which market quotations are unavailable or unreliable. For portfolio securities fair valued by the Valuation Committee, Carillon Tower checks fair value prices by comparing the fair value of the security with values that are available from other sources (if any). Carillon Tower compares the fair value of the security to the next-day opening price or next actual sale price, when applicable. Carillon Tower documents and reports to the Valuation Committee such comparisons when they are made. The Valuation Committee reports such comparisons to the Board at their regularly scheduled meetings. The Board retains the responsibility for periodic review and consideration of the appropriateness of any fair value pricing methodology established or implemented for each Fund. Fair value pricing methods, the Procedures and independent pricing services can change from time to time as approved by the Board and may occur as a result of look-back testing results or changes in industry best practices.

There can be no assurance, however, that a fair value price used by a Fund on any given day will more accurately reflect the market value of a security than a market price of such security on that day, as fair valuation determinations may involve subjective judgments made by the Valuation Committee. Fair value pricing may deter shareholders from trading a Fund’s shares on a frequent basis in an attempt to take advantage of arbitrage opportunities resulting from potentially stale prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading. Specific types of securities are valued as follows:

•

Domestic exchange-traded equity securities  |  Market quotations are generally available and reliable for domestic exchange-traded equity securities. If the prices provided by the independent pricing service and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures.

•

Foreign equity securities  |  If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE and the Nasdaq, closing market quotations may become unreliable. Consequently, fair valuation of portfolio securities may occur on a daily basis. The Valuation Committee, using the Procedures, may fair value a security if certain events occur between the time the trading of a particular security ends in a foreign market and a Fund’s NAV calculation. The Valuation Committee, using the Procedures, may also fair value a particular security if the events are significant and make the closing price unavailable or unreliable. If an issuer-specific event has occurred that Carillon Tower determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Carillon Tower also utilizes a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on exchange rates provided by an independent pricing service. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Funds. Because the NAV of a Fund’s shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when shareholders would not be able to purchase or redeem shares of the Fund.

•

Fixed income securities  |  Government bonds, corporate bonds, asset-backed bonds, municipal bonds, short-term securities (investments that have a maturity date of 60 days or less), and convertible securities, including high yield or junk bonds, normally are valued on the basis of evaluated prices provided by independent pricing services. Evaluated prices provided by the independent pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors and appropriate methodologies that have been considered by the Board such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. If the evaluated prices provided by the independent pricing service and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures.

•

Futures and Options  |  Futures and options are valued on the basis of market quotations, if available and reliable. If prices provided by independent pricing services and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures. During the period ended April 30, 2021, only the Unconstrained Bond Fund held futures. None of the Funds held options during the period ended April 30, 2021.

•

Credit default swaps  |  Credit default swaps are valued with prices provided by independent pricing services. If prices provided by independent pricing services are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures. During the period ended April 30, 2021, only the Core Bond Fund, Core Plus Bond Fund and Unconstrained Bond Fund held credit default swaps.

•

Forward contracts  |  Forward contracts are valued daily at current forward rates provided by an independent pricing service. If prices provided by independent pricing services and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures. During the period ended April 30, 2021, only the Core Plus Bond Fund and Unconstrained Bond Fund held forwards.

•

Investment companies and exchange-traded funds (ETFs)  |  Investments in other open-end investment companies are valued at their reported NAV. The prospectuses for these companies explain the circumstances under which these companies will use fair value pricing and the effect of the fair value pricing. In addition, investments in closed-end funds and ETFs are valued on the basis of market quotations, if available and reliable. If the prices provided by independent pricing services and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures.

Fair value measurements  |  Each Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:

Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;

Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and

Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

43

Notes to Financial Statements

(UNAUDITED)    |    04.30.2021

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. A Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

The following is a summary of the inputs used to value each Fund’s investments as of April 30, 2021:

	Level 1	Level 2	Level 3

Capital Appreciation Fund
Common stocks (a)	$560,390,594	$—	$—
Total investment portfolio	$560,390,594	$—	$—

International Stock Fund
Common stocks (a):
Australia	$—	$470,215	$—
Austria	—	48,677	—
Belgium	—	17,686	—
Denmark	—	297,697	—
Finland	—	201,114	—
France	—	668,504	—
Germany	—	775,607	—
Hong Kong	—	190,528	—
Israel	62,060	—	—
Italy	—	149,401	—
Japan	—	2,702,644	—
Netherlands	—	517,717	—
New Zealand	—	18,800	—
Norway	—	45,538	—
Singapore	—	179,623	—
Spain	—	174,757	—
Sweden	—	91,977	—
Switzerland	—	742,596	—
United Kingdom	49,717	1,332,749	—
Preferred stocks	—	179,735	—
Rights	—	—	—
Exchange traded funds	164,031	—	—
Total investment portfolio	$275,808	$8,805,565	$—

Growth & Income Fund
Domestic common stocks (a)	$809,466,298	$—	$—
Foreign common stocks (a)	99,781,832	—	—
Total investment portfolio	$909,248,130	$—	$—

Mid Cap Growth Fund
Common stocks (a)	$8,115,141,110	$—	$—
Total investment portfolio	$8,115,141,110	$—	$—

	Level 1	Level 2	Level 3

Small Cap Growth Fund
Common stocks (a)	$3,085,666,864	$—	$—
Holding companies	19,233,043	—	—
Money market funds	29,544,876	—	—
Total investment portfolio	$3,134,444,783	$—	$—

International Fund
Common stocks (a):
Australia	$7,204,986	$12,865,435	$—
Canada	19,505,256	—	—
Denmark	6,746,754	—	—
France	—	55,778,739	—
Germany	15,907,026	35,321,342	—
Hong Kong	—	4,174,445	—
Ireland	7,192,234	5,553,153	—
Japan	—	73,538,395	—
Mexico	23,421,526	—	—
Norway	—	10,964,844	—
Singapore	—	5,198,661	—
South Africa	—	14,695,047	—
Spain	—	11,070,859	—
Sweden	—	14,685,446	—
Switzerland	12,595,474	35,330,444	—
Taiwan	—	16,343,912	—
Turkey	—	3,486,618	—
United Kingdom	18,386,217	49,676,449	—
United States	25,374,141	—	—
Preferred stocks:
Colombia	7,297,563	—	—
Germany	7,499,711	10,508,424	—
Money market funds	19,073,447	—	—
Total investment portfolio	$170,204,335	$359,192,213	$—

Mid Cap Fund
Common stocks (a)	$4,677,878,005	$—	$—
Money market funds	22,334,873	—	—
Total investment portfolio	$4,700,212,878	$—	$—

44

Notes to Financial Statements

(UNAUDITED)    |    04.30.2021

	Level 1	Level 2	Level 3

Small Cap Fund
Common stocks (a)	$444,762,258	$—	$—
Total investment portfolio	$444,762,258	$—	$—

Core Bond Fund
Corporate bonds (a)	$—	$207,696,964	$—
Mortgage and asset-backed securities	—	100,813,219	—
Foreign government bonds	—	4,766,386	—
U.S. Treasuries	—	225,266,033	—
Total investment portfolio	$—	$538,542,602	$—
Credit default swaps	$—	$619,824	$—

Core Plus Bond Fund
Corporate bonds (a)	$—	$482,638,640	$—
Mortgage and asset-backed securities	—	190,682,555	—
Foreign government bonds	—	40,636,635	—
U.S. Treasuries	—	486,831,347	—
Total investment portfolio	$—	$1,200,789,177	$—
Credit default swaps	$—	$2,616,055	$—
Forward contracts (b)	$—	$(821,898)	$—

	Level 1	Level 2	Level 3

Unconstrained Bond Fund
Corporate bonds (a)	$—	$402,469,807	$—
Mortgage and asset-backed securities	—	163,037,096	—
Foreign government bonds	—	66,061,714	—
U.S. Treasuries	—	288,559,606	—
Short-term investments	—	34,871,028	—
Total investment portfolio	$—	$954,999,251	$—
Futures contracts - short (b)	$157,386	$—	$—
Credit default swaps	$—	$6,730,255	$—
Forward contracts (b)	$—	$(769,593)	$—

(a) Please see the investment portfolio for details.

(b) Amounts presented for Futures Contracts and Forward Contracts represent total unrealized appreciation (depreciation) as of the date of this report.

At April 30, 2021, the Funds did not hold any Level 3 investments.

Derivatives  |  The following disclosure provides certain information about the Funds’ derivative and hedging activities.

•

Forward currency contracts  |  Each of the Funds’ policies, except Small Cap Growth, Core Bond, International, Mid Cap, and Small Cap, permit the Funds to enter into forward currency contracts (“forward contracts”) for hedging (such as to hedge the impact of adverse changes in the relationships between the US dollar and various foreign currencies), including transaction hedging, anticipatory hedging, cross hedging, proxy hedging, and position hedging, or for any other lawful purpose consistent with their investment objectives. Forward contracts are agreements between two parties to exchange different currencies at a specified rate at an agreed upon future date. The fair value of a forward contract fluctuates with changes in currency exchange rates. Outstanding forward contracts are valued daily at current forward rates and the resulting change in market value is recorded as unrealized appreciation or depreciation. When a forward contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the forward contract was opened and the value at the time it was closed. The risks to the Funds of entering into forward contracts include the inability of counterparties to meet the terms of their contracts, future adverse movement in currency values and contract positions that are not exact offsets. Details of Forward Contracts, if any, at period end are included in the Investment Portfolios under the caption “Forward Contracts.” Refer to Note 6 for additional information.

•

Credit default swap contracts  |  The International Stock, Core Bond, Core Plus Bond and Unconstrained Bond Funds’ policies permit the Funds to enter into credit default swap agreements to enhance the Funds’ returns, increase liquidity and/or gain exposure to certain instruments or markets (i.e., the corporate bond market) in a relatively efficient way. The credit default swap agreement may have as a reference obligation one or more securities that are or are not currently held by a Fund. The Funds may enter into credit default swap agreements either as a buyer or seller. The buyer in a credit default swap agreement is obligated to pay the seller a periodic fee, typically expressed in basis points on the principal amount of the underlying obligation (the “notional value”), over the term of the agreement in return for a contingent payment upon the occurrence of a credit event with respect to the underlying reference obligation. A credit event is typically a default. If a Fund is a buyer and no credit event occurs, the Fund may lose its investment and recover nothing. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional value of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional value of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a seller, a Fund accrues for and receives a fixed rate of income throughout the term of the agreement, which typically is between one month and five years, provided that no credit event occurs. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional value of the swap. If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional value of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional value of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a credit event occurs, the maximum payout amount for a sale contract is limited to the notional value of the swap contract (“Maximum Payout Amount”). Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced

45

Notes to Financial Statements

(UNAUDITED)    |    04.30.2021

entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Interest paid to or by the Funds is accrued daily and included in realized gain (loss) on swap agreements. The contracts are marked-to-market daily using fair value estimates provided by an independent pricing service. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statements of Assets and Liabilities. Gains or losses are realized upon termination of the contracts. Credit default swaps sold by a Fund may involve greater risks than if a Fund had invested in the reference obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty credit risk and credit risk of the issuer. Details of swap contracts, if any, at period end are included in the Investment Portfolios under the caption “Swap Contracts.” Refer to Note 6 for additional information.

•

Futures contracts  |  Each of the Funds’ policies, except Capital Appreciation, International Stock, Small Cap Growth, International, Mid Cap, and Small Cap, permit the Funds to enter into futures contracts (“Futures”), including interest rate, bond, U.S. Treasury and fixed income index Futures, as a hedge against movements in the equity and bond markets in order to establish more definitively the effective return on securities held or intended to be acquired by the Funds or for other purposes permissible under the Commodity Exchange Act, including as a means to gain or reduce exposure to a reference instrument without actually buying or selling it. When a Fund enters into Futures, it must deliver to an account controlled by the futures commission merchant (“FCM”) an amount referred to as “initial margin.” Initial margin requirements are determined by the respective exchanges on which the Futures are traded and the FCM. Thereafter, a “variation margin” amount may be required to be paid by the Fund or received by the Fund in accordance with margin controls set for such accounts, depending upon changes in the marked-to-market value of the Futures. The account is marked-to-market daily and the unrealized gains or losses are recorded as variation margin and monitored by the Manager and custodian on a daily basis. When Futures are closed out, the Fund recognizes a realized gain or loss. The risks of entering into Futures include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instrument. The purchase of Futures involves the risk that the Fund could lose more than the amount invested in Futures. Details of futures contracts, if any, at period end are included in the Investment Portfolios under the caption “Futures Contracts.” Refer to Note 6 for additional information.

During the period ended April 30, 2021, the average of month-end derivative positions (notional value in U.S. dollars) were as follows:

	Credit Default Swap Contracts (Sell Protection)	Futures Contracts - Long	Futures Contracts - Short	Forward Contracts - USD Received	Forward Contracts - USD Delivered
Core Bond Fund	$57,402,857	$—	$—	$—	$—
Core Plus Bond Fund	152,290,229	—	—	18,099,158	30,601,243
Unconstrained Bond Fund	254,726,571	9,131,484	(287,792,125)	44,747,550	63,785,307

Foreign currency transactions  |  The books and records of each Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, other assets and other liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investment transactions. Net realized gain (loss) on foreign currency transactions and the net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies include gains and losses between trade and settlement date on securities transactions, gains and losses arising from the purchase and sale of forward foreign currency exchange contracts and gains and losses between the ex and payment dates on dividends, interest and foreign withholding taxes.

To-Be-Announced Securities  |  The Core Bond, Core Plus Bond and Unconstrained Bond Funds’ policies permit the Funds to enter into to-be-announced securities. A to-be-announced mortgage-backed security (“TBA”) is a mortgage-backed security, such as a Ginnie Mae pass-through security, that is purchased or sold with specific pools of cash, or cash equivalents, set aside in an amount equal to the price of the Ginnie Mae pass-through security, to be announced on a future settlement date. At the time of purchase of a TBA, the seller does not specify the particular mortgage-backed securities to be delivered but rather agrees to accept any mortgage-backed security that meets specified terms. The Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages, but the seller would not identify the specific underlying mortgages until shortly before it issues the mortgage-backed security. TBAs increase interest rate risks because the underlying mortgages may be less favorable than anticipated by a Fund. As a purchaser of a TBA, the Fund will segregate or “earmark” liquid securities in accordance with procedures adopted by the Board equal to the value of the TBA, marked to-market daily in accordance with pertinent SEC positions. As a seller of a TBA, the Fund will segregate or “earmark” in accordance with procedures adopted by the Board the equivalent deliverable security up to the obligation required to be delivered.

Real estate investment trusts (“REIT(s)”)  |  There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates. Dividend income is recorded at the Manager’s estimate of the income included in distributions from the REITs. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of the investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after the Funds’ fiscal year-end and may differ from the estimated amounts.

Repurchase agreements  |  Each Fund, except Capital Appreciation and International Stock, may enter into repurchase agreements whereby a Fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount of at least 100% of the

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resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred. During the period ended April 30, 2021, none of the Funds held any repurchase agreements.

Revenue recognition  |  Investment security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Foreign taxes  |  The Funds may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. The Funds may also be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may or may not be recoverable. The Funds record such taxes and recoveries as applicable, when the related income or capital gains are earned and based upon the current interpretation of tax rules and regulations that exist in the markets in which a Fund invests. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors.

As a result of court cases involving several countries across the European Union, the International Fund has filed tax reclaims in respect of previously withheld taxes on dividends earned (“EU tax reclaims”). These filings are subject to various administrative proceedings by each local jurisdiction’s tax authority, as well as judicial proceedings. EU tax reclaims that have been recognized, if any, are reflected as “Foreign withholding tax claims and interest” in the Statements of Operations. Generally, unless Carillon Tower believes that recovery amounts are collectible and free from significant contingencies, recoveries will not be reflected in a Fund’s net asset value. EU tax reclaims recognized by a Fund, if any, reduce the amount of foreign taxes, if any, that a Fund may elect to pass-through to its shareholders from a U.S. federal tax perspective. In certain circumstances and to the extent that EU tax reclaims recognized by a Fund were previously passed-through as foreign tax credits to its U.S. taxable shareholders, a Fund may enter into a closing agreement with the U.S. Internal Revenue Service (the “IRS”). Doing so will enable a Fund to quantify and remit its tax liability related to any recoveries (on behalf of its shareholders). Based on current guidance from the IRS, it is expected that International Fund will enter into a closing agreement with the IRS. Accordingly, estimated charges related to International Fund’s closing agreement liability are presented as “Less: taxes due on foreign withholding tax claims and interest” in the Statements of Operations and its estimated closing agreement liability is presented as “IRS fees and taxes for withholding tax claims” in the Statements of Assets and Liabilities.

Expenses  |  Each Fund is charged for certain expenses which are directly attributable to it and certain other expenses which are allocated proportionately among the Carillon Family of Funds based upon methods approved by the Board. Expenses that are directly attributable to a specific class of shares, such as distribution fees, shareholder servicing fees and administrative fees, are charged directly to that class of shares. Other expenses of each Fund are allocated to each class of shares based upon its relative percentage of net assets.

Class allocations  |  Each class of shares has equal rights to earnings and assets except that each class may bear different expenses for administration, distribution and/or shareholder services. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative percentage of net assets.

Segregation and Collateralization  |  In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that a Fund either deliver collateral or segregate assets in connection with certain investments (e.g., forward currency contracts, securities with extended settlement periods, futures and swaps), the Fund will segregate collateral or designate on its books and records cash or other liquid securities having a value at least equal to the amount that is required to be physically segregated for the benefit of the counterparty. Furthermore, based on requirements and agreements with certain exchanges and third party broker- dealers, each party has requirements to deliver/deposit cash or securities as collateral for certain investments.

Distributions  |  Each Fund, except the Growth & Income Fund, Core Bond Fund, Core Plus Bond Fund and Unconstrained Bond Fund, distributes net investment income annually. Distributions of net investment income are made quarterly from the Growth & Income Fund and monthly from the Core Bond Fund, Core Plus Bond Fund and Unconstrained Bond Fund. Net realized gains from investment transactions during any particular fiscal year in excess of available capital loss carryforwards, which, if not distributed, would be taxable to each applicable Fund, will be distributed to shareholders annually in the following fiscal year. If a fund is involved in a reorganization wherein it acquires the net assets of another fund, or has its net assets acquired by another fund, a separate and additional distribution of net investment income and/or net realized gains may be made prior to such reorganization. Each Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Distributions made to shareholders from earnings were as follows:

Distributions from earnings		Class A	Class C	Class I	Class R-3	Class R-5	Class R-6	Class Y
Capital Appreciation Fund	11/1/20 to 4/30/21	$25,460,982	$2,732,123	$39,632,761	$55,541	$673,815	$148,117	$2,350
	11/1/19 to 10/31/20	2,779,700	292,099	6,162,243	10,905	132,614	26,866	213
International Stock Fund	11/1/20 to 4/30/21	22,625	1,250	43,033	6,690	41	1,825	104
	11/1/19 to 10/31/20	83,026	31,319	127,407	18,661	86	3,942	174
Growth & Income Fund	11/1/20 to 4/30/21	7,415,601	3,303,261	23,233,247	47,732	309,541	139,365	8,961
	11/1/19 to 10/31/20	8,045,684	5,375,008	24,920,788	72,126	260,361	113,056	4,944
Mid Cap Growth Fund	11/1/20 to 4/30/21	20,093,745	4,387,423	38,581,641	1,207,650	20,226,980	81,577,686	85,197
	11/1/19 to 10/31/20	16,175,457	3,914,655	28,228,453	987,471	16,305,816	57,676,770	81,660
Small Cap Growth Fund	11/1/20 to 4/30/21	64,822,457	14,122,282	140,336,438	11,939,971	36,523,428	244,026,117	4,790
	11/1/19 to 10/31/20	25,518,949	6,601,964	62,069,451	4,391,236	21,928,897	127,210,225	755

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Distributions from earnings (cont'd)		Class A	Class C	Class I	Class R-3	Class R-5	Class R-6	Class Y
International Fund	11/1/20 to 4/30/21	$ 77,987	$ 8,947	$ 44,768,746	$ 905	$ 926	$ 344,188	$ 1,087
	11/1/19 to 10/31/20	71,457	12,118	54,142,906	730	789	277,069	853
Mid Cap Fund	11/1/20 to 4/30/21	514,569	502,806	72,820,267	77,809	64,161	5,079,358	251,046
	11/1/19 to 10/31/20	127,632	15,137	20,175,464	10,274	16,330	781,591	122,685
Small Cap Fund	11/1/20 to 4/30/21	1,109,296	496,151	25,459,340	14,180	2,044	877,259	14,776
	11/1/19 to 10/31/20	479,806	290,056	11,618,569	9,420	2,651	231,607	3,851
Core Bond Fund	11/1/20 to 4/30/21	92,561	233,612	13,496,855	955	285	15,328	1,268,835
	11/1/19 to 10/31/20	41,162	20,471	5,020,464	331	393	1,200	107,072
Core Plus Bond Fund	11/1/20 to 4/30/21	316,075	248,344	57,341,950	4,254	588	58,151	5,235,346
	11/1/19 to 10/31/20	22,582	14,683	26,709,683	386	446	552	809,090
Unconstrained Bond Fund	11/1/20 to 4/30/21	15,715	23,067	15,701,725	176	655	800,222	441,610
	11/1/19 to 10/31/20	12,547	9,083	21,059,512	208	271	945,384	448,746

Other  |  In the normal course of business the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the risk of loss to each Fund is expected to be remote.

NOTE 3  |  Purchases and sales of securities  |  During the period ended April 30, 2021, purchases and sales of investment securities (excluding short-term obligations) were as follows:

	Capital Appreciation Fund	International Stock Fund	Growth & Income Fund	Mid Cap Growth Fund	Small Cap Growth Fund	International Fund
Purchases	$38,696,341	$2,839,540	$161,858,923	$1,068,504,456	$615,173,285	$11,866,181
Sales	55,133,405	4,560,324	155,944,492	1,164,455,707	1,295,922,908	99,315,599

	Mid Cap Fund	Small Cap Fund	Core Bond Fund	Core Plus Bond Fund	Unconstrained Bond Fund
Purchases	$2,894,587,775	$78,661,531	$369,223,822	$736,717,412	$176,142,417
Purchases - U.S. Treasury securities	—	—	430,324,200	954,061,654	103,492,210
Sales	2,032,132,850	67,851,037	439,086,896	873,316,416	156,982,044
Sales - U.S. Treasury securities	—	—	345,913,655	716,205,622	57,753,853

NOTE 4  |  Investment advisory fees and other transactions with affiliates  |  Each Fund has agreed to pay to the Manager an investment advisory and an administrative fee equal to an annualized rate based on a percentage of each Fund’s average daily net assets, computed daily and payable monthly. For advisory services provided by the Manager, the investment advisory rate for each Fund is as follows:

Investment advisory fee rate schedule	Breakpoint	Investment advisory fee
Capital Appreciation Fund	First $1 billion Over $1 billion	0.60% 0.55%
International Stock Fund	All assets	0.70%
Growth & Income Fund	First $100 million $100 million to $500 million Over $500 million	0.60% 0.45% 0.40%
Mid Cap Growth Fund, Small Cap Growth Fund, Small Cap Fund	First $500 million $500 million to $1 billion Over $1 billion	0.60% 0.55% 0.50%

Investment advisory fee rate schedule (cont'd)	Breakpoint	Investment advisory fee
International Fund*	First $1 billion Over $1 billion	0.70% 0.60%
Mid Cap Fund	First $1 billion Over $1 billion	0.80% 0.70%
Core Bond Fund, Core Plus Bond Fund	All assets	0.40%
Unconstrained Bond Fund	First $3 billion Over $3 billion	0.60% 0.55%

* Prior to the Board approved change effective March 1, 2021, the investment advisory fee for the International Fund was 0.80% on the first $1 billion assets and 0.70% on assets over $1 billion.

Subadvisory fees  |  The Manager has entered into subadvisory agreements with certain parties (the “subadviser” or “subadvisers”) to provide investment advice, portfolio management services (including the placement of brokerage orders), certain compliance and other services to the Funds. Under these agreements,

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Carillon Tower pays the subadvisers, each an affiliate of Carillon Tower, annualized rates identical to those disclosed in the investment advisory fee rate schedule. Carillon Tower may receive payments from the subadvisers for certain marketing and related expenses. The subadvisers for the Funds are as follows:

•	ClariVest Asset Management LLC (“ClariVest”) serves as subadviser for the Capital Appreciation Fund and the International Stock Fund,
•	Eagle Asset Management, Inc. serves as subadviser for the Growth & Income Fund, Mid Cap Growth Fund, and Small Cap Growth Fund, and
•	Scout Investments, Inc. (“Scout”) serves as subadviser for the International Fund, Mid Cap Fund, Small Cap Fund, Core Bond Fund, Core Plus Bond Fund, and Unconstrained Bond Fund.

Administrative fees  |  For administrative services provided by the Manager, each Fund has agreed to pay an administrative rate of 0.10% of the average daily net assets of all share classes.

Distribution and service fees  |  Pursuant to the Class A, Class C, Class R-3 and Class Y Distribution plans and in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended (“Rule 12b-1 Plans”), the Funds are authorized to pay Carillon Fund Distributors, Inc. (“Distributor”), an affiliate of the Manager, a fee based on the average daily net assets for each class of shares, accrued daily and payable monthly. Each Fund of the Carillon Series Trust, except the Capital Appreciation Fund and the Growth & Income Fund, is authorized to pay the Distributor distribution and service fees of up to 0.35% of that fund’s average daily net assets attributable to Class A shares of that fund. The Capital Appreciation Fund and the Growth & Income Fund are authorized to pay the Distributor distribution and service fees of up to 0.50% of those Funds’ average daily net assets attributable to Class A shares of those Funds. Currently, the distribution and service fee is 0.25% for Class A shares of each Fund. Each Fund also is authorized, and currently pays, the Distributor distribution and service fees of 1.00% for Class C shares, 0.50% for Class R-3 shares, and 0.25% for Class Y shares. The Funds do not incur any distribution expenses related to Class I, Class R-5 or Class R-6 shares. However, Carillon Tower or any third party may make payments for the sale and distribution of all share classes, including Class I, Class R-5 or Class R-6 shares, from its own resources.

Sales charges  |  During the period ended April 30, 2021, total front-end sales charges and contingent deferred sales charges (“CDSC”) paid to the Distributor were as follows:

	Capital Appreciation Fund	International Stock Fund	Growth & Income Fund	Mid Cap Growth Fund	Small Cap Growth Fund	International Fund
Front-end sales charges - Class A	$33,791	$573	$150,505	$87,149	$69,588	$944
CDSC - Class A	2	—	2	—	—	—
CDSC - Class C	29	19	707	154	388	—

	Mid Cap Fund	Small Cap Fund	Core Bond Fund	Core Plus Bond Fund	Unconstrained Bond Fund
Front-end sales charges - Class A	$38,304	$4,628	$15,992	$34,606	$5,149
CDSC - Class A	—	—	—	—	—
CDSC - Class C	—	—	—	—	—

The Distributor paid commissions to salespersons from these fees and incurred other distribution costs.

Agency commissions  |  During the period ended April 30, 2021, total agency brokerage commissions paid and agency brokerage commissions paid directly to Raymond James & Associates, Inc. (“RJA”), an affiliate of the Manager, were as follows:

	Capital Appreciation Fund	International Stock Fund	Growth & Income Fund	Mid Cap Growth Fund	Small Cap Growth Fund	International Fund
Total agency brokerage commissions	$12,452	$3,701	$62,079	$760,693	$703,906	$94,688
Paid to RJA	—	—	—	—	135,156	—

	Mid Cap Fund	Small Cap Fund	Core Bond Fund	Core Plus Bond Fund	Unconstrained Bond Fund
Total agency brokerage commissions	$1,540,682	$80,775	$—	$—	$47,770
Paid to RJA	—	—	—	—	—

Internal audit fees  |  RJA provides internal audit services to the Funds. Each Fund pays RJA a fixed and/or hourly fee for these services.

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Transactions with affiliates  |  An issuer in which a Fund’s holdings represent 5% or more of the outstanding voting securities of the issuer is an “affiliated” issuer as defined in the 1940 Act. A schedule of Small Cap Growth Fund’s investments in securities of affiliated issuers is set forth below:

	Value at 10/31/20	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Dividend Income	Shares owned at 04/30/21
Fast Acquisition Corp.	$—	$17,467,514	$—	$—	$1,765,529	$19,233,043	$—	1,549,802
MarineMax, Inc.*	36,292,739	—	(10,338,332)	5,779,378	23,636,673	55,370,458	—	974,832
Universal Electronics, Inc.	46,083,072	—	(3,308,291)	(54,839)	24,276,191	66,996,133	—	1,178,472

Total	$82,375,811	$17,467,514	$(13,646,623)	$5,724,539	$49,678,393	$141,599,634	$—

* This security is no longer an affiliate of the Fund as of the date of this report. Net change in unrealized appreciation (depreciation) on investments—affiliated per the Statements of Operations differs from the amount shown above due to this. The amount shown on the Statements of Operations includes a change in unrealized appreciation (depreciation) of $(14,639,616) from this security which was the entire amount of the unrealized appreciation of MarineMax, Inc. as of 10/31/20.

Expense limitations  |  Carillon Tower has contractually agreed to reduce its fees and/or reimburse expenses to each class of the Funds through February 28, 2022 to the extent that the annual operating expense ratio for each class of shares exceeds the following annualized ratios as a percentage of the average daily net assets of each class of shares.

Expense limitations rate schedule	Class A	Class C	Class I	Class R-3	Class R-5	Class R-6	Class Y
Capital Appreciation Fund	1.00%	1.75%	0.70%	1.25%	0.70%	0.60%	1.00%
International Stock Fund	1.45%	2.20%	1.15%	1.70%	1.15%	1.05%	1.45%
Growth & Income Fund	1.25%	2.00%	0.95%	1.50%	0.95%	0.85%	1.25%
Mid Cap Growth Fund	1.25%	2.00%	0.95%	1.50%	0.95%	0.85%	1.25%
Small Cap Growth Fund	1.25%	2.00%	0.95%	1.50%	0.95%	0.85%	1.25%
International Fund*	1.25%	2.00%	0.95%	1.50%	0.95%	0.85%	1.25%
Mid Cap Fund	1.45%	2.20%	1.15%	1.70%	1.15%	1.05%	1.45%
Small Cap Fund	1.25%	2.00%	0.95%	1.50%	0.95%	0.85%	1.25%
Core Bond Fund	0.80%	1.55%	0.40%	1.05%	0.50%	0.40%	0.80%
Core Plus Bond Fund	0.80%	1.55%	0.40%	1.05%	0.50%	0.40%	0.80%
Unconstrained Bond Fund	0.80%	1.55%	0.50%	1.05%	0.50%	0.40%	0.80%

* Prior to the Board approved changes effective March 1, 2021, the expense limitation rate schedule for the International Fund was as follows:

Expense limitations rate schedule	Class A	Class C	Class I	Class R-3	Class R-5	Class R-6	Class Y
International Fund	1.45%	2.20%	1.15%	1.70%	1.15%	1.05%	1.45%

Fees and expenses waived and/or reimbursed based on the expense rate limitation schedule were as follows:

Expenses waived and/or reimbursed 11/1/20 to 4/30/21	Fund Level	Class A	Class C	Class I	Class R-3	Class R-5	Class R-6	Class Y
Capital Appreciation Fund	$242,395	$25,526	$1,360	$138,875	$136	$1,859	$586	$—
International Stock Fund	172,777	437	150	1,377	338	—	78	—
Growth & Income Fund	—	—	—	—	—	—	—	—
Mid Cap Growth Fund	—	—	—	—	—	—	—	—
Small Cap Growth Fund	—	—	—	—	—	—	—	—
International Fund	—	—	—	55,455	—	—	476	—
Mid Cap Fund	—	—	—	—	—	—	—	—
Small Cap Fund	—	—	—	—	—	—	—	—
Core Bond Fund	289,798	745	1,010	555,256	9	—	351	27,332
Core Plus Bond Fund	360,394	405	1,401	1,130,694	—	—	577	41,031
Unconstrained Bond Fund	1,292,353	81	388	412,973	—	1	24,868	19,217

A portion or all of a Fund’s fees and expenses waived and/or reimbursed by the Manager in prior fiscal years may be recoverable by Carillon Tower prior to their expiration date. Any previously waived and/or reimbursed fees and expenses are recoverable by Carillon Tower only from the same class of shares and within two years from the Fund’s fiscal year-end during which the fees and expenses were originally waived and/or reimbursed. Previously waived and/or reimbursed fees

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and expenses are recovered by Carillon Tower within the following two fiscal years when fees and expenses in the current fiscal year fall below the lesser of the current expense cap or the expense cap in effect at the time of the waiver and/or reimbursement. Carillon Tower receives payments from ClariVest and Scout for amounts waived and/or reimbursed under each contractual fee waiver and expense reimbursement agreement and provides to ClariVest and Scout any recoupment that Carillon Tower receives from the Funds. The following tables show the amounts that Carillon Tower may be allowed to recover by class of shares and the dates that these amounts will expire:

Recoverable expenses - 10/31/2023	Fund Level	Class A	Class C	Class I	Class R-3	Class R-5	Class R-6	Class Y
Capital Appreciation Fund	$242,395	$25,526	$1,360	$138,875	$136	$1,859	$586	$—
International Stock Fund	172,777	437	150	1,377	338	—	78	—
Growth & Income Fund	—	—	—	—	—	—	—	—
Mid Cap Growth Fund	—	—	—	—	—	—	—	—
Small Cap Growth Fund	—	—	—	—	—	—	—	—
International Fund	—	—	—	55,455	—	—	476	—
Mid Cap Fund	—	—	—	—	—	—	—	—
Small Cap Fund	—	—	—	—	—	—	—	—
Core Bond Fund	289,798	745	1,010	555,256	9	—	351	27,332
Core Plus Bond Fund	360,394	405	1,401	1,130,694	—	—	577	41,031
Unconstrained Bond Fund	1,292,353	81	388	412,973	—	1	24,868	19,217

Recoverable expenses - 10/31/2022	Fund Level	Class A	Class C	Class I	Class R-3	Class R-5	Class R-6	Class Y
Capital Appreciation Fund	$441,570	$106,153	$7,997	$286,809	$1,114	$6,280	$7,521	$79
International Stock Fund	326,891	6,501	4,550	9,750	2,253	73	456	88
Growth & Income Fund	—	—	—	—	—	—	—	—
Mid Cap Growth Fund	—	—	—	—	—	—	—	—
Small Cap Growth Fund	—	—	—	—	—	—	—	48
International Fund	—	117	77	—	47	52	—	79
Mid Cap Fund	—	—	—	—	—	—	—	—
Small Cap Fund	—	—	—	—	262	65	—	—
Core Bond Fund	456,016	479	440	453,796	64	65	201	4,989
Core Plus Bond Fund	525,670	341	703	1,358,670	61	64	95	28,254
Unconstrained Bond Fund	2,259,763	244	613	843,029	59	64	40,119	20,978

Recoverable expenses - 10/31/2021	Fund Level	Class A	Class C	Class I	Class R-3	Class R-5	Class R-6	Class Y
Capital Appreciation Fund	$448,383	$82,911	$10,397	$296,016	$2,680	$8,041	$44,904	$65
International Stock Fund	338,713	6,893	4,245	12,210	2,140	78	431	115
Growth & Income Fund	—	—	—	—	—	—	—	—
Mid Cap Growth Fund	—	—	—	—	—	—	—	—
Small Cap Growth Fund	—	—	—	—	—	—	—	1
International Fund	—	473	—	—	36	43	—	64
Mid Cap Fund	—	—	—	—	—	—	—	—
Small Cap Fund	—	—	—	—	71	15	—	—
Core Bond Fund	364,609	520	557	237,974	60	65	75	2,052
Core Plus Bond Fund	447,010	310	491	1,183,283	59	64	74	14,732
Unconstrained Bond Fund	2,953,926	212	192	1,030,620	48	64	46,567	25,048

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The Manager recovered previously waived expenses during the period ended April 30, 2021 as follows:

Recovered fees previously waived	Fund Level	Class A	Class C	Class I	Class R-3	Class R-5	Class R-6	Class Y
Capital Appreciation Fund	$—	$—	$—	$—	$—	$—	$—	$5
International Stock Fund	—	—	—	—	—	—	—	3
Growth & Income Fund	—	—	—	—	—	—	—	—
Mid Cap Growth Fund	—	—	—	—	—	—	—	—
Small Cap Growth Fund	—	—	—	—	—	—	—	55
International Fund	—	75	33	—	9	6	—	10
Mid Cap Fund	—	—	—	—	—	—	—	—
Small Cap Fund	—	—	—	—	79	10	265	—
Core Bond Fund	—	—	—	—	—	—	—	—
Core Plus Bond Fund	—	—	—	—	—	—	—	—
Unconstrained Bond Fund	—	—	—	—	3	—	—	—

Trustees and officers compensation  |  Each Trustee of the Carillon Family of Funds receives an annual retainer along with meeting fees for those Carillon Family of Funds’ regular or special meetings attended in person and 25% of such meeting fees are received for telephonic meetings. All reasonable out-of-pocket expenses are also reimbursed. Except when directly attributable to a Fund, Trustees’ fees and expenses are paid equally by each Fund in the Carillon Family of Funds. Certain officers of the Carillon Family of Funds may also be officers and/or directors of Carillon Tower. Such officers receive no compensation from the Funds except for the Funds’ Chief Compliance Officer. A portion of the Chief Compliance Officer’s total compensation is paid equally by each Fund in the Carillon Family of Funds.

NOTE 5  |  Federal income taxes and distributions  |  Each Fund is treated as a single corporate taxpayer as provided for in the Tax Reform Act of 1986, as amended. Accordingly, no provision for federal income taxes is required since each of the Funds intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. The Manager has analyzed the Funds’ tax positions taken or expected to be taken on federal income tax returns for all open tax years (tax years ended October 31, 2017 to October 31, 2020 for all Funds except for the International Fund, Mid Cap Fund, Small Cap Fund, Core Bond Fund, Core Plus Bond Fund and Unconstrained Bond Fund which have open tax years ended June 30, 2017 and October 31, 2017 to October 31, 2020) and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

Federal income tax regulations differ from GAAP; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and net realized gains for financial reporting purposes. These differences primarily relate to deferral of losses from wash sales and non-REIT return of capital.

For income tax purposes, distributions paid during the fiscal periods indicated were as follows (tax character for the period ended April 30, 2021 is estimated):

		Capital Appreciation Fund	International Stock Fund	Growth & Income Fund	Mid Cap Growth Fund	Small Cap Growth Fund	International Fund
Ordinary Income	11/1/20 to 4/30/21	$1,115,876	$75,568	$7,176,898	$—	$—	$9,331,172
	11/1/19 to 10/31/20	2,454,852	264,615	15,572,999	—	—	13,600,132
Long-term capital gain	11/1/20 to 4/30/21	67,589,813	—	27,280,810	166,160,322	511,775,483	35,871,614
	11/1/19 to 10/31/20	6,949,788	—	23,218,968	123,370,282	247,721,477	40,905,790

			Mid Cap Fund	Small Cap Fund	Core Bond Fund	Core Plus Bond Fund	Unconstrained Bond Fund
Ordinary Income	11/1/20 to 4/30/21		$16,967,988	$6,780,836	$14,876,361	$59,310,414	$16,983,170
	11/1/19 to 10/31/20		19,015,277	—	5,191,093	27,557,422	22,475,751
Long-term capital gain	11/1/20 to 4/30/21		62,342,028	21,192,210	232,070	3,894,294	—
	11/1/19 to 10/31/20		2,233,836	12,635,960	—	—	—

52

Notes to Financial Statements

(UNAUDITED)    |    04.30.2021

At October 31, 2020, the components of distributable earnings (losses) on a tax basis were as follows:

	Capital Appreciation Fund	International Stock Fund	Growth & Income Fund	Mid Cap Growth Fund	Small Cap Growth Fund	International Fund
Cost of investments	$235,478,774	$8,388,614	$547,658,641	$4,243,905,861	$1,898,370,849	$360,866,775
Gross unrealized appreciation	236,866,410	1,075,485	197,488,079	2,537,747,639	1,187,663,675	154,637,113
Gross unrealized depreciation	(10,353,359)	(1,165,222)	(20,004,609)	(138,524,847)	(165,111,662)	(63,674,803)
Net unrealized appreciation/(depreciation)	226,513,051	(89,737)	177,483,470	2,399,222,792	1,022,552,013	90,962,310
Undistributed ordinary income	1,115,870	69,602	888,594	—	—	—
Undistributed long-term gain	67,589,797	—	27,280,544	166,159,833	511,775,059	35,871,384
Total undistributed earnings	68,705,667	69,602	28,169,138	166,159,833	511,775,059	35,871,384
Other accumulated gains (losses)	(1)	(1,218,753)	(1,821)	(15,593,897)	(12,442,002)	55,750
Total distributable earnings (loss)	$295,218,717	$(1,238,888)	$205,650,787	$2,549,788,728	$1,521,885,070	$126,889,444

	Mid Cap Fund	Small Cap Fund	Core Bond Fund	Core Plus Bond Fund	Unconstrained Bond Fund
Cost of investments	$2,345,670,168	$208,275,253	$629,131,541	$1,268,109,429	$802,181,772
Gross unrealized appreciation	653,025,874	116,271,860	7,969,578	30,742,595	28,355,637
Gross unrealized depreciation	(213,842,368)	(21,117,795)	(2,790,517)	(5,265,402)	(4,312,497)
Net unrealized appreciation/(depreciation)	439,183,506	95,154,065	5,179,061	25,477,193	24,043,140
Undistributed ordinary income	15,891,781	6,666,284	12,587,874	53,542,456	12,760,947
Undistributed long-term gain	62,340,103	21,192,165	231,923	3,894,278	—
Total undistributed earnings	78,231,884	27,858,449	12,819,797	57,436,734	12,760,947
Other accumulated gains (losses)	10	(8,723)	—	—	(8,621,289)
Total distributable earnings (loss)	$517,415,400	$123,003,791	$17,998,858	$82,913,927	$28,182,798

At October 31, 2020, the difference between book-basis and tax-basis unrealized appreciation (depreciation) was attributable primarily to the tax deferral of losses from wash sales and differences in the accounting treatment for non-REIT returns of capital, investments in passive foreign investment companies and swaps.

NOTE 6  |  Other Derivative Information  |  At April 30, 2021, the Funds have invested in derivative contracts which are reflected on the Statements of Assets and Liabilities as follows:

			Asset	Liability
	Risk Exposure Category	Statements of Assets and Liabilities Location	Fair Value Amount	Fair Value Amount
Core Bond Fund	Credit	Open swap contracts, at value*	$619,824	N/A

	Total		$619,824	N/A

Core Plus Bond Fund	Credit	Open swap contracts, at value*	$2,616,055	N/A
	Currency	Unrealized appreciation - open forward contracts	422,917	N/A
	Currency	Unrealized depreciation - open forward contracts	N/A	1,244,815

	Total		$3,038,972	$1,244,815

Unconstrained Bond Fund	Credit	Open swap contracts, at value*	$6,730,255	N/A
	Interest rate	Unrealized appreciation - open forward contracts^	157,386	N/A
	Currency	Unrealized appreciation - open forward contracts	809,217	N/A
	Currency	Unrealized depreciation - open forward contracts	N/A	1,578,810

	Total		$7,696,858	$1,578,810

* Included in Deposit at broker - open swap contracts.

^ Included in Deposit at broker - open futures contracts.

53

Notes to Financial Statements

(UNAUDITED)    |    04.30.2021

Financial Accounting Standards Board Accounting Update 2011-11, Disclosures about Offsetting Assets and Liabilities requires an entity that has financial instruments that are either 1) offset or 2) subject to an enforceable master netting arrangement or similar agreement to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. As of April 30, 2021, the Funds did not hold any financial or derivative instruments that are offset or subject to enforceable master netting agreements (or related arrangements).

For the period ended April 30, 2021, the effect of derivative contracts on the Funds’ Statements of Operations is as follows:

	Risk Exposure Category	Derivative Instrument	Net Realized Gains (Losses)	Net Change in Unrealized Appreciation (Depreciation)
Core Bond Fund	Credit	Swap contracts	$663,654	$389,247

Total			$663,654	$389,247

Core Plus Bond Fund	Credit	Swap contracts	$2,914,989	$(160,444)
	Currency	Forward contracts	1,185,243	(831,649)

Total			$4,100,232	$(992,093)

Unconstrained Bond Fund	Credit	Swap contracts	$4,883,142	$111,989
	Interest rate	Futures contracts	11,773,402	(985,443)
	Currency	Forward contracts	3,576,010	(440,023)

Total			$20,232,554	$(1,313,477)

Refer to Note 2 for additional information regarding investments in derivatives.

NOTE 7  |  Securities lending  |  To earn additional income, each Fund may loan portfolio securities to qualified broker dealers. The primary objective of securities lending is to supplement a Fund’s income through investment of the cash collateral in short-term interest bearing obligations. The collateral for a Fund’s loans will be marked-to-market daily so that at all times the collateral exceeds 100% of the value of the loan. A Fund may terminate such loans at any time and the market risk applicable to any security loaned remains its risk. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, a Fund retains the right to call the loans at any time on reasonable notice, and it may choose to do so in order that the securities may be voted by it if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. A Fund also may call such loans in order to sell the securities involved. The borrower must add to the collateral whenever the market value of the securities rises above the level of such collateral. While securities are on loan, the Funds continue to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount may be received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Funds would be subject to on the dividend. Securities loans involve some risk. There is a risk that a borrower may default on its obligations to return loaned securities; however, the funds’ securities lending agent may indemnify a Fund against that risk. A Fund could incur a loss if the borrower should fail financially at a time when the value of the loaned securities is greater than the collateral, and a Fund could lose rights in the collateral should the borrower fail financially. The securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with a fund’s ability to vote proxies or to settle transactions. A Fund will also be responsible for the risks associated with the investment of cash collateral. In any case in which the loaned securities are not returned to a Fund before an ex-dividend date, the payment in lieu of the dividend that a fund receives from the securities’ borrower would not be treated as a dividend for federal income tax purposes and thus would not qualify for treatment as “qualified dividend income.”

Each security on loan as of the date of this report is footnoted on each Fund’s Investment Portfolio, along with the total value of all securities on loan. Cash collateral received for securities on loan has been invested in the First American Government Obligations Fund Class X (the “money market fund”). The money market fund is included in each respective Fund’s Investment Portfolio and is footnoted as having been purchased with cash collateral received for securities on loan. The value of the money market fund is included as an asset on the Statements of Assets and Liabilities as part of “Investments – unaffiliated, at value.” A liability of equal value to the cash collateral received and subsequently invested in the money market fund is included on the Statements of Assets and Liabilities as “Payable for securities lending collateral received.” Income earned from securities lending, net of applicable fees, is shown on the Statement of Operations as income from “Securities lending, net.”

NOTE 8  |  Line of Credit  |  As of April 30, 2021, the Trust has a secured line of credit of up to $350,000,000 with U.S. Bank N.A, secured by a first priority lien on the Trust’s assets. Each Fund may borrow up to 33.33% of the net market value of such Fund’s assets, with the maximum aggregate limit of $350,000,000 for all Funds. Borrowings under this arrangement bear interest at U.S. Bank N.A.‘s prime rate minus 1.00%, which as of April 30, 2021 was 2.25% (prime rate of 3.25% minus 1.00%). The following table shows the details of the Funds’ borrowing activity during the period ended April 30, 2021. Funds that are not listed did not utilize the line of credit during the period.

	Maximum Outstanding Balance	Average Daily Balance	Total Interest Incurred	Average Annual Interest Rate
Capital Appreciation Fund	$5,756,000	$37,414	$423	2.25%
International Stock Fund	861,000	9,669	109	2.25
Growth & Income Fund	283,000	1,564	18	2.25
Small Cap Growth Fund	31,783,000	806,657	9,125	2.25

54

Notes to Financial Statements

(UNAUDITED)    |    04.30.2021

	Maximum Outstanding Balance	Average Daily Balance	Total Interest Incurred	Average Annual Interest Rate
International Fund	$ 5,321,000	$ 92,398	$ 1,045	2.25%
Mid Cap Fund	1,238,000	6,840	77	2.25
Small Cap Fund	2,406,000	25,663	290	2.25

As of April 30, 2021, none of the Funds had any amounts outstanding under the line of credit.

NOTE 9  |   Regulatory Changes   |   In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 will impose limits on the amount of derivatives a Fund could enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Funds will be required to comply with Rule 18f-4 by August 19, 2022. It is not currently clear what impact, if any, Rule 18f-4 will have on the availability, liquidity or performance of derivatives. Management is currently evaluating the potential impact of Rule 18f-4 on the Funds. When fully implemented, Rule 18f-4 may require changes in how a Fund uses derivatives, adversely affect the Fund’s performance and increase costs related to the Fund’s use of derivatives.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Funds will be required to comply with the rules by September 8, 2022. Management is currently assessing the potential impact of the new rules on the Funds’ financial statements.

NOTE 10  |   Other Matters   |   The ongoing novel coronavirus (“COVID-19”) pandemic has disrupted markets globally and caused significant uncertainty in the global economy. The pandemic has resulted in, among other things, travel restrictions, closed international borders, prolonged quarantines, cancellations, and supply chain disruptions, as well as general concern and uncertainty. Although an economic recovery is underway, it continues to be gradual, uneven, and characterized by meaningful dispersion across sectors and industries. The duration, extent, and ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds are impossible to predict and will continue to evolve. The effects may impact the value and performance of the Funds, their ability to buy and sell investments at appropriate valuations, their ability to achieve their investment objectives, and their cash flows.

NOTE 11   |   Subsequent events   |   The Manager has evaluated subsequent events through June 18, 2021, the date these financial statements were issued, and determined that no other material events or transactions would require recognition or disclosure in the Funds’ financial statements.

55

Understanding Your Ongoing Costs

(UNAUDITED)    |    04.30.2021

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases, contingent deferred sales charges, or redemption fees; and (2) ongoing costs, including investment advisory fees, distribution (12b-1) fees, and other fund expenses. The following sections are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect one-time transaction expenses, such as sales charges or redemption fees. Therefore, if these transactional costs were included, your costs would have been higher. For more information, see your Fund’s prospectus or contact your financial adviser.

Actual expenses  |  The table below shows the actual expenses you would have paid on a $1,000 investment made in each Fund on November 1, 2020 and held through April 30, 2021. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns after ongoing expenses. This table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes  |  The table below shows each Fund’s expenses based on a $1,000 investment held from November 1, 2020 through April 30, 2021 and assuming for this period a hypothetical 5% annualized rate of return before ongoing expenses, which is not the Fund’s actual return. Please note that you should not use this information to estimate your actual ending account balance and expenses paid during the period. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the Funds with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison.

		Actual expenses		Hypothetical expenses

	Beginning Account Value	Ending Account Value	Expenses paid during period (a)	Ending Account Value	Expenses paid during period (a)	Annualized expense ratio

Capital Appreciation Fund
Class A	$1,000.00	$1,249.80	$5.58	$1,019.84	$5.01	1.00%
Class C	1,000.00	1,245.20	9.74	1,016.12	8.75	1.75
Class I	1,000.00	1,251.70	3.91	1,021.32	3.51	0.70
Class R-3	1,000.00	1,248.40	6.97	1,018.60	6.26	1.25
Class R-5	1,000.00	1,251.70	3.91	1,021.32	3.51	0.70
Class R-6	1,000.00	1,252.50	3.35	1,021.82	3.01	0.60
Class Y	1,000.00	1,250.00	5.58	1,019.84	5.01	1.00

International Stock Fund
Class A	1,000.00	1,320.80	8.34	1,017.60	7.25	1.45
Class C	1,000.00	1,316.00	12.63	1,013.88	10.99	2.20
Class I	1,000.00	1,323.00	6.62	1,019.09	5.76	1.15
Class R-3	1,000.00	1,317.60	9.77	1,016.36	8.50	1.70
Class R-5	1,000.00	1,322.00	6.62	1,019.09	5.76	1.15
Class R-6	1,000.00	1,323.20	6.05	1,019.59	5.26	1.05
Class Y	1,000.00	1,319.90	8.34	1,017.60	7.25	1.45

Growth & Income Fund
Class A	1,000.00	1,247.80	5.41	1,019.98	4.86	0.97
Class C	1,000.00	1,243.40	9.51	1,016.31	8.55	1.71
Class I	1,000.00	1,249.80	3.79	1,021.42	3.41	0.68
Class R-3	1,000.00	1,246.20	7.02	1,018.55	6.31	1.26
Class R-5	1,000.00	1,249.30	3.96	1,021.27	3.56	0.71
Class R-6	1,000.00	1,250.10	3.40	1,021.77	3.06	0.61
Class Y	1,000.00	1,247.40	5.29	1,020.08	4.76	0.95

Mid Cap Growth Fund
Class A	1,000.00	1,238.90	5.72	1,019.69	5.16	1.03
Class C	1,000.00	1,234.50	9.53	1,016.27	8.60	1.72
Class I	1,000.00	1,240.60	4.00	1,021.22	3.61	0.72
Class R-3	1,000.00	1,237.30	7.05	1,018.50	6.36	1.27
Class R-5	1,000.00	1,240.70	4.06	1,021.17	3.66	0.73
Class R-6	1,000.00	1,241.10	3.56	1,021.62	3.21	0.64
Class Y	1,000.00	1,238.70	5.72	1,019.69	5.16	1.03

56

Understanding Your Ongoing Costs

(UNAUDITED)    |    04.30.2021

		Actual expenses		Hypothetical expenses

	Beginning Account Value	Ending Account Value	Expenses paid during period (a)	Ending Account Value	Expenses paid during period (a)	Annualized expense ratio

Small Cap Growth Fund
Class A	$ 1,000.00	$ 1,321.30	$ 6.10	$ 1,019.54	$ 5.31	1.06%
Class C	1,000.00	1,316.80	10.11	1,016.07	8.80	1.76
Class I	1,000.00	1,323.50	4.38	1,021.03	3.81	0.76
Class R-3	1,000.00	1,319.90	7.42	1,018.40	6.46	1.29
Class R-5	1,000.00	1,323.20	4.38	1,021.03	3.81	0.76
Class R-6	1,000.00	1,324.00	3.80	1,021.52	3.31	0.66
Class Y	1,000.00	1,320.10	7.19	1,018.60	6.26	1.25

International Fund
Class A	1,000.00	1,364.80	8.09	1,017.95	6.90	1.38
Class C	1,000.00	1,359.30	12.46	1,014.23	10.64	2.13
Class I	1,000.00	1,366.90	6.28	1,019.49	5.36	1.07
Class R-3	1,000.00	1,363.00	9.55	1,016.71	8.15	1.63
Class R-5	1,000.00	1,366.80	6.34	1,019.44	5.41	1.08
Class R-6	1,000.00	1,366.70	5.69	1,019.98	4.86	0.97
Class Y	1,000.00	1,364.40	8.09	1,017.95	6.90	1.38

Mid Cap Fund
Class A	1,000.00	1,357.50	7.01	1,018.84	6.01	1.20
Class C	1,000.00	1,352.10	11.43	1,015.08	9.79	1.96
Class I	1,000.00	1,359.20	5.56	1,020.08	4.76	0.95
Class R-3	1,000.00	1,356.10	8.76	1,017.36	7.50	1.50
Class R-5	1,000.00	1,359.40	5.56	1,020.08	4.76	0.95
Class R-6	1,000.00	1,360.30	5.03	1,020.53	4.31	0.86
Class Y	1,000.00	1,357.30	7.36	1,018.55	6.31	1.26

Small Cap Fund
Class A	1,000.00	1,470.50	7.04	1,019.09	5.76	1.15
Class C	1,000.00	1,464.60	11.61	1,015.37	9.49	1.90
Class I	1,000.00	1,472.40	5.52	1,020.33	4.51	0.90
Class R-3	1,000.00	1,467.30	9.18	1,017.36	7.50	1.50
Class R-5	1,000.00	1,466.70	5.81	1,020.08	4.76	0.95
Class R-6	1,000.00	1,473.00	5.03	1,020.73	4.11	0.82
Class Y	1,000.00	1,469.20	6.80	1,019.29	5.56	1.11

Core Bond Fund
Class A	1,000.00	983.60	3.93	1,020.83	4.01	0.80
Class C	1,000.00	979.70	7.61	1,017.11	7.75	1.55
Class I	1,000.00	984.80	1.97	1,022.81	2.01	0.40
Class R-3	1,000.00	982.60	5.16	1,019.59	5.26	1.05
Class R-5	1,000.00	985.00	2.46	1,022.32	2.51	0.50
Class R-6	1,000.00	985.50	1.97	1,022.81	2.01	0.40
Class Y	1,000.00	982.80	3.93	1,020.83	4.01	0.80

Core Plus Bond Fund
Class A	1,000.00	988.50	3.94	1,020.83	4.01	0.80
Class C	1,000.00	984.90	7.63	1,017.11	7.75	1.55
Class I	1,000.00	990.70	1.97	1,022.81	2.01	0.40
Class R-3	1,000.00	987.30	5.17	1,019.59	5.26	1.05
Class R-5	1,000.00	989.90	2.47	1,022.32	2.51	0.50
Class R-6	1,000.00	990.40	1.97	1,022.81	2.01	0.40
Class Y	1,000.00	988.70	3.94	1,020.83	4.01	0.80

Unconstrained Bond Fund
Class A	1,000.00	1,033.10	4.03	1,020.83	4.01	0.80
Class C	1,000.00	1,029.00	7.80	1,017.11	7.75	1.55
Class I	1,000.00	1,034.40	2.52	1,022.32	2.51	0.50
Class R-3	1,000.00	1,031.20	5.29	1,019.59	5.26	1.05
Class R-5	1,000.00	1,034.50	2.52	1,022.32	2.51	0.50
Class R-6	1,000.00	1,034.90	2.02	1,022.81	2.01	0.40
Class Y	1,000.00	1,032.20	4.03	1,020.83	4.01	0.80

(a) Expenses are calculated using each Fund’s annualized expense ratios for each class of shares, multiplied by the average account value for the period, then multiplying the result by the actual number of days in the period (181), and then dividing that result by the actual number of days in the fiscal year (365).

57

Amendments to Investment Advisory and Subadvisory Agreements

(UNAUDITED)

Approvals Related to Carillon Scout International Fund  |  At meetings held on November 19-20, 2020, the Board of Trustees (“Board”) of Carillon Series Trust (“Trust”) considered proposed amendments to (1) the existing investment advisory agreement between Carillon Tower Advisers, Inc. (“Carillon Tower”) and the Trust with respect to the Carillon Scout International Fund (“Fund”), and (2) the investment subadvisory agreement between Carillon Tower and Scout Investments, Inc. (“Scout”) with respect to the Fund (collectively, the “Agreements”).

The Board considered that the only substantive change in the Agreements was a reduction of the fee payable by the Fund to Carillon Tower and the fee payable by Carillon Tower to Scout. The Board also took into consideration that it had reviewed, among other things, the nature, extent and quality of services being provided to the Fund by Carillon Tower and Scout at the Board’s August 13-14,

2020 meetings in connection with its annual renewal of the Agreements and that there were no relevant material changes to the information provided to the Board since its annual review meetings August 13-14, 2020. Additionally, the Board considered that it receives substantial amounts of information regarding the Fund, including the nature, extent and quality of services provided to the Fund by Carillon Tower and Scout, at its meetings held throughout the year.

Based on the considerations described above, the Board, including a majority of Trustees who are not “interested persons” of the Fund, Carillon Tower or Scout, as that term is defined in the Investment Company Act of 1940, as amended, concluded that the proposed investment advisory and sub-advisory fee rates are fair, reasonable and in the best interests of the Fund, and approved the amended Agreements.

Principal Risks

(UNAUDITED)

Risk	Carillon ClariVest Capital Appreciation Fund	Carillon ClariVest International Stock Fund	Carillon Eagle Growth & Income Fund	Carillon Eagle Mid Cap Growth Fund	Carillon Eagle Small Cap Growth Fund	Carillon Scout International Fund
Credit						X
Credit ratings						X
Currencies		X				X
Emerging markets						X
Equity securities	X	X	X	X	X	X
Focused holdings			X			X
Foreign securities		X	X			X
Growth stocks	X	X	X	X	X	X
Initial public offerings					X
Issuer						X
Japan		X
Large-cap companies	X		X
Liquidity		X				X
Market	X	X	X	X	X	X
Market timing		X			X	X
Mid-cap companies	X		X	X	X
Other investment companies, including ETFs		X
Quantitative strategy	X	X
Redemptions						X
Sectors	X			X	X	X
Securities lending	X	X	X	X	X	X
Small-cap companies				X	X
United Kingdom securities						X
Valuation						X
Value stocks			X			X

58

Principal Risks

(UNAUDITED)

Risk	Carillon Scout Mid Cap Fund	Carillon Scout Small Cap Fund	Carillon Reams Core Bond Fund	Carillon Reams Core Plus Bond Fund	Carillon Reams Unconstrained Bond Fund
Credit			X	X	X
Credit ratings			X	X	X
Currencies	X		X	X	X
Derivatives			X	X	X
Emerging markets	X	X			X
Equity securities	X	X
Focused holdings		X
Foreign securities	X	X	X	X	X
Growth stocks	X	X
High-yield securities				X	X
Income			X	X	X
Interest rate			X	X	X
Issuer			X	X	X
Leverage			X	X	X
LIBOR			X	X	X
Liquidity			X	X	X
Market	X	X	X	X	X
Market timing	X	X			X
Maturity			X	X	X
Mid-cap companies	X	X
Mortgage- and asset-backed securities			X	X	X
Portfolio turnover	X		X	X	X
Redemptions			X	X	X
Sectors		X
Securities lending	X	X	X	X	X
Short sales					X
Small-cap companies	X	X
U.S. government securities and government sponsored enterprises			X	X	X
U.S. Treasury obligations			X	X	X
Valuation			X	X	X
Value stocks	X	X

Credit  |  A fund could lose money if the issuer or a counterparty, in the case of a derivatives contract, is unable or unwilling, or is perceived as unable or unwilling (whether by market participants, ratings agencies, pricing services or otherwise) to meet its financial obligations or goes bankrupt. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings. Generally, the longer the maturity and the lower the credit quality of a security, the more sensitive it is to credit risk. The downgrade of the credit rating of a security held by a fund may decrease its value and may make it more difficult for the fund to sell it. Credit risk may change over the life of an instrument. Credit risk usually applies to most fixed income securities. U.S. government securities, especially those that are not backed by the full faith and credit of the U.S. Treasury, such as securities supported only by the credit of the issuing governmental agency or government-sponsored enterprise, carry at least some risk of nonpayment, and the maximum potential liability of the issuers of such securities may greatly exceed their current resources. There is no assurance that the U.S. government would provide financial support to the issuing entity if not obligated to do so by law. Further, any government guarantees on U.S. government securities that a fund owns extend only to the timely payment of interest and the repayment of principal on the securities themselves and do not extend to the market value of the securities themselves or to shares of the fund.

Credit ratings  |  Ratings by nationally recognized rating agencies generally represent the agencies’ opinion of the credit quality of an issuer. However, these ratings are not absolute standards of quality and do not guarantee the creditworthiness of an issuer, and may prove to be inaccurate. Ratings do not necessarily address market risk and may not be revised quickly enough to reflect changes in an issuer’s financial condition.

59

Principal Risks

(UNAUDITED)

Currencies  |  A fund may have exposure to foreign currencies through its investments. Foreign currencies may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, may be affected unpredictably by intervention, or the failure to intervene, of the U.S. or foreign governments, central banks, or supranational entities such as the International Monetary Fund, and may be affected by the imposition of currency controls or political developments in the U.S. or abroad. As a result, a fund’s exposure to foreign currencies may reduce the returns of a fund. Foreign currencies may decline in value relative to the U.S. dollar and other currencies and thereby affect a fund’s investments. In addition, changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency futures and forwards, if used, may not always work as intended, and in specific cases, a Fund may be worse off than if it had not used such instrument(s). In the case of hedging positions, the U.S. dollar or other currency may decline in value relative to the foreign currency that is being hedged and thereby affect a fund’s investments. There may not always be suitable hedging instruments available. Even where suitable hedging instruments are available, a fund may choose to not hedge its currency risks.

Derivatives  |  Derivatives, such as options, futures contracts, currency forwards, including NDFs, or swap agreements, (including credit default swaps and credit default swap index products), may involve greater risks than if a fund had invested in the reference obligation directly. Derivatives are subject to general market risks, liquidity risks, interest rate risk, and credit risks. Derivatives also present the risk that the other party to the transaction will fail to perform. Counterparty risk is generally thought to be greater with derivatives that are traded over-the-counter than with derivatives that are exchange-traded or centrally cleared. However, derivatives that are traded on organized exchanges and/or through clearing organizations involve the possibility that the futures commission merchant or clearing organization will default in the performance of its obligations. Derivatives involve an increased risk of mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument, in which case a fund may not realize the intended benefits. When used for hedging, changes in the value of the derivative may also not correlate perfectly with the underlying asset, rate or index. Derivatives risk may be more significant when derivatives are used to enhance fund returns, increase liquidity, manage the duration of a fund’s portfolio and/or gain exposure to certain instruments or markets, rather than solely to hedge the risk of a position held by the fund.

Derivatives can cause a fund to participate in losses (as well as gains) in an amount that significantly exceeds the fund’s initial investment, and some derivatives have the potential for unlimited loss, regardless of the size of a fund’s initial investment, for example, where a fund may be called upon to deliver a security it does not own. Derivatives can create leverage, which can magnify the impact of a decline in the value of the reference instrument underlying the derivative, and a fund could lose more than the amount it invests. There may be material and prolonged deviations between the theoretical value and realizable value of a derivative. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. Derivatives may at times be highly illiquid, and a fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

The regulation of cleared and uncleared swap agreements, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action. It is not possible to predict fully the effects of current or future regulation. Changes in government regulation of various types of derivatives instruments may make derivatives more costly or limit the availability of derivatives, which may: limit or prevent a fund from using certain types of derivative instruments as part of its investment strategy; affect the character, timing of recognition and amount of a fund’s taxable income or recognized gains or losses; or otherwise adversely affect the value or performance of derivatives. Compared to other types of investments, derivatives may also be less tax efficient. A fund’s use of derivatives may be limited by the requirements for taxation of the fund as a regulated investment company. The SEC has adopted a new Rule 18f-4 that, among other matters, places limits on the use of derivatives by registered investment companies, such as a fund. A fund may have to comply with certain conditions depending on the extent of its use of derivatives, including (as applicable), the adoption and implementation of policies and procedures designed to manage a fund’s derivatives risks, recordkeeping and reporting requirements, compliance with a limit on the amount of leverage-related risk that a fund may obtain, and maintaining a derivatives risk management program and designating a derivatives risk manager. Compliance with the rule will likely subject a fund’s derivatives transactions to additional oversight and regulatory requirements.

•	Swap Agreements. Swaps can involve greater risks than a direct investment in an underlying asset, because swaps typically include a certain amount of embedded leverage and as such are subject to leveraging risk. If swaps are used as a hedging strategy, a fund is subject to the risk that the hedging strategy may not eliminate the risk that it is intended to offset, due to, among other reasons, the occurrence of unexpected price movements or the non-occurrence of expected price movements, as well as a lack of correlation between the swaps and the portfolio of assets that the swaps are designed to hedge or replace. Swaps also may be difficult to value. Swaps may be subject to liquidity risk, counterparty risk and credit risk. Swaps that are traded over-the-counter are not subject to standardized clearing requirements and may involve greater liquidity and counterparty risks. Credit default swaps may be subject to credit risk and the risks associated with the purchase and sale of credit protection. With respect to a credit default swap, if a fund is selling credit protection, there is a risk a fund is subject to many of the same risks it would be if it were holding debt obligations of the issuer; however, a fund would not have any recourse against such issuer and would not benefit from any collateral securing such issuer’s debt obligations. Therefore, when selling protection, a fund could be forced to liquidate other assets upon the occurrence of a credit event in order to pay the counterparty. There is also the risk that the transaction may be closed out at a time when the credit quality of the underlying investment has deteriorated, in which case a fund may need to make an early termination payment. If a fund is buying credit protection, there is the risk that no credit event will occur and a fund will receive no benefit (other than any hedging benefit) for the premium paid. There is also the risk that the transaction may be closed out at a time when the credit quality of the underlying investment has improved, in which case a fund may need to make an early termination payment.

•	Futures and Forward Contracts. Futures and forward contracts, including NDFs, are subject to counterparty risk, credit risk and liquidity risk. There may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes. There are no limitations on daily price movements of forward contracts. There can be no assurance that any strategy used will succeed. Not all forward contracts, including NDFs, require a counterparty to post collateral, which may expose a fund to greater losses in the event of a default by a counterparty. There can be no assurance that, at all times, a liquid market will exist for offsetting a futures contract that a fund has previously bought or sold and this may result in the inability to close a futures contract when desired. Forward currency transactions include the risks associated with fluctuations in currency. Interest rate and Treasury futures contracts expose a fund to price fluctuations resulting from changes in interest rates. A fund could suffer a loss if interest rates rise after a fund has purchased an interest rate futures contract or fall after a fund has sold an interest rate futures contract. Similarly, Treasury futures contracts expose a fund to potential losses if interest rates do not move as expected. Fixed income index futures contracts expose a fund to volatility in an underlying securities index.

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Principal Risks

(UNAUDITED)

•	Options. The movements experienced by a fund between the prices of options and prices of the assets (or indices) underlying such options, may differ from expectations, and may cause a fund to not achieve its objective. In order for a call option to be profitable, the market price of the underlying security or index must rise sufficiently above the call option exercise price to cover the premium and transaction costs. These costs will reduce any profit that might otherwise have been realized had a fund bought the underlying security instead of the call option. The buyer of a call option assumes the risk of losing its entire investment in the call option. The seller (writer) of a call option that is covered (i.e., the writer holds the underlying security) assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying assets above the exercise price of the option. The seller of an uncovered call option assumes the risk of a theoretically unlimited increase in the market price of the underlying assets above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase by such writer except at much higher prices. Purchasing securities to satisfy the exercise of the call option can itself cause the price of the securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. For a put option to be profitable, the market price of the underlying security or index must decline sufficiently below the put option’s exercise price to cover the premium and transaction costs. These costs will reduce any profit that might otherwise have been realized from a fund having shorted the declining underlying security by the premium paid for the put option and by transaction costs. The buyer of a put option assumes the risk of losing its entire investment in the put option. The seller (writer) of a put option that is covered (i.e., the writer has a short position in the underlying assets) assumes the risk of an increase in the market price of the underlying assets above the sales price (in establishing the short position) of the underlying assets plus the premium received, and gives up the opportunity for gain on the underlying assets below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying assets below the exercise price of the option. If an option that a fund has purchased expires unexercised, a fund will experience a loss in the amount of the premium it paid. The writer of an option, unlike the holder, generally is subject to initial and variation margin requirements on the option position. There can be no guarantee that the use of options will increase a fund’s return or income. The premium received from writing options may not be sufficient to offset any losses sustained from exercised options. In addition, there may be an imperfect correlation between the movement in prices of options and the securities underlying them, and there may at times not be a liquid secondary market for options.

Emerging markets  |  When investing in emerging markets, the risks of investing in foreign securities discussed below are heightened. Emerging markets have unique risks that are greater than or in addition to those associated with investing in developed markets because emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other foreign developed markets. There are also risks of: greater political uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities; delays and disruptions in securities settlement procedures; less stringent, or a lack of, uniform accounting, auditing, financial reporting and recordkeeping requirements or standards; less reliable clearance and settlement, registration and custodial procedures; trading suspensions and other restrictions on investment; and significant limitations on investor rights and recourse. The economies and governments of emerging market countries tend to be more unstable than those of developed countries, resulting in more volatile rates of return than the developed markets and significantly greater risk to investors. The governments of emerging market countries may also be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, intervene in the financial markets, and/or impose burdensome taxes that could adversely affect security prices. There may be less publicly available or less reliable information regarding issuers in emerging markets, which can impede a fund’s ability to accurately evaluate foreign securities. In certain emerging market countries, fraud and corruption may be more prevalent than in developed market countries, and investor protections may be more limited than those in other countries. It may be difficult to obtain or enforce legal judgments against non-U.S. companies and non-U.S. persons in foreign jurisdictions, through either the foreign judicial system or through a private arbitration process. Additionally, a fund may experience more volatile rates of return. These matters have the potential to impact a fund’s investment objective and performance.

Equity securities  |  A fund’s equity securities investments are subject to market risk. A fund may invest in the following equity securities, which may expose a fund to the following additional risks:

•	Common Stocks. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are unrelated to the company, such as changes in interest rates, exchange rates or industry regulation. Companies that pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. In the event of an issuer’s bankruptcy, there is substantial risk that there will be nothing left to pay common stockholders after payments, if any, to bondholders and preferred stockholders have been made.

•	Preferred Stocks. Preferred securities, including convertible preferred securities, are subject to issuer-specific and market risks; however, preferred securities may be less liquid than common stocks and offer more limited participation in the growth of an issuer. If interest rates rise, the dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bondholders. Preferred shareholders may have only certain limited rights if distributions are not paid for a stated period, but generally have no legal recourse against the issuer and may suffer a loss of value if distributions are not paid. Preferred stocks may have mandatory sinking fund provisions, as well as provisions for their call or redemption prior to maturity which can have a negative effect on their prices when interest rates decline. Because the rights of preferred stock on distribution of a corporation’s assets in the event of its liquidation are generally subordinated to the rights associated with a corporation’s debt securities, in the event of an issuer’s bankruptcy, there is substantial risk that there will be nothing left to pay preferred stockholders after payments, if any, to bondholders have been made. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt securities to actual or perceived changes in the company’s financial condition or prospects. Preferred stocks may also be subject to credit risk.

•

Convertible Securities. The investment value of a convertible security (“convertible”) is based on its yield and tends to decline as interest rates increase. The conversion value of a convertible is the market value that would be received if the convertible were converted to its underlying common stock. Since it derives a portion of its value from the common

61

Principal Risks

(UNAUDITED)

stock into which it may be converted, a convertible is also subject to the same types of market and issuer-specific risks that apply to the underlying common stock. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Convertible securities also are sensitive to movements in interest rates. Generally, a convertible security is subject to the market risks of stocks when the underlying stock’s price is high relative to the conversion price, and is subject to the market risks of debt securities when the underlying stock’s price is low relative to the conversion price. A convertible may be subject to redemption at the option of the issuer at a price established in the convertible’s governing instrument, which may be less than the current market price of the security. Convertibles typically are “junior” securities, which means an issuer may pay interest on its non-convertible debt before it can make payments on its convertibles. In the event of a liquidation, holders of convertibles may be paid before a company’s common stockholders but after holders of a company’s senior debt obligations.

•	Depositary Receipts. A fund may invest in securities issued by foreign companies through American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). These securities are subject to many of the risks inherent in investing in foreign securities, including, but not limited to, currency exchange rate fluctuations, political and financial instability in the home country of a particular depositary receipt, less liquidity, more volatility, less government regulation and supervision and delays in transaction settlement.

•	REITS. REITS or other real estate-related securities are subject to the risks associated with direct ownership of real estate, including, among other risks, declines in the value of real estate, risks related to general and local economic conditions or changes in demographic trends or tastes, increases in operating expenses, defaults by mortgagors or other borrowers and tenants, lack of availability of mortgage funds or financing, extended vacancies of properties, especially during economic downturns, losses due to environmental liabilities, and adverse governmental, legal or regulatory action (such as changes to zoning laws, changes in interest rates, condemnation, tax increases, regulatory limitations on rents, or enforcement of or changes to environmental regulations). Additionally, REITs are dependent on the skills of their managers. Shares of REITs may trade less frequently and, therefore, are subject to more erratic price movements than securities of larger issuers. REITs typically incur fees that are separate from those incurred by a fund, meaning a fund’s investment in REITs will result in the layering of expenses such that as a shareholder, a fund will indirectly bear a proportionate share of a REIT’s operating expenses. A domestic REIT could fail to qualify for tax-free “pass-through” of distributed net income and net realized gains under the Internal Revenue Code, or to maintain its exemption from registration under the 1940 Act.

•	Dividend-Paying Stocks. Securities of companies that have historically paid a high dividend yield may reduce or discontinue their dividends, reducing the yield of the fund. Low priced securities in the fund may be more susceptible to these risks. Past dividend payments are not a guarantee of future dividend payments. Securities that pay dividends may be sensitive to changes in interest rates, and a sharp increase in interest rates, or other market downturn, could result in a decision to decrease or eliminate a dividend. Also, the market return of high dividend yield securities, in certain market conditions, may perform worse than other investment strategies or the overall stock market. Changes to the dividend policies of companies in which a fund invests and the capital resources available for dividend payment at such companies may harm fund performance. A fund may also be harmed by changes to the favorable federal income tax treatment generally afforded to dividends.
•	Rights and Warrants. Investments in rights and warrants may be more speculative than certain other types of investments because rights and warrants do not carry dividend or voting rights with respect to the underlying securities or any rights in the assets of the issuer. In addition, the value of a right or a warrant does not necessarily change with the value of the underlying securities and a right or a warrant ceases to have value if it is not exercised prior to its expiration date. If a warrant or right to subscribe to additional shares is not exercised or, when permissible, sold prior to the warrant’s or right’s expiration date or redemption by the issuer, a fund could lose all or substantially all of the purchase price of the warrant or right. The market for warrants and rights may be very limited and there may at times not be a liquid secondary market for warrants and rights.

Focused holdings  |  For funds that normally hold a core portfolio of securities of fewer companies than other funds, the increase or decrease of the value of a single investment may have a greater impact on the fund’s NAV and total return when compared to other diversified funds. Although a focused portfolio has the potential to generate attractive returns over time, it also may increase a fund’s volatility.

Foreign securities  |  Investments in foreign securities involve greater risks than investing in domestic securities. As a result, a fund’s return and NAV may be affected by fluctuations in currency exchange rates or political or economic conditions and regulatory requirements in a particular country. Foreign markets, as well as foreign economies and political systems, may be less stable than U.S. markets, and changes in the exchange rates of foreign currencies can affect the value of a fund’s foreign assets. Foreign laws and accounting standards typically are not as strict as they are in the U.S., and there may be less government regulation and supervision of foreign stock exchanges, brokers and listed companies. In addition, there may be less public information available about foreign companies. The unavailability and/or unreliability of public information available may impede the fund’s ability to accurately evaluate foreign securities. Custodial and/or settlement systems in foreign markets may not be fully developed and the laws of certain countries may limit the ability to recover assets if a foreign bank or depository or their agents goes bankrupt. Foreign issuers may utilize unfamiliar corporate organizational structures, which can limit investor rights and recourse. Moreover, it may be difficult to enforce contractual obligations or invoke judicial or arbitration processes against non-U.S. companies and non-U.S. persons in foreign jurisdictions. Foreign securities may be less liquid than domestic securities and there may be delays in transaction settlement in some foreign markets. Securities of issuers traded on foreign exchanges may be suspended, either by the issuers themselves, by an exchange, or by government authorities. Over a given period of time, foreign securities may underperform U.S. securities—sometimes for years. A fund could also underperform if it invests in countries or regions whose economic performance falls short. The risks associated with investments in governmental or quasi-governmental entities of a foreign country are heightened by the potential for unexpected governmental change, which may lead to default or expropriation, and inadequate government oversight and accounting. Obligations of supranational entities are subject to the risk that the governments on whose support the entity depends for its financial backing or repayment may be unable or unwilling to provide that support. The effect of recent, worldwide economic instability on specific foreign markets or issuers may be difficult to predict or evaluate. Some national economies continue to show profound instability, which may in turn affect their international trading and financial partners or other members of their currency bloc. Foreign security risk may also apply to ADRs, GDRs and EDRs.

Growth stocks  |  Growth companies are expected to increase their earnings at a certain rate. When these expectations are not met, the prices of these stocks may decline, even if earnings showed an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in

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Principal Risks

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market downturns. The price of a growth company’s stock may fail or not approach the value that has been placed on it. If a growth investment style shifts out of favor based on market conditions and investor sentiment, a fund could underperform funds that use a value or other non-growth approach to investing or have a broader investment style.

High-yield securities  |  Investments in securities rated below investment grade, or “junk bonds,” generally involve significantly greater risks of loss of your money than an investment in investment grade bonds. Compared with issuers of investment grade bonds, issuers of junk bonds are more likely to encounter financial difficulties and to be materially affected by these difficulties, leading to a greater risk that the issuer will default on the timely payment of principal and interest. Rising interest rates may compound these difficulties and reduce an issuer’s ability to repay principal and interest obligations. Issuers of lower-rated securities also have a greater risk of default or bankruptcy, especially when the economy is weak or expected to become weak. If an issuer defaults, a fund may incur additional expenses to seek recovery. Issuers of securities that are in default or have defaulted may fail to resume principal or interest payments, in which case a fund may lose its entire investment. Additionally, due to the greater number of considerations involved in the selection of a fund’s securities, the achievement of a fund’s objective depends more on the skills of the portfolio manager than investing only in higher-rated securities. Therefore, your investment may experience greater volatility in price and yield. High-yield securities may be less liquid than higher quality investments. A security whose credit rating has been lowered may be particularly difficult to sell. The higher yields of high-yielding securities may not reflect the value of the income stream that holders of such securities may expect, but rather the risk that such securities may lose a substantial portion of their value as a result of their issuer’s financial restructuring or default. Investments in high-yield securities are inherently speculative.

Income  |  A fund’s income could decline due to falling market interest rates. In a falling interest rate environment, a fund may be required to invest its assets in lower-yielding securities. Because interest rates vary, it is impossible to predict the income or yield of a fund for any particular period.

Initial public offerings  |  The market value of shares sold in an initial public offering (“IPO”) may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the IPO. The purchase of IPO shares may also involve high transaction costs. The limited number of shares available for trading in some IPOs may make it difficult for a fund to acquire shares of an issuer in which it would like to invest, and may also make it more difficult for a fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. . In addition, some companies initially offering their shares publicly may be involved in relatively new industries or lines of business, which may not be widely understood by investors. Many IPOs are by small- or micro-capitalization companies that are undercapitalized. Investments in IPOs may result in losses to a fund.

Interest rate  |  Investments in investment grade and non-investment grade fixed income securities are subject to interest rate risk. The value of a fund’s fixed income investments typically will fall when interest rates rise. A fund may be particularly sensitive to changes in interest rates if it invests in debt securities with intermediate and long terms to maturity. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations. For example, if a bond has a duration of eight years, a 1% increase in interest rates could be expected to result in a 8% decrease in the value of the bond. As of the date of this Prospectus, interest rates are historically low. During periods of very low or negative interest rates, a fund may be unable to maintain positive returns. Certain European countries and Japan have experienced negative interest rates on deposits and debt securities have traded at negative yields. Negative interest rates may become more prevalent among non-U.S. issuers, and potentially within the United States. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance to the extent the fund is exposed to such interest rates. To the extent a fund holds an investment with a negative interest rate to maturity, a fund may generate a negative return on that investment. Conversely, in the future, interest rates may rise significantly and/or rapidly, potentially resulting in substantial losses to a fund.

Issuer  |  The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets.

Japan  |  A significant portion of a fund’s total assets may be invested in the securities of Japanese issuers, in accordance with the fund’s benchmark. Japan, like many Asian countries, is still heavily dependent upon international trade and may be adversely affected by protectionist trade policies, competition from Asia’s other low-cost emerging economies, the economic conditions of its trading partners, the strength of the yen, and regional and global conflicts. The domestic Japanese economy faces several concerns, including large government deficits, a shrinking workforce, and, in some cases, companies with poor corporate governance. Japan has in the past intervened in the currency markets, which could cause the value of the yen to fluctuate sharply and unpredictably. Japan is located in a part of the world that has historically been prone to natural disasters such as earthquakes and tsunamis. Relations with its neighbors, particularly China, North Korea, South Korea and Russia, have at times been strained due to territorial disputes, historical animosities and defense concerns. As a country with few natural resources, Japan is also heavily dependent on oil and other commodity imports, and higher commodity prices could therefore have a negative impact on the Japanese economy. These and other factors could have a negative impact on a fund’s performance and increase the volatility of an investment in a fund.

Large-cap companies  |  Investments in large-cap companies may underperform other segments of the market, in some cases for extended periods of time, because such companies may be less responsive to competitive challenges and opportunities, such as changes in technology and consumer tastes. Large-cap companies generally are expected to be less volatile than companies with smaller market capitalizations. However, large-cap companies may be unable to attain the high growth rates of successful smaller companies, especially during periods of economic expansion, and may instead focus their competitive efforts on maintaining or expanding their market share.

Leverage  |  Certain transactions of a fund may give rise to a form of leverage. Such transactions may include, among others, the use of buybacks, dollar rolls, and when-issued, delayed delivery or forward commitment transactions. Certain derivatives that a fund may use may also create leverage. Derivatives that involve leverage can result in losses to a fund that exceed the amount originally invested in the derivatives. Certain types of leveraging transactions, such as short sales that are not “against the box,” could be subject to unlimited losses in cases where a fund, for any reason, is unable to close out the transaction. The use of leverage may cause a fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leveraging may cause a fund to be more volatile than if the fund had not been leveraged. This is because leveraging tends to exaggerate the effect of any increase or decrease in the value of a fund’s portfolio securities.

LIBOR  |  Certain of the instruments identified in a fund’s principal investment strategies have variable or floating coupon rates that are based on ICE LIBOR (“LIBOR”), Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”). These Reference Rates are generally intended to represent the rate at which contributing banks may obtain short-term borrowings from each other within certain financial markets.

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Arrangements are underway to phase out the use of LIBOR. These arrangements and any additional regulatory or market changes may have an adverse impact on a fund or its investments, including increased volatility or illiquidity in markets for instruments that rely on LIBOR. There remains uncertainty about the nature of any replacement rate for LIBOR and the impact of the transition from LIBOR on a fund and the financial markets generally. Financial industry groups have begun planning for a transition to the use of a different Reference Rate or benchmark rate, but there are obstacles to converting certain securities and transactions to a new Reference Rate or benchmark rate. The transition process, or the failure of an industry to transition, could lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates and a reduction in the values of some LIBOR-based investments, all of which could impact a fund.

Not all LIBOR-based instruments may have provisions contemplating a scenario where LIBOR becomes unavailable or provide for an alternative rate-setting methodology, and there may be significant uncertainty regarding the effectiveness of any such methodologies. In addition, the alternative reference or benchmark rate may be an ineffective substitute. The elimination of a Reference Rate or any other changes or reforms to the determination or supervision of Reference Rates could have an adverse impact on the market for or value of any securities or payments linked to those Reference Rates and other financial obligations held by a fund. Any substitute Reference Rate and any pricing adjustments imposed by a regulator or by counterparties or otherwise may adversely affect a fund’s performance and/or NAV. At this time, it is not possible to completely identify or predict the effect of any such changes, any establishment of alternative Reference Rates or any other reforms to Reference Rates that may be enacted in the UK or elsewhere. Because the usefulness of LIBOR as a benchmark could deteriorate during the transition period, any of the effects described above could occur prior to the official phasing out of LIBOR.

Liquidity  |  Liquidity risk is the possibility that a fund’s securities may have limited marketability, be subject to restrictions on resale, be difficult or impossible to purchase or sell at favorable times or prices, or become less liquid in response to market developments or adverse credit events that may affect issuers or guarantors of a debt security, any of which could have the effect of decreasing the overall level of the fund’s liquidity. The market prices for such securities may be volatile. An inability to sell a portfolio position can adversely affect a fund’s NAV or prevent a fund from being able to take advantage of other investment opportunities. A fund could lose money if it cannot sell a security at the time and price that would be most beneficial to a fund. A fund may be required to dispose of investments at unfavorable times or prices to satisfy obligations, which may result in losses or may be costly to a fund. Market developments may cause a fund’s investments to become less liquid and subject to erratic price movements. In addition, the market-making capacity of dealers in certain types of securities has been reduced in recent years, in part as a result of structural and regulatory changes, such as fewer proprietary trading desks and increased capital requirements for broker-dealers. Further, many broker-dealers have reduced their inventory of certain debt securities. This could negatively affect a fund’s ability to buy or sell debt securities and increase the related volatility and trading costs. For example, liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates.

Market  |  Markets may at times be volatile and the values of a fund’s stock and fixed income holdings, as well as the income generated by a fund’s fixed income holdings, may decline, sometimes significantly and/or rapidly, because of adverse issuer-specific conditions or general market conditions, including a broad stock market decline, which are not specifically related to a particular issuer. These conditions may include real or perceived adverse political, regulatory, market, economic or other developments, such as natural disasters, public health crises, pandemics, regional or global economic instability (including terrorism and geopolitical risks) and interest, inflation, and currency rate fluctuations. These and other conditions may cause broad changes in market value, the general outlook for corporate earnings, public perceptions concerning these developments or adverse investment sentiment generally. These events may lead to periods of volatility, which may be exacerbated by changes in bond market size and structure. Changes in the financial condition of a single issuer, industry or market segment also can impact the market as a whole. In addition, adverse market events may lead to increased redemptions, which could cause a fund to experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. Conversely, it is also possible that, during a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Changes in value may be temporary or may last for extended periods. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed income and credit markets may negatively affect many issuers worldwide. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future, particularly if markets enter a period of uncertainty or economic weakness. Periods of unusually high volatility in the financial markets and restrictive credit conditions, sometimes limited to a particular sector or geographic region, continue to recur. Even when securities markets perform well, there is no assurance that the investments held by a fund will increase in value along with the broader market.

The increasing interconnectedness of markets around the world may result in many markets being affected by events in a single country or events affecting a single or small number of issuers. Events such as natural disasters, public health crises, pandemics, governments’ reactions to and public perceptions concerning these developments, and adverse investor sentiment could cause uncertainty in the markets and may adversely affect the performance of the global economy. Terrorism and related geopolitical risks, including tensions or open conflict between nations, or political or economic dysfunction within some nations that are major players on the world stage or major producers of oil have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally. Likewise, systemic market dislocations of the kind that occurred during the financial crisis in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment and other factors affecting the value of a fund’s investments.

Political and diplomatic events within the United States and abroad, such as changes in the U.S. presidential administration and Congress and domestic political unrest, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. The severity or duration of adverse economic conditions may also be affected by policy changes made by government or quasi-governmental organizations.

In addition, markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in a fund being, among other things,

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unable to buy or sell certain securities or financial instruments or accurately price its investments. These fluctuations in stock prices could be a sustained trend or a drastic movement. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Recent Market Events  |  Certain illnesses spread rapidly and have the potential to significantly and adversely affect the global economy. An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has subsequently spread globally. The impact of the outbreak has been rapidly evolving, and the transmission of COVID-19 and efforts to contain its spread have resulted, and may continue to result, in significant disruptions to business operations, travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruptions of and delays in healthcare service preparation and delivery, prolonged quarantines and stay-at-home orders, cancellations, supply chain disruptions, widespread business closures and layoffs, service and event cancellations, reductions and other changes, and lower consumer demand, as well as general concern and uncertainty that has negatively affected the global economy. These issues may continue until vaccines and other COVID-19 treatments are more widely available, the timeline for which is uncertain. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. Deteriorating economic fundamentals may in turn increase the risk of default or insolvency of particular issuers, negatively impact market value, increase market volatility, cause credit spreads to widen, and reduce liquidity. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

The Board of Governors of the Federal Reserve System (also known as “the Fed”) has taken and may continue to take numerous measures to address the economic impact of the COVID-19 pandemic, such as the reduction of the federal funds target rate and the introduction of several credit and liquidity facilities, and the U.S. federal government has taken and may continue to take steps to stimulate the U.S. economy, including adopting stimulus packages targeted at large parts of the economy. The effect of these and other efforts may not be known for some time, and it is not known whether and to what extent they will be successful.

Decisions by the Fed regarding interest rate and monetary policy, which can be difficult to predict and sometimes change direction suddenly in response to economic and market events, continue to have a significant impact on securities prices as well as the overall strength of the U.S. economy. The Fed has spent hundreds of billions of dollars to keep credit flowing through short-term money markets. The Fed has signaled that it plans to maintain its interventions at an elevated level. Amid the Fed’s ongoing efforts, concerns about the markets’ dependence on the Fed’s daily doses of liquidity have grown. Future legislative, regulatory and policy changes may impact current international trade deals, result in changes to prudential regulation of certain players in the financial market, and provide significant new investments in infrastructure, the environment, or other areas. Markets may react strongly to expectations about the changes in these policies, which could increase volatility, especially if the markets’ expectations for changes in government policies are not borne out.

A rise in protectionist trade policies, slowing global economic growth, risks associated with ongoing trade negotiations with China, risks associated with the United Kingdom’s departure from the European Union on December 31, 2020, and a trade agreement between the United Kingdom and the European Union, and the possibility of changes to some international trade agreements, could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time. Interest rates have been unusually low in recent years in the U.S. and abroad and are currently at historic lows. The outcomes may cause increased volatility and have a significant adverse impact on world financial markets, other international trade agreements and the United Kingdom and European economies as well as the broader global economy.

Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. A rise in sea levels, an increase in powerful windstorms and/or a climate-driven increase in sea levels or flooding could cause coastal properties to lose value or become unmarketable altogether. Economists warn that, unlike previous declines in the real estate market, properties in affected coastal zones may not ever recover their value. Large wildfires driven by high winds and prolonged drought may devastate businesses and entire communities and may be very costly to any business found to be responsible for the fire. Regulatory changes and divestment movements tied to concerns about climate change could adversely affect the value of certain land and the viability of industries whose activities or products are seen as accelerating climate change. These losses could adversely affect corporate issuers and mortgage lenders, the value of mortgage-backed securities, the bonds of municipalities that depend on tax or other revenues and tourist dollars generated by affected properties, and insurers of the property and/or of corporate, municipal or mortgage-backed securities. Since property and security values are driven largely by buyers’ perceptions, it is difficult to know the time period over which these market effects might unfold.

Market timing  |  Frequent trading by fund shareholders poses risk to other shareholders in a fund, including (i) the dilution of a fund’s NAV, (ii) an increase in a fund’s expenses, and (iii) interference with a portfolio manager’s ability to execute efficient investment strategies. Because of specific securities a fund may invest in, it could be subject to the risk of market timing activities by fund shareholders. Some examples of these types of securities are high-yield, small-cap and foreign securities. Typically, foreign securities offer the most opportunity for these market timing activities. A fund generally prices these foreign securities using their closing prices from the foreign markets in which they trade, typically prior to a fund’s calculation of its NAV. These prices may be affected by events that occur after the close of a foreign market but before a fund prices its shares. In such instances, a fund may fair value foreign securities. However, some investors may engage in frequent short-term trading in a fund to take advantage of any price differentials that may be reflected in the NAV of a fund’s shares. There is no assurance that fair valuation of securities can reduce or eliminate market timing. There is no guarantee that Carillon Tower Advisers, Inc., as the manager and transfer agent of the funds, can detect all market timing activities.

Maturity  |  A fund will invest in fixed income securities of varying maturities. A fixed income security’s maturity is one indication of the interest rate exposure of a security. Generally, the longer a fixed income security’s maturity, the greater the risk. Conversely, the shorter a fixed income security’s maturity, the lower the risk.

Mid-cap companies  |  Investments in mid-cap companies generally involve greater risks than investing in large-capitalization companies. Mid-cap companies may have narrower commercial markets and limited managerial and financial resources compared to larger, more established companies. The performance of mid-cap companies can be more volatile, and their stocks less liquid, compared to larger, more established companies, which could increase the volatility of a fund’s portfolio and performance. Shareholders of a fund that

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invests in mid-cap companies should expect that the value of the fund’s shares will be more volatile than a fund that invests exclusively in large-cap companies. Generally, the smaller the company size, the greater these risks.

Mortgage- and asset-backed securities  |  Mortgage and asset-backed security risk arises in part from the potential for mortgage failure, particularly during periods of market downturn, premature repayment of principal, or a delay in the repayment of principal, and can increase in an unstable or depressed housing market. The reduced value of the fund’s securities and the potential loss of principal as a result of a mortgagor’s failure to repay would have a negative impact on the fund. If a borrower repays the principal early, a fund may have to reinvest the proceeds at a lower rate, thereby reducing a fund’s income. Conversely, a delay in the repayment of principal could lengthen the expected maturity of the securities, thereby increasing the potential for loss when prevailing interest rates rise, which could cause the values of the securities to fall sharply. In a to-be-announced (“TBA”) mortgage-backed transaction, a fund and the seller agree upon the issuer, interest rate and terms of the underlying mortgages. However, the seller does not identify the specific underlying mortgages until it issues the security. TBA mortgage-backed securities increase interest rate risks because the underlying mortgages may be less favorable than anticipated by a fund.

Other investment companies, including ETFs  |  Investments in the securities of other investment companies, including exchange-traded funds (“ETFs”) (which may, in turn invest in equities, bonds, and other financial vehicles), may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a fund becomes a shareholder of that investment company. As a result, fund shareholders indirectly bear the fund’s proportionate share of the fees and expenses paid by the other investment company, in addition to the fees and expenses fund shareholders indirectly bear in connection with the fund’s own operations. Investments in other investment companies will subject a fund to the risks of the types of investments in which the investment companies invest.

As a shareholder, a fund must rely on the other investment company to achieve its investment objective. If the other investment company fails to achieve its investment objective, the value of the fund’s investment will typically decline, adversely affecting the fund’s performance. In addition, because ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, ETF shares may potentially trade at a discount or a premium. Investments in ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to a fund. Finally, because the value of ETF shares depends on the demand in the market, the portfolio manager may not be able to liquidate a fund’s holdings of ETF shares at the most optimal time, adversely affecting the fund’s performance. An ETF that tracks an index may not precisely replicate the returns of its benchmark index. A passively managed ETF may not be permitted to sell poorly performing stocks that are included in its index.

Portfolio turnover  |  A fund may engage in more active and frequent trading of portfolio securities to a greater extent than certain other mutual funds with similar investment objectives. A fund’s turnover rate may vary greatly from year to year or during periods within a year. A high rate of portfolio turnover may lead to greater transaction costs, result in adverse tax consequences to investors (from increased recognition of net capital gains, which are taxable to shareholders when distributed to them) and adversely affect performance.

Quantitative strategy risk  |  The success of a fund’s investment strategy may depend in part on the effectiveness of a sub-adviser’s quantitative tools for screening securities. Securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis, which could adversely affect their value. A sub-adviser’s quantitative tools may use factors that may not be predictive of a security’s value, and any changes over time in the factors that affect a security’s value may not be reflected in the quantitative model. The quantitative tools may not react as expected to market events, resulting in losses for a fund. Data for some companies, particularly non-U.S. companies, may be less available and/or less current than data for other companies. There may also be errors in the computer code for the quantitative model or in the model itself, or issues relating to the computer systems used to screen securities. A sub-adviser’s stock selection can be adversely affected if it relies on insufficient, erroneous or outdated data or flawed models or computer systems. Additionally, a previously successful strategy may become outdated or inaccurate, which may not be identified by a sub-adviser and therefore may also result in losses.

Redemptions  |  A fund may experience periods of heavy redemptions that could cause a fund to sell assets at inopportune times or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in a fund, have short investment horizons, or have unpredictable cash flow needs. The risk of loss is also greater if redemption requests are frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities a fund wishes to sell are illiquid. A general rise in interest rates has the potential to cause investors to move out of fixed income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed income securities. This, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed income securities, may result in decreased liquidity and increased volatility in the fixed income markets, and heightened redemption risk. Heavy redemptions, whether by a few large investors or many smaller investors, could hurt a fund’s performance.

Sectors  |  A fund may hold a significant amount of investments in companies that are in similar businesses, which may be similarly affected by particular economic or market events that may, in certain circumstances, cause the value of securities of all companies in a particular sector of the market to change. To the extent a fund has substantial holdings within a particular sector, the risks associated with that sector increase. In addition, when a fund focuses its investments in certain sectors of the economy, its performance could fluctuate more widely than if a fund invested more evenly across sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. As a fund’s portfolio changes over time, a fund’s exposure to a particular sector may become higher or lower.

Financials sector  |  Financial services companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Certain events in the financial sector may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses. Securities of financial services companies may experience a dramatic decline in value when such companies experience substantial declines in the valuations of their assets, take action to raise capital (such as the issuance of debt or equity securities), or cease operations. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition. Adverse economic, business or political developments could adversely affect financial institutions engaged in mortgage finance or other lending or investing activities directly or indirectly connected to the value of real estate.

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Health care sector  |  The health care sector may be affected by government regulations and government health care programs, restrictions on government reimbursement for medical expenses, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Many health care companies are (1) heavily dependent on patent protection and intellectual property rights and the expiration of a patent may adversely affect their profitability, (2) subject to extensive litigation based on product liability and similar claims, and (3) subject to competitive forces that may make it difficult to raise prices and, may result in price discounting. Health care companies may also be thinly capitalized and susceptible to product obsolescence. Many health care products and services may be subject to regulatory approvals. The process of obtaining such approvals may be long and costly, and delays in or failure to receive such approvals may negatively impact the business of such companies. Additional or more stringent laws and regulations enacted in the future could have a material adverse effect on such companies in the health care sector. Issuers in the health care sector include issuers having their principal activities in the biotechnology industry or in medical laboratories and research, which pose additional risks. A biotechnology company’s valuation can often be based largely on the potential or actual performance of a limited number of products and, accordingly, can be significantly affected if one of its products proves unsafe, ineffective or unprofitable. Many biotechnology companies invest heavily in research and development, and their products or services may not prove commercially successful or may become obsolete quickly due to technological change. Biotechnology companies can also be significantly affected by technological change and obsolescence, product liability lawsuits and consequential high insurance costs. The values of biotechnology companies are also dependent on the development, protection and exploitation of intellectual property rights and other proprietary information. Any impairment of such rights may have adverse financial consequences. Biotechnology companies are subject to regulation by, and the restrictions of, the Food and Drug Administration, the Environmental Protection Agency, state and local governments, and foreign regulatory authorities. A biotechnology company may be unable to raise prices on its products or services to cover its development and regulatory costs because of managed care pressure or price controls. Biotechnology stocks, especially those issued by smaller, less-seasoned companies, can be more volatile than the overall market.

Information technology sector  |  The information technology sector includes companies engaged in internet software and services, technology hardware and storage peripherals, electronic equipment, instruments and components, and semiconductors and semiconductor equipment. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face rapid product obsolescence due to technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Failure to introduce new products, develop and maintain a loyal customer base or achieve general market acceptance for their products could have a material adverse effect on a company’s business. Companies in the information technology sector are heavily dependent on intellectual property and the loss of patent, copyright and trademark protections may adversely affect the profitability of these companies.

Securities lending  |  A fund may lend its portfolio securities to brokers, dealers and financial institutions to seek income. Borrowers of a fund’s securities typically provide collateral in the form of cash that is reinvested in securities. A fund will be responsible for the risks associated with the investment of cash collateral. A fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to meet obligations to the borrower. There is a risk that a borrower may default on its obligations to return loaned securities; however, a fund’s securities lending agent may indemnify the fund against that risk. There is a risk that the assets of a fund’s securities lending agent may be insufficient to satisfy any contractual indemnification requirements to the fund. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with a fund’s ability to vote proxies or to settle transactions and there is the risk of possible loss of rights in the collateral should the borrower fail financially. In any case in which the loaned securities are not returned to a fund before an ex-dividend date, the payment in lieu of the dividend that the fund receives from the securities’ borrower would not be treated as a dividend for federal income tax purposes and thus would not qualify for treatment as “qualified dividend income.”

Short sales  |  A short sale creates the risk of a loss if the price of the underlying security increases in value between the date of the short sale and the date on which an offsetting position is purchased, thus increasing the cost to a fund of buying those securities to cover the short position. The potential for greater losses may be incurred due to general market forces, such as a lack of securities available for short sellers to borrow for delivery, or increases in the price of a security sold short. A fund may lose more money than the actual cost of a short sale investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to a fund.

Small-cap companies  |  Investments in small-cap companies generally involve greater risks than investing in large-capitalization companies. Companies with smaller market capitalizations generally have lower volume of shares traded daily, less liquid stock and more volatile stock prices. Companies with smaller market capitalizations also tend to have a limited product or service base and limited access to capital. Newer companies with unproven business strategies also tend to be smaller companies. The above factors increase risks and make these companies more likely to fail than companies with larger market capitalizations, and could increase the volatility of a fund’s portfolio and performance. Shareholders of a fund that invests in small-cap companies should expect that the value of the fund’s shares will be more volatile than a fund that invests exclusively in mid-cap or large-cap companies. Generally, the smaller the company size, the greater these risks.

United Kingdom securities  |  A fund’s exposure to issuers located in, or with economic ties to, the United Kingdom (the “UK”), could expose the fund to risks associated with investments in the UK to a greater extent than more geographically diverse funds. Investments in UK issuers may subject a fund to regulatory, political, currency, security, and economic risks specific to the UK. The UK has one of the largest economies in Europe, and the United States and other European countries are substantial trading partners of the UK. As a result, the UK economy may be impacted by changes to the economic condition of the United States and other European countries. The UK economy relies heavily on the export of financial services to the United States and other European countries. A prolonged slowdown in the financial services sector may have a negative impact on the UK economy. In the past, the UK has been a target of terrorism. Acts of terrorism in the UK or against UK interests may cause uncertainty in the UK financial markets and adversely affect the performance of the issuers to which a fund has exposure.

The full impact of the UK’s departure from the European Union, commonly referred to as “Brexit,” which occurred on December 31, 2020, and the nature of the future relationship between the UK and the European Union remains uncertain. The UK and the European Union reached a trade agreement on December 31, 2020, which became effective on May 1, 2021 after being ratified by all applicable United Kingdom and European Union governmental bodies. The period following the UK’s withdrawal from the European Union is expected to be one of significant political and economic uncertainty particularly until the UK government and European Union member states agree and implement the terms of the UK’s future relationship with the European Union.

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Brexit may create additional economic stresses for the UK, which may include causing a contraction of the UK economy and price volatility in UK stocks, decreased trade, capital outflows, devaluation of pounds sterling, and wider corporate bond spreads due to uncertainty and declines in business and consumer spending as well as foreign direct investment. A fund may be negatively impacted by changes in law and tax treatment resulting from or following Brexit. The UK may be less stable than it has been in recent years, and investments in the UK may be difficult to value, or subject to greater or more frequent rises and falls in value. Brexit could adversely affect European or worldwide political, regulatory, economic or market conditions and could contribute to instability in global political institutions, regulatory agencies and financial markets. Until the economic effects of Brexit become clearer, and while a period of political, regulatory and commercial uncertainty continues, there remains a risk that Brexit may negatively impact the value of investments held by a fund. In addition, any further exits from the European Union, or the possibility of such exits, would likely cause additional market disruption globally and introduce new legal and regulatory uncertainties.

U.S. Government securities and Government sponsored enterprises  |  A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed by the applicable entity only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. Investments in securities issued by Government sponsored enterprises are debt obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (1) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (2) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal Home Loan Bank and the Federal Farm Credit Banks; (3) supported by the discretionary authority of the U.S. Government to purchase the agency obligations, such as those of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation; or (4) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so. In such circumstances, if the issuer defaulted, a fund may not be able to recover its investment from the U.S. Government. Like all bonds, U.S. Government securities and Government-sponsored enterprise bonds are also subject to interest rate risk, credit risk and market risk. The rising U.S. national debt may lead to adverse impacts on the value of U.S. government securities due to potentially higher costs for the U.S. government to obtain new financing.

U.S. Treasury obligations  |  Securities issued or guaranteed by the U.S. Treasury are backed by the “full faith and credit” of the United States; however, the U.S. government guarantees the securities only as to the timely payment of interest and principal when held to maturity, and the market prices of such securities may fluctuate. The value of U.S. Treasury obligations may vary due to changes in interest rates. In addition, changes to the financial condition or credit rating of the U.S. government may cause the value of a fund’s investments in obligations issued by the U.S. Treasury to decline. Certain political events in the U.S., such as a prolonged government shutdown, may also cause investors to lose confidence in the U.S. government and may cause the value of U.S. Treasury obligations to decline. Because U.S. Treasury securities trade actively outside the United States, their prices may also rise and fall as changes in global economic conditions affect the demand for these securities. The total public debt of the U.S. as a percent of GDP has grown rapidly since the beginning of the recent financial and market volatility as a result of the coronavirus pandemic. Although high debt levels do not necessarily indicate or cause economic problems, they have the potential to create systemic risks if sound debt management practices are not implemented.

Valuation  |  Securities held by a fund may be priced by an independent pricing service and also may be priced using dealer quotes or fair valuation methodologies in accordance with valuation procedures adopted by the fund’s Board. The prices provided by the independent pricing service or dealers or the fair valuations may be different from the prices used by other mutual funds or from the prices at which securities are actually bought and sold. This risk may be pronounced for investments that may be illiquid or may become illiquid and for securities that trade in relatively thin markets and/or markets that experience extreme volatility.

Value stocks  |  Investments in value stocks are subject to the risk that their true worth may not be fully realized by the market or that their prices may decline. This may result in the value stocks’ prices remaining undervalued for extended periods of time. A fund’s performance also may be affected adversely if value stocks remain unpopular with or lose favor among investors. If a value investment style shifts out of favor based on market conditions and investor sentiment, a fund could underperform funds that use a non-value approach to investing or have a broader investment style.

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Carefully consider the investment objectives, risks, charges, and expenses of any fund before you invest. Contact us at 800.421.4184 or www.carillontower.com or call your financial professional for a prospectus, or summary prospectus, which contains this and other important information about the Carillon Family of Funds. Read the prospectus, or summary prospectus, carefully before you invest or send money.
This report is for the information of Shareholders of the Carillon Mutual Funds. If you wish to review additional information on the portfolio holdings of a fund, a complete schedule has been filed with the Securities and Exchange Commission (“Commission”) for the first and third quarters of each fund’s fiscal year end on Form N-PORT. These filings are available on the Commission’s website at www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330. A description of each fund’s proxy voting policies, procedures and information regarding how each fund voted proxies relating to portfolio securities for the most recent 12-month period ending June 30th of that year, is available without charge, upon request, by calling the Carillon Family of Funds, toll-free at the number above, by accessing our website at carillontower.com or by accessing the Commission’s website at www.sec.gov.

Item 2. Code of Ethics

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable to the Trust.

Item 6. Schedule of Investments

Included as part of report to shareholders under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to the Trust.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to the Trust.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to the Trust.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the Trust’s Nominating Committee Charter, which sets forth procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees, since the Trust last provided disclosure in response to this item.

Item 11. Controls and Procedures

(a)

The Trust’s Principal Executive Officer and Principal Financial Officer evaluated the Trust’s disclosure controls and procedures within 90 days of this filing and have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are appropriately designed to ensure that information required to be disclosed by the Trust in the reports that it files on Form N-CSR (a) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission; and (b) is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure.

(b)

There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) of the Trust that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, its internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Trust.

Item 13.	Exhibits

(a)(1) Not applicable to semi-annual reports.

(a)(2) The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, are filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable to the Trust.

(a)(4) Not applicable to the Trust.

(b) The certification required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 1350 of Chapter 63 of Title 18 of the United States Code is filed and attached hereto as Exhibit 1350CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Trust has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: June 18, 2021	CARILLON SERIES TRUST

/s/ Susan L. Walzer
Susan L. Walzer
Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Trust and in the capacities and on the dates indicated.

Date: June 18, 2021	CARILLON SERIES TRUST

/s/ Susan L. Walzer
Susan L. Walzer
Principal Executive Officer

Date: June 18, 2021	/s/ Carolyn Gill
Carolyn Gill
Principal Financial Officer